SEMIANNUAL REPORT

[GRAPHIC OF COUPLES AT OPERA]

SEPTEMBER 30, 2001

NORTHERN FIXED INCOME FUNDS

TRUST NORTHERN FOR A LIFETIME OF INVESTING

[NORTHERN FUNDS LOGO]

Managed by
[NORTHERN TRUST LOGO]

[PHOTOGRAPH OF ORIE L. DUDLEY JR.]

a MESSAGE from
ORIE L. DUDLEY JR.
CHIEF INVESTMENT OFFICER

THE MOST AGGRESSIVE RATE-CUTTING CAMPAIGN in Chairman Greenspan's nearly 14-year tenure at the Federal Reserve's helm continued to be a central storyline for fixed income markets. For the six-month period ending September 30, 2001, the Fed eased interest rates another 200 basis points, dropping the federal funds target to levels not seen in more than seven years.

The market held two competing views as to whether Fed actions were achieving their desired effect on our dormant economy. On one side of the scale, declining corporate earnings, persistently weak capital spending, international weakness and slowing employment growth pointed toward lingering economic malaise and recessionary fears. On the other side of the scale were indications of renewed economic strength. In addition to Fed easings, the $1.35 trillion tax cut, rapidly growing money supply and sharp declines in inventories seemed to suggest that a potential second-half recovery was in the offing.

Ultimately, the tragic events of September 11 tipped the scales toward a recession and added a new level of instability to an already wobbly economy. In response, the yield curve steepened further as short-term rates moved lower in anticipation of still more Fed easing. Credit spreads ballooned, particularly among lower-rated securities, and investment-grade corporate bonds gave back much of their outperformance from earlier in the period. As monetary policy eased worldwide and risk avoidance was rewarded, U.S. and international government bonds experienced a flight-to-quality rally. Municipal bonds remained in favor due to their attractive yields and strong demand from retail investors who have rediscovered the benefits bonds can bring to a diversified portfolio.

We believe that recent events have dampened, but not extinguished, the prospects for an eventual economic recovery. Although recession now seems a near certainty, we do not expect it to be particularly long or deep. Additional Fed rate cuts, increased government spending and further potential tax cuts should join forces with existing monetary and fiscal responses to return the economy to positive territory. As a result, we foresee the likelihood of a sharp, V-shaped recovery beginning in mid-2002, barring any additional terrorist attacks on the United States.

Going forward, security selection will be critical in the corporate bond sector, where valuations have recently returned to more attractive levels as investors unduly penalized many securities. High yield bonds have been driven to historically high yields and depreciated market prices, and we believe the asset class now offers income and appreciation potential to risk-tolerant, long-term investors. Overseas, slowing economic growth and easing monetary policy should bode well for European bonds. Finally, attractive after-tax yields and robust demand continue to make municipal bonds an appealing income vehicle, despite recent reductions in federal income tax rates.

During this period of uncertainty, we encourage you to follow the same investment principles that guide us here at Northern Trust -- disciplined decision making, broad portfolio diversification and a long-term investment perspective.

Sincerely,

/s/ Orie L. Dudley Jr.
----------------------
Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

2   STATEMENTS OF ASSETS AND LIABILITIES

4   STATEMENTS OF OPERATIONS

6   STATEMENTS OF CHANGES IN NET ASSETS

8   FINANCIAL HIGHLIGHTS

    SCHEDULES OF INVESTMENTS

    20  ARIZONA TAX-EXEMPT FUND

    23  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

    27  CALIFORNIA TAX-EXEMPT FUND

    32  FIXED INCOME FUND

    39  FLORIDA INTERMEDIATE TAX-EXEMPT FUND

    42  GLOBAL FIXED INCOME FUND

    44  HIGH YIELD FIXED INCOME FUND

    48  HIGH YIELD MUNICIPAL FUND

    52  INTERMEDIATE TAX-EXEMPT FUND

    61  SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

    62  TAX-EXEMPT FUND

    70  U.S. GOVERNMENT FUND

71  NOTES TO THE FINANCIAL STATEMENTS

76  ABBREVIATIONS AND OTHER INFORMATION

                                NOT FDIC INSURED

                       May lose value / No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers in effect. In the absence of fee waivers, total return would have been reduced. Total return is based on net change in NAV assuming reinvestment of all dividends and distributions.

Northern Funds Distributors, LLC, an independent third party.

                           NORTHERN FUNDS SEMIANNUAL REPORT 1 FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

                                                             CALIFORNIA                                           FLORIDA
                                              ARIZONA       INTERMEDIATE        CALIFORNIA         FIXED       INTERMEDIATE
AMOUNTS IN THOUSANDS,                       TAX-EXEMPT       TAX-EXEMPT         TAX-EXEMPT        INCOME        TAX-EXEMPT
EXCEPT PER SHARE DATA                          FUND             FUND               FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                          $76,446          $83,855             $119,481       $826,739         $41,949
Investments, at value                         $80,842          $88,827             $126,718       $837,923         $43,134
Cash and foreign currencies                         1                -                    1              -               1
Income receivable                               1,050            1,152                1,668          7,481             624
Receivable for securities sold                  2,123            3,294                3,608          1,086               -
Receivable for fund shares sold                     -                -                    -              -               -
Receivable from investment adviser                  3                3                    3             15               2
Prepaid and other assets                            4                4                    4             22               6
Total Assets                                   84,023           93,280              132,002        846,527          43,767
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                      -                -                    -          4,512               -
Payable for securities purchased                2,034            3,778                1,590         87,339               -
Payable for fund shares redeemed                    -                -                    -              -               -
Distributions payable to shareholders              53               56                   90            673              25
Accrued investment advisory fees                    9               10                   15             93               5
Accrued administration fees                         2                2                    3             18               1
Accrued custody and accounting fees                 1                3                    2             12               1
Accrued transfer agent fees                         1                1                    2             12               -
Accrued registration fees and other                 9                8                    7             20              10
liabilities
Total Liabilities                               2,109            3,858                1,709         92,679              42
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                    $81,914          $89,422             $130,293       $753,848         $43,725
---------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                 $76,689          $83,906             $122,622       $741,184         $42,311
Accumulated undistributed (distributions in
  excess of) net investment income (loss)           -                -                    -           (184)              -
Accumulated net realized gains (losses) on
  investments and foreign currency
  transactions                                    829              544                  434          1,664             229
Net unrealized appreciation (depreciation) on
  investments and foreign currency
  transactions                                  4,396            4,972                7,237         11,184           1,185
Net unrealized gains on translation of other
  assets and liabilities denominated in
  foreign currencies                                -                -                    -              -               -
Net Assets                                    $81,914          $89,422             $130,293       $753,848         $43,725
---------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                      7,594            8,469               11,671         73,800           4,102

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                             $ 10.79          $ 10.56             $  11.16       $  10.21         $ 10.66
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

FIXED INCOME FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2001 (UNAUDITED)

                                               GLOBAL     HIGH        HIGH                        SHORT-
                                                FIXED     YIELD       YIELD   INTERMEDIATE     INTERMEDIATE                  U.S.
AMOUNTS IN THOUSANDS,                          INCOME FIXED INCOME  MUNICIPAL  TAX-EXEMPT    U.S. GOVERNMENT  TAX-EXEMPT  GOVERNMENT
EXCEPT PER SHARE DATA                           FUND      FUND         FUND       FUND             FUND          FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                          $28,012    $236,784     $30,007     $656,095        $87,961       $515,350    $332,867
Investments, at value                         $28,024    $216,504     $30,555     $679,760        $90,411       $549,262    $345,173
Cash and foreign currencies                       172           -           1            1              -              -           1
Income receivable                                 478       6,193         605        9,316          1,163          7,595       3,313
Receivable for securities sold                     46           -         618       21,222              -          3,205           -
Receivable for fund shares sold                     -          49           -            -              -              -           -
Receivable from investment adviser                  2           6           2           18              3             13           8
Prepaid and other assets                            4          14           7           28              2             25          13
Total Assets                                   28,726     222,766      31,788      710,345         91,579        560,100     348,508
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                      -           -           -            -              -              -           -
Payable for securities purchased                1,098         447           -       18,785              -          9,574           -
Payable for fund shares redeemed                    -           -           -            -              -              -           1
Distributions payable to shareholders               -         370          28          427             60            387         229
Accrued investment advisory fees                    4          27           4           81             11             63          43
Accrued administration fees                         1           6           1           17              2             13           9
Accrued custody and accounting fees                 1           2          43            3              -              -           -
Accrued transfer agent fees                         -           4           1           11              2              9           6
Accrued registration fees and other
liabilities                                        10           8          13           17              9             12           6
Total Liabilities                               1,114         864          90       19,341             84         10,058         294
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                    $27,612    $221,902     $31,698     $691,004        $91,495       $550,042    $348,214
------------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                 $27,123    $269,811     $32,344     $662,903        $88,112       $517,525    $331,912
Accumulated undistributed (distributions in
  excess of) net investment income (loss)         517           -           -           77              -            (67)        444
Accumulated net realized gains (losses) on
  investments and foreign currency
  transactions                                    (89)    (27,629)     (1,194)       4,359            933         (1,328)      3,552
Net unrealized appreciation (depreciation) on
  investments and foreign currency
  transactions                                     54     (20,280)        548       23,665          2,450         33,912      12,306
Net unrealized gains on translation of other
  assets and liabilities denominated in
  foreign currencies                                7           -           -            -              -              -           -
Net Assets                                    $27,612    $221,902     $31,698     $691,004        $91,495       $550,042    $348,214
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                      2,761      28,681       3,404       65,663          8,694         51,324      32,890

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                             $ 10.00    $   7.74      $ 9.31     $  10.52        $ 10.52       $  10.72    $  10.59
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

                           NORTHERN FUNDS SEMIANNUAL REPORT 3 FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

                                                            CALIFORNIA                                        FLORIDA
                                              ARIZONA      INTERMEDIATE       CALIFORNIA          FIXED     INTERMEDIATE
                                            TAX-EXEMPT      TAX-EXEMPT        TAX-EXEMPT         INCOME      TAX-EXEMPT
AMOUNTS IN THOUSANDS                           FUND           FUND               FUND             FUND         FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                               $1,924         $2,192             $3,302           $24,993        $  955
Dividend income                                    -              -                  -                 -             -
------------------------------------------------------------------------------------------------------------------------
  Total Investment income                      1,924          2,192              3,302            24,993           955
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                         291            329                482             2,788           158
Administration fees                               58             66                 97               558            32
Transfer agent fees                               39             44                 64               372            21
Custody and accounting fees                       28             34                 35                45            30
Registration fees                                  6              4                  4                17             8
Professional fees                                  3              3                  3                 7             3
Trustee fees and expenses                          1              1                  1                 4             1
Other                                              8              8                  8                27             8
------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                  434            489                694             3,818           261
  Less voluntary waivers of
    investment advisory fees                     (19)           (22)               (32)               -            (11)
  Less expenses reimbursed by
    investment adviser                           (85)           (94)              (115)             (472)          (71)
  Net Expenses                                   330            373                547             3,346           179
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          1,594          1,819              2,755            21,647           776
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                    363            365                414             5,270           258
  Foreign currency transactions                    -               -                 -                 -             -
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions                  616            584              1,709             3,296           398
Net change in unrealized gains (losses) on
  translation of other assets and liabilities
  denominated in foreign currencies                -               -                 -                 -             -
------------------------------------------------------------------------------------------------------------------------
  Net Gains (Losses) on Investments              979            949              2,123             8,566           656
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $2,573         $2,768             $4,878           $30,213        $1,432
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

FIXED INCOME FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT


                                 SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                                                                         SHORT
                                                 GLOBAL      HIGH YIELD    HIGH YIELD  INTERMEDIATE   INTERMEDIATE
                                              FIXED INCOME  FIXED INCOME    MUNICIPAL   TAX-EXEMPT   U.S. GOVERNMENT  TAX-EXEMPT
AMOUNTS IN THOUSANDS                              FUND          FUND          FUND          FUND         FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                    $ 601      $11,757       $  962        $16,115        $2,284         $14,429
Dividend income                                        -          127            -              -             -               -
-------------------------------------------------------------------------------------------------------------------------------
  Total Investment income                            601       11,884          962         16,115         2,284          14,429
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                              99          836          116          2,547           314           2,052
Administration fees                                   16          167           23            509            63             410
Transfer agent fees                                   11          111           16            340            42             274
Custody and accounting fees                           44           59           37             86            30              67
Registration fees                                     10           12            8             24            11              17
Professional fees                                      3            3            3              7             3               2
Trustee fees and expenses                              1            1            1              4             1               3
Other                                                  9           11           11             24             8              16
-------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                      193        1,200          215          3,541           472           2,841
  Less voluntary waivers of
    investment advisory fees                           -            -           (8)          (170)            -            (137)
  Less expenses reimbursed by
    investment adviser                               (67)        (197)         (75)          (485)          (95)           (379)
  Net Expenses                                       126        1,003          132          2,886           377           2,325
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                475       10,881          830         13,229         1,907          12,104
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                        (37)     (11,391)        (150)         3,225         1,126           2,653
  Foreign currency transactions                     (102)           -            -              -             -               -
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions                      543       (7,885)         692          4,919         1,032           4,521
Net change in unrealized gains (losses) on
  translation of other assets and liabilities
  denominated in foreign currencies                   19            -            -              -             -               -
-------------------------------------------------------------------------------------------------------------------------------
  Net Gains (Losses) on Investments                  423      (19,276)         542          8,144         2,158           7,174
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $ 898     $ (8,395)      $1,372        $21,373        $4,065         $19,278
-------------------------------------------------------------------------------------------------------------------------------

                                                  U.S.
                                              GOVERNMENT
AMOUNTS IN THOUSANDS                             FUND
--------------------------------------------------------
INVESTMENT INCOME:
Interest income                                  $ 9,583
Dividend income                                        -
--------------------------------------------------------
  Total Investment income                          9,583
--------------------------------------------------------
EXPENSES:
Investment advisory fees                           1,301
Administration fees                                  260
Transfer agent fees                                  174
Custody and accounting fees                           56
Registration fees                                     14
Professional fees                                      3
Trustee fees and expenses                              1
Other                                                  9
--------------------------------------------------------
Total Expenses:                                    1,818
  Less voluntary waivers of
    investment advisory fees                           -
  Less expenses reimbursed by
    investment adviser                              (256)
  Net Expenses                                     1,562
--------------------------------------------------------
NET INVESTMENT INCOME                              8,021
--------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                      4,580
  Foreign currency transactions                        -
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions                    5,232
Net change in unrealized gains (losses) on
  translation of other assets and liabilities
  denominated in foreign currencies                    -
--------------------------------------------------------
  Net Gains (Losses) on Investments                9,812
--------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $17,833
--------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

                           NORTHERN FUNDS SEMIANNUAL REPORT 5 FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                           CALIFORNIA                                                 FLORIDA
                                      ARIZONA             INTERMEDIATE                              FIXED          INTERMEDIATE
                                    TAX-EXEMPT             TAX-EXEMPT         CALIFORNIA            INCOME           TAX-EXEMPT
                                       FUND                   FUND          TAX-EXEMPT FUND          FUND              FUND

                                 SEPT. 30, MARCH 31, SEPT. 30, MARCH 31, SEPT. 30, MARCH 31, SEPT. 30, MARCH 31, SEPT. 30, MARCH 31,
AMOUNTS IN THOUSANDS                 2001      2001      2001     2001      2001     2001      2001      2001       2001    2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income              $ 1,594   $ 3,000   $ 1,819 $  3,909  $  2,755 $  5,642  $ 21,647 $  41,625     $  776 $ 1,722
Net realized gains (losses) on
  investment transactions and
  foreign currency transactions        363       749       365      179       414    1,092     5,270     8,808        258     718
Net change in unrealized
  appreciation (depreciation) on
  investments and forward foreign
  currency contracts                   616     3,573       584    3,534     1,709    7,071     3,296    26,152        398   1,005
Net change in unrealized gain
  (loss) on translations of other
  assets and liabilities
  denominated in foreign
  currencies                             -         -         -        -         -        -         -         -          -       -

  Net Increase (Decrease) in Net
  Assets Resulting from Operations   2,573     7,322     2,768    7,622     4,878   13,805    30,213    76,585      1,432   3,445
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                         10,422    16,041     7,563   12,596    10,612   24,024   100,352   212,806      5,554   6,224
Shares from reinvestment of
  dividends                             99        96        28      100       243      653     2,134     3,328        152     291
Shares redeemed                     (3,720)  (12,702)   (9,446) (18,527)  (10,746) (28,126)  (89,848) (161,884)    (4,026) (8,825)

  Net Increase (Decrease) in Net
  Assets Resulting from
  Capital Share Transactions         6,801     3,435    (1,855)  (5,831)      109   (3,449)   12,638    54,250      1,680  (2,310)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income          (1,594)   (3,000)   (1,819)  (3,909)   (2,755)  (5,642)  (21,647)  (41,625)      (776) (1,722)
From net realized gains                  -         -         -      (24)        -        -         -         -          -       -
  Total Distributions Paid          (1,594)   (3,000)   (1,819)  (3,933)   (2,755)  (5,642)  (21,647)  (41,625)      (776) (1,722)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         7,780     7,757      (906)  (2,142)    2,232    4,714    21,204    89,210      2,336    (587)

NET ASSETS:
Beginning of year                   74,134    66,377    90,328   92,470   128,061  123,347   732,644   643,434     41,389  41,976
End of period                      $81,914   $74,134   $89,422 $ 90,328  $130,293 $128,061  $753,848 $ 732,644    $43,725 $41,389
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME (LOSS)    $     -   $     -   $     - $      -  $      - $      -  $   (184)$    (184)   $     - $     -
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

FIXED INCOME FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2001


                                                                                                        INTERMEDIATE
                                         GLOBAL               HIGH YIELD           HIGH YIELD            TAX-EXEMPT
                                   FIXED INCOME FUND      FIXED INCOME FUND      MUNICIPAL FUND             FUND

                                   SEPT. 30, MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30, MARCH 31,   SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                 2001      2001        2001       2001         2001      2001        2001       2001
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $ 475   $   800    $ 10,881   $ 19,992      $   830   $ 1,406    $ 13,229  $  27,515
Net realized gains (losses) on
  investment transactions and
  foreign currency transactions       (139)     (231)    (11,391)   (12,481)        (150)     (693)      3,225      3,469
Net change in unrealized
  appreciation (depreciation) on
  investments and forward foreign
  currency contracts                   543      (310)     (7,885)    (6,483)         692     1,133       4,919     27,452
Net change in unrealized gain
  (loss) on translations of other
  assets and liabilities
  denominated in foreign
  currencies                            19       (16)          -          -            -         -           -          -

  Net Increase (Decrease) in Net
  Assets Resulting from Operations     898       243      (8,395)     1,028        1,372     1,846      21,373     58,436
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                         10,421     4,809      83,610    117,166        3,748    13,953      84,038    109,798
Shares from reinvestment of
  dividends                              -        15       2,201      4,052           68        99         845      1,374
Shares redeemed                     (2,597)   (5,136)    (50,808)   (61,589)      (4,043)   (4,227)    (79,810)  (143,577)

  Net Increase (Decrease) in Net
  Assets Resulting from
  Capital Share Transactions         7,824      (312)     35,003     59,629         (227)    9,825       5,073    (32,405)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income               -      (171)    (10,881)   (19,992)        (830)   (1,406)    (13,229)   (27,515)
From net realized gains                  -         -       -          -                -         -           -          -
  Total Distributions Paid               -      (171)    (10,881)   (19,992)        (830)   (1,406)    (13,229)   (27,515)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         8,722      (240)     15,727     40,665          315    10,265      13,217     (1,484)

NET ASSETS:
Beginning of year                   18,890    19,130     206,175    165,510       31,383    21,118     677,787    679,271
End of period                      $27,612   $18,890    $221,902   $206,175      $31,698   $31,383    $691,004  $ 677,787
---------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME (LOSS)    $   517   $    42    $      -   $      -      $     -   $     -    $     77  $      77
---------------------------------------------------------------------------------------------------------------------------

                                       SHORT-
                                    INTERMEDIATE                                      U.S.
                                   U.S. GOVERNMENT         TAX-EXEMPT             GOVERNMENT
                                        FUND                  FUND                   FUND

                                   SEPT. 30, MARCH 31,   SEPT. 30, MARCH 31,  SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                 2001      2001        2001      2001       2001      2001
--------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income             $  1,907  $  3,880    $ 12,104  $ 24,844   $  8,021   $ 17,481
Net realized gains (losses) on
  investment transactions and
  foreign currency transactions      1,126       225       2,653     6,995      4,580      1,117
Net change in unrealized
  appreciation (depreciation) on
  investments and forward foreign
  currency contracts                 1,032     2,549       4,521    23,012      5,232     18,562
Net change in unrealized gain
  (loss) on translations of other
  assets and liabilities
  denominated in foreign
  currencies                             -         -           -         -          -          -

  Net Increase (Decrease) in Net
  Assets Resulting from Operations   4,065     6,654      19,278    54,851     17,833     37,160
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                         43,717    37,906      22,316    63,684     43,839     44,622
Shares from reinvestment of
  dividends                            148       189         509       827        756      1,449
Shares redeemed                    (31,467)  (27,400)    (25,592)  (71,333)   (56,231)   (64,453)

  Net Increase (Decrease) in Net
  Assets Resulting from
  Capital Share Transactions        12,398    10,695      (2,767)   (6,822)   (11,636)   (18,382)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income          (1,905)   (3,880)    (12,104)  (24,844)    (8,021)   (17,481)
From net realized gains                  -         -           -          -         -          -
  Total Distributions Paid          (1,905)   (3,880)    (12,104)  (24,844)    (8,021)   (17,481)
--------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                        14,558    13,469       4,407    23,185     (1,824)     1,297

NET ASSETS:
Beginning of year                   76,937    63,468     545,635   522,450    350,038    348,741
End of period                     $ 91,495  $ 76,937    $550,042  $545,635   $348,214   $350,038
--------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME (LOSS)   $      -  $     (2)   $    (67) $    (67)       444   $    444
--------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

                           NORTHERN FUNDS SEMIANNUAL REPORT 7 FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

                                                             ARIZONA
                                                         TAX-EXEMPT FUND

                                               SIX MONTHS
                                                  ENDED       YEAR      PERIOD
                                                SEPT. 30,     ENDED     ENDED
                                                   2001      MAR. 31,  MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)     2001      2000(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.66    $  10.03    $  10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                              0.22        0.45         0.20
Net realized and unrealized gains                  0.13        0.63         0.03
  Total Income from Investment Operations          0.35        1.08         0.23
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.22)      (0.45)       (0.20)
  Total Distributions Paid                        (0.22)      (0.45)       (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  10.79    $  10.66    $   10.03
--------------------------------------------------------------------------------
TOTAL RETURN (1)                                   3.32%      10.98%        2.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $ 81,914    $ 74,134    $  66,377
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements      0.85%       0.85%        0.85%
  Expenses, before waivers and
    reimbursements                                 1.12%       1.14%        1.23%
  Net investment income, net of waivers and
    reimbursements                                 4.10%       4.34%        4.28%
  Net investment income, before waivers and
    reimbursements                                 3.83%       4.05%        3.90%
Portfolio Turnover Rate                           31.83%     101.77%       29.85%
--------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS

FIXED INCOME FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                             CALIFORNIA
                                                            INTERMEDIATE
                                                           TAX-EXEMPT FUND

                                                SIX MONTHS
                                                   ENDED        YEAR        PERIOD
                                                 SEPT. 30,     ENDED         ENDED
                                                   2001       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)     2001         2000(3)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  10.44     $   10.02      $  10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                               0.22          0.45          0.20
Net realized and unrealized gains                   0.12          0.42          0.02
  Total Income from Investment Operations           0.34          0.87          0.22
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.22)        (0.45)        (0.20)
    Total Distributions Paid                       (0.22)        (0.45)        (0.20)
------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  10.56     $   10.44      $  10.02
------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    3.27%         8.83%         2.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $ 89,422     $  90,328      $ 92,470
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       0.85%         0.85%         0.85%
  Expenses, before waivers and
    reimbursements                                  1.11%         1.10%         1.16%
  Net investment income, net of waivers and
    reimbursements                                  4.14%         4.37%         4.37%
  Net investment income, before waivers and
    reimbursements                                  3.88%         4.12%         4.06%
Portfolio Turnover Rate                            52.55%        67.51%        31.29%
------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS

                           NORTHERN FUNDS SEMIANNUAL REPORT 9 FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                     CALIFORNIA TAX-EXEMPT FUND

                                                SIX MONTHS
                                                   ENDED        YEAR           YEAR           YEAR          PERIOD
                                                  SEPT. 30,     ENDED          ENDED          ENDED         ENDED
                                                    2001       MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)     2001           2000           1999          1998 (3)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.99      $  10.32        $  10.89        $ 10.76       $ 10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                              0.23          0.47            0.43           0.43          0.41
Net realized and unrealized gains (losses)         0.17          0.67           (0.55)          0.23          0.76
  Total Income (Loss) from Investment
    Operations                                     0.40          1.14           (0.12)          0.66          1.17
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.23)        (0.47)          (0.43)         (0.43)        (0.41)
  From net realized gains                             -             -           (0.02)         (0.10)            -
    Total Distributions Paid                      (0.23)        (0.47)          (0.45)         (0.53)        (0.41)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  11.16      $  10.99        $  10.32        $ 10.89       $ 10.76
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   3.75%        11.29%          (0.93)%        6.20%         11.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $130,293      $128,061        $123,347        $77,249       $39,943
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements      0.85%         0.85%           0.85%          0.85%         0.85%
  Expenses, before waivers and
    reimbursements                                 1.08%         1.08%           1.10%          1.17%         1.60%
  Net investment income, net of waivers and
    reimbursements                                 4.28%         4.41%           4.35%          3.87%         4.01%
  Net investment income, before waivers and
    reimbursements                                 4.05%         4.18%           4.10%          3.55%         3.26%
Portfolio Turnover Rate                           42.12%        84.63%          67.91%         62.55%        22.22%
--------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON APRIL 8, 1997.

SEE NOTES TO THE FINANCIAL STATEMENTS

FIXED INCOME FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                 FIXED INCOME FUND

                                                SIX MONTHS
                                                   ENDED       YEAR           YEAR          YEAR           YEAR          YEAR
                                                 SEPT. 30,     ENDED          ENDED         ENDED          ENDED         ENDED
                                                   2001       MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)    2001           2000          1999           1998          1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.10     $   9.62       $  10.15      $  10.42       $   9.86       $  10.10
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                              0.29         0.59           0.54          0.54           0.59           0.57
Net realized and unrealized gains (losses)         0.11         0.48          (0.50)            -           0.56          (0.12)
  Total Income from Investment Operations          0.40         1.07           0.04          0.54           1.15           0.45
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.29)       (0.59)         (0.54)        (0.54)         (0.58)         (0.56)
  From net realized gains                             -            -          (0.03)        (0.27)         (0.01)         (0.10)
  In excess of net investment income                  -            -              -             -              -          (0.01)
  In excess of net realized gains                     -            -              -             -              -          (0.02)
    Total Distributions Paid                      (0.29)       (0.59)         (0.57)        (0.81)         (0.59)         (0.69)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  10.21     $  10.10       $   9.62      $  10.15       $  10.42       $   9.86
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   4.07%       11.47%          0.57%         5.18%         11.90%          4.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $753,848     $732,644       $643,434      $275,108       $181,917       $122,444
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements      0.90%        0.90%          0.90%         0.90%          0.90%          0.90%
  Expenses, before waivers and
    reimbursements                                 1.03%        1.04%          1.06%         1.08%          1.09%          1.12%
  Net investment income, net of waivers and
    reimbursements                                 5.82%        5.99%          5.66%         5.15%          5.71%          5.69%
  Net investment income, before waivers and
    reimbursements                                 5.69%        5.85%          5.50%         4.97%          5.52%          5.47%
Portfolio Turnover Rate                          100.59%      226.92%        105.70%        84.85%         33.55%         87.64%
--------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS

                          NORTHERN FUNDS SEMIANNUAL REPORT 11 FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                   FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                SIX MONTHS
                                                   ENDED       YEAR        YEAR             YEAR         YEAR        PERIOD
                                                 SEPT. 30,     ENDED       ENDED            ENDED        ENDED       ENDED
                                                   2001       MAR. 31,    MAR. 31,         MAR. 31,     MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)    2001        2000             1999         1998        1997 (3)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.50      $ 10.07     $ 10.47         $  10.47      $ 10.03     $ 10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                              0.19         0.43        0.38             0.39         0.40        0.24
Net realized and unrealized gains (losses)         0.16         0.43       (0.37)            0.16         0.44        0.03
  Total Income from Investment Operations          0.35         0.86        0.01             0.55         0.84        0.27
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.19)       (0.43)      (0.38)           (0.39)       (0.40)      (0.24)
  From net realized gains                             -            -       (0.03)           (0.16)           -           -
    Total Distributions Paid                      (0.19)       (0.43)      (0.41)           (0.55)       (0.40)      (0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 10.66      $ 10.50     $ 10.07         $  10.47      $ 10.47     $ 10.03
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   3.41%        8.68%       0.30%            5.38%        8.51%       2.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $43,725      $41,389     $41,976          $37,121      $25,329     $14,807
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements      0.85%        0.85%       0.85%            0.85%        0.85%       0.85%
  Expenses, before waivers and
    reimbursements                                 1.24%        1.21%       1.24%            1.29%        1.41%       2.31%
  Net investment income, net of waivers and
    reimbursements                                 3.69%        4.16%       3.84%            3.67%        3.86%       3.84%
  Net investment income, before waivers and
    reimbursements                                 3.30%        3.80%       3.45%            3.23%        3.30%       2.38%
Portfolio Turnover Rate                           72.13%      169.70%     133.01%           57.98%       46.12%      50.77%
-----------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON AUGUST 15, 1996.

SEE NOTES TO THE FINANCIAL STATEMENTS

FIXED INCOME FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                       GLOBAL FIXED INCOME FUND

                                             SIX MONTHS
                                                ENDED         YEAR           YEAR           YEAR           YEAR           YEAR
                                              SEPT. 30,       ENDED          ENDED          ENDED          ENDED          ENDED
                                                2001         MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                      (UNAUDITED)       2001           2000          1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $      9.62   $      9.56    $     10.38    $      9.85    $     10.08    $     10.62
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                        0.17          0.64          (0.25)          0.38           0.43           0.56
Net realized and unrealized gains (losses)          0.21         (0.49)         (0.28)          0.58           0.02          (0.40)
  Total Income (Loss) from Investment
    Operations                                      0.38          0.15          (0.53)          0.96           0.45           0.16
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           -         (0.09)             -          (0.32)         (0.59)         (0.58)
  From net realized gains                              -             -              -          (0.07)         (0.09)         (0.11)
  In excess of net investment income                   -             -          (0.29)             -              -              -
  In excess of net realized gains                      -             -              -           0.04)             -          (0.01)
    Total Distributions Paid                           -         (0.09)         (0.29)         (0.43)         (0.68)         (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $     10.00   $      9.62    $      9.56    $     10.38    $      9.85    $     10.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    3.95%         1.54%         (5.11)%         9.68%          4.61%          1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $    27,612   $    18,890    $    19,130    $    14,285    $    13,675    $    16,426
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       1.15%         1.15%          1.15%          1.15%          1.15%          1.15%
  Expenses, before waivers and
    reimbursements                                  1.76%         1.74%          1.81%          1.96%          1.87%          1.96%
  Net investment income, net of waivers and
    reimbursements                                  4.32%         4.26%          4.06%          4.69%          4.98%          5.49%
  Net investment income, before waivers and
    reimbursements                                  3.71%         3.67%          3.40%          3.88%          4.26%          4.68%
Portfolio Turnover Rate                           158.43%       297.11%         90.69%         16.49%         30.26%         37.76%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 13 FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                              HIGH YIELD FIXED INCOME FUND

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR            PERIOD
                                                SEPT. 30,         ENDED          ENDED           ENDED
                                                  2001           MAR. 31,       MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)        2001            2000          1999 (3)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       8.42    $       9.30    $      10.10    $      10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                 0.40            0.95            0.85            0.11
Net realized and unrealized gains (losses)           (0.68)          (0.88)          (0.79)           0.08
  Total Income (Loss) from Investment
    Operations                                       (0.28)           0.07            0.06            0.19
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.40)          (0.95)          (0.86)          (0.09)
    Total Distributions Paid                         (0.40)          (0.95)          (0.86)          (0.09)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       7.74    $       8.42    $       9.30    $      10.10
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     (3.44)%          0.77%           0.80%           2.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $    221,902    $    206,175    $    165,510    $     40,864
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         0.90%           0.90%           0.90%           0.90%
  Expenses, before waivers and
    reimbursements                                    1.08%           1.06%           1.12%           2.18%
  Net investment income, net of waivers and
    reimbursements                                    9.77%          10.71%           9.55%           6.78%
  Net investment income, before waivers and
    reimbursements                                    9.59%          10.55%           9.33%           5.50%
Portfolio Turnover Rate                              53.78%         159.35%          87.92%           0.00%
----------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1998.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              HIGH YIELD MUNICIPAL FUND

                                               SIX MONTHS
                                                  ENDED          YEAR             YEAR           PERIOD
                                                SEPT. 30,        ENDED            ENDED          ENDED
                                                  2001          MAR. 31,        MAR. 31,        MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)        2001            2000          1999 (3)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       9.15    $       9.01    $      10.01    $      10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                 0.25            0.49            0.44            0.05
Net realized and unrealized gains (losses)            0.16            0.14           (0.99)           -
  Total Income (Loss) from Investment
    Operations                                        0.41            0.63           (0.55)           0.05
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.25)          (0.49)          (0.45)          (0.04)
    Total Distributions Paid                         (0.25)          (0.49)          (0.45)          (0.04)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       9.31    $       9.15    $       9.01    $      10.01
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      4.52%           7.14%          (5.40)%          0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $     31,698    $     31,383    $     21,118    $     10,033
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         0.85%           0.85%           0.85%           0.85%
  Expenses, before waivers and
    reimbursements                                    1.38%           1.34%           1.46%           5.60%
  Net investment income, net of waivers and
    reimbursements                                    5.37%           5.35%           5.12%           2.92%
  Net investment income, before waivers and
    reimbursements                                    4.84%           4.86%           4.51%          (1.83)%
Portfolio Turnover Rate                              21.34%          14.57%          21.69%           0.00%
----------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1998.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 15 FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                         INTERMEDIATE TAX-EXEMPT FUND

                                             SIX MONTHS
                                                ENDED         YEAR           YEAR           YEAR           YEAR           YEAR
                                              SEPT. 30,      ENDED           ENDED          ENDED          ENDED          ENDED
                                                2001         MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                      (UNAUDITED)      2001           2000           1999           1998            1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     10.40   $      9.93    $     10.36    $     10.36    $     10.07    $     10.22
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.20          0.42           0.39           0.39           0.40           0.40
Net realized and unrealized gains (losses)          0.12          0.47          (0.42)          0.11           0.29          (0.06)
  Total Income (Loss) from Investment
    Operations                                      0.32          0.89          (0.03)          0.50           0.69           0.34
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.20)        (0.42)         (0.39)         (0.39)         (0.40)         (0.40)
  From net realized gains                              -             -          (0.01)         (0.11)             -          (0.07)
  In excess of net realized gains                      -             -              -              -              -          (0.02)
    Total Distributions Paid                       (0.20)        (0.42)         (0.40)         (0.50)         (0.40)         (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $     10.52   $     10.40    $      9.93    $     10.36    $     10.36    $     10.07
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    3.14%         9.13%         (0.14)%         4.88%          6.95%          3.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $   691,004   $   677,787    $   679,271    $   344,789    $   298,529    $   264,630
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       0.85%         0.85%          0.85%          0.85%          0.85%          0.85%
  Expenses, before waivers and
    reimbursements                                  1.04%         1.04%          1.06%          1.06%          1.07%          1.07%
  Net investment income, net of waivers and
    reimbursements                                  3.89%         4.12%          4.03%          3.76%          3.84%          3.90%
  Net investment income, before waivers and
    reimbursements                                  3.70%         3.93%          3.82%          3.55%          3.62%          3.68%
Portfolio Turnover Rate                            88.83%        91.52%         68.69%         54.03%         61.83%         61.39%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

                                                            SHORT-INTERMEDIATE
                                                           U.S. GOVERNMENT FUND

                                               SIX MONTHS
                                                  ENDED          YEAR          PERIOD
                                                SEPT. 30,        ENDED         ENDED
                                                  2001          MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2001         2000 (3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       10.27  $        9.89  $       10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.24           0.56           0.27
Net realized and unrealized gains (losses)             0.25           0.38          (0.11)
Total Income from Investment Operations                0.49           0.94           0.16
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                            (0.24)         (0.56)         (0.27)
Total Distributions Paid                              (0.24)         (0.56)         (0.27)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       10.52  $       10.27  $        9.89
-----------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       4.79%          9.71%          1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period       $      91,495  $      76,937  $      63,468
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements            0.90%          0.90%          0.90%
Expenses, before waivers and
reimbursements                                         1.13%          1.13%          1.24%
Net investment income, net of waivers and
reimbursements                                         4.55%          5.50%          5.66%
Net investment income, before waivers and
reimbursements                                         4.32%          5.27%          5.32%
Portfolio Turnover Rate                               70.13%        163.91%         45.44%
-----------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 17 FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                            TAX-EXEMPT FUND

                                             SIX MONTHS
                                                ENDED         YEAR           YEAR           YEAR           YEAR           YEAR
                                              SEPT. 30,       ENDED          ENDED          ENDED          ENDED          ENDED
                                                2001         MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                      (UNAUDITED)      2001            2000           1999           1998           1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     10.58   $      9.99    $     10.63    $     10.73    $     10.24    $     10.35
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.23          0.48           0.45           0.45           0.47           0.50
Net realized and unrealized gains (losses)          0.14          0.59          (0.62)          0.13           0.57          (0.06)
  Total Income (Loss) from Investment
    Operations                                      0.37          1.07          (0.17)          0.58           1.04           0.44
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.23)        (0.48)         (0.45)         (0.45)         (0.47)         (0.47)
  From net realized gains                              -             -          (0.02)         (0.23)         (0.08)         (0.05)
  In excess of net investment income                   -             -              -              -              -          (0.03)
    Total Distributions Paid                       (0.23)        (0.48)         (0.47)         (0.68)         (0.55)         (0.55)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $     10.72   $     10.58    $      9.99    $     10.63    $     10.73    $     10.24
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    3.59%        11.00%         (1.50)%         5.47%         10.39%          4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $   550,042   $   545,635    $   522,450    $   227,823    $   167,220    $   136,372
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       0.85%         0.85%          0.85%          0.85%          0.85%          0.85%
  Expenses, before waivers and
    reimbursements                                  1.04%         1.04%          1.07%          1.08%          1.09%          1.10%
  Net investment income, net of waivers and
    reimbursements                                  4.43%         4.71%          4.63%          4.13%          4.42%          4.61%
  Net investment income, before waivers and
    reimbursements                                  4.24%         4.52%          4.41%          3.90%          4.18%          4.36%
Portfolio Turnover Rate                            91.34%       117.75%        118.69%        140.39%         74.32%          8.10%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENTS OF ALL DIVIDENDS AND DISTRIBUTION AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           U.S. GOVERNMENT FUND

                                                SIX MONTHS
                                                   ENDED       YEAR          YEAR          YEAR            YEAR          YEAR
                                                 SEPT. 30,    ENDED         ENDED         ENDED           ENDED         ENDED
                                                   2001      MAR. 31,      MAR. 31,      MAR. 31,        MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)    2001          2000          1999            1998          1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     10.29   $      9.72    $     10.05    $     10.20    $      9.88    $     10.06

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.24          0.51           0.47           0.50           0.54           0.51
Net realized and unrealized gains (losses)          0.30          0.57          (0.32)          0.10           0.32          (0.11)
  Total Income from Investment Operations           0.54          1.08           0.15           0.60           0.86           0.40
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.24)        (0.51)         (0.47)         (0.49)         (0.53)         (0.51)
  From net realized gains                              -             -          (0.01)         (0.26)         (0.01)         (0.05)
  In excess of net realized gains                      -             -              -              -              -          (0.02)
    Total Distributions Paid                       (0.24)        (0.51)         (0.48)         (0.75)         (0.54)         (0.58)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $     10.59   $     10.29    $      9.72    $     10.05    $     10.20    $      9.88
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    5.32%        11.36%          1.67%          6.01%          8.90%          3.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $   348,214   $   350,038    $   348,741    $   268,242    $   229,352    $   181,921
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       0.90%         0.90%          0.90%          0.90%          0.90%          0.90%
  Expenses, before waivers and
    reimbursements                                  1.05%         1.05%          1.07%          1.07%          1.07%          1.09%
  Net investment income, net of waivers and
    reimbursements                                  4.62%         5.08%          4.83%          4.73%          5.24%          5.19%
  Net investment income, before waivers and
    reimbursements                                  4.47%         4.93%          4.66%          4.56%          5.07%          5.00%
Portfolio Turnover Rate                            54.74%       100.55%         30.56%        123.75%         47.41%         83.41%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 19 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

ARIZONA TAX-EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.3%
ARIZONA - 93.8%
  Arizona Health Facilities Authority
    Hospital System Revenue Refunding
    Bonds, St. Lukes Health System,
    Prerefunded,
    7.25%, 11/1/03                                    $      900   $   996
  Arizona Power Authority Resource
    Special Obligation Revenue Refunding
    Bonds, Hoover Uprating,
    5.25%, 10/1/15                                         2,715     2,916
  Arizona State Transportation Board
    Highway Revenue Refunding Bonds,
    5.75%, 7/1/18                                          2,390     2,556
  Central Arizona Water Conservation
    District Contract Revenue Bonds,
    Series B, Central Arizona Project
    (MBIA Insured),
    6.30%, 11/1/02                                         1,000     1,024
  Chandler Street & Highway User
    Refunding Bonds
    (MBIA Insured),
    5.13%, 7/1/15                                          2,000     2,053
  Chandler Water & Sewer Revenue
    Refunding Bonds (FSA Insured),
    5.00%, 7/1/04                                          1,675     1,775
  Coconino & Yavapai Counties Joint
    Unified School District No. 9 Sedona
    G.O. Bonds, Series C, Oak Creek
    Project of 1992 (FGIC Insured),
    5.50%, 7/1/05                                          1,180     1,218
  Glendale IDA Hospital Revenue Bonds,
    Series A, Midwestern University,
    4.25%, 5/15/05                                           375       383
    4.50%, 5/15/06                                           390       398
    4.63%, 5/15/07                                           410       418
    4.75%, 5/15/08                                           425       432
  Glendale Union High School District
    No 205 G.O. Refunding Bonds,
    Series A (FSA Insured),
    5.00%, 7/1/09                                          2,000     2,142
  Glendale Union High School District
    No. 205 G.O. Refunding Bonds
    (FGIC Insured),
    4.88%, 7/1/12                                            375       396
    4.88%, 7/1/13                                          1,000     1,051
  Maricopa County School District No. 38
    Madison Elementary G.O. Refunding
    Bonds (FGIC Insured),
    5.00%, 7/1/13                                          1,000     1,058
  Maricopa County School District No. 11
    G.O. Bonds, Series D, Peoria Unified
    Projects of 1996 (FGIC Insured),
    5.13%, 7/1/11                                            475       510
  Maricopa County School District No. 11
    G.O. Refunding Bonds, Peoria Unified
    School Improvement Project
    (FGIC Insured),
    5.00%, 7/1/09                                          3,000     3,209
  Maricopa County School District No. 11
    Peoria G.O. Bonds, Unified Project of
    1991, Prerefunded,
    5.50%, 7/1/05                                          1,000     1,098
  Maricopa County School District No. 28
    Capital Appreciation G.O. Refunding
    Bonds, Series B, Kyrene Elementary
    (FGIC Insured),
    0.00%, 1/1/04                                          1,500     1,403
  Maricopa County School District No. 28
    G.O. Bonds, Series B, Kyrene
    Elementary (FGIC Insured),
    Prerefunded,
    6.00%, 7/1/04                                          1,070     1,162
  Maricopa County School District No. 8
    Osborn G.O. Bonds, Series A
    (FGIC Insured),
    5.88%, 7/1/14                                            705       757
  Maricopa County School District No. 8
    Osborn G.O. Bonds, Series A
    (FGIC Insured), Prerefunded,
    5.88%, 7/1/06                                          1,295     1,455
  Maricopa County School District No. 8
    Osborn G.O. Refunding Bonds
    (FGIC Insured),
    4.70%, 7/1/14                                          1,000     1,024
  Maricopa County Unified School District
    No 41 Gilbert G.O. Refunding Bonds
    (FSA Insured),
    5.88%, 7/1/09                                          2,000     2,258
  Maricopa County Unified School District
    No. 41 Gilbert G.O. Bonds, Series F,
    Project of 1993 (FSA Insured),
    5.25%, 7/1/12                                            750       795

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.3% - (CONTINUED)
ARIZONA - 93.8% - (CONTINUED)
  Maricopa County Unified School District
    No. 48 Scottsdale G.O. Refunding
    Bonds, Series B,
    4.50%, 7/1/10                                     $    2,300   $ 2,351
  Maricopa County Unified School District
    No. 80 Chandler Capital Appreciation
    G.O. Refunding Bonds (FGIC Insured),
    0.00%, 7/1/09                                          1,000       724
  Mesa IDA Health Care Facilities
    Revenue Refunding Bonds, Series A-
    1, Lutheran Health Systems Project
    (MBIA Insured)
    4.75%, 1/1/05                                            945       993
  Mesa IDA Student Housing Revenue
    Bonds, Series A, ASU East/Maricopa
    College,
    6.00%, 7/1/32                                          2,000     2,014
  Mesa Utility System Revenue Bonds
    (FGIC Insured),
    5.00%, 7/1/12                                            930       979
    5.00%, 7/1/14                                          1,575     1,631
  Mohave County Union High School
    District No. 30 Mohave G.O. Bonds,
    Series B (FGIC Insured),
    8.50%, 7/1/05                                          1,000     1,188
  Mohave County Unified School District
    No. 1 Lake Havasu G.O. Refunding
    Bonds (FSA Insured),
    4.60%, 7/1/13                                          1,000     1,018
    4.75%, 7/1/15                                          1,000     1,019
  Phoenix Civic Improvement Corp. Excise
    TRB, Series A, Senior Lien, Municipal
    Courthouse Project,
    5.75%, 7/1/15                                          1,325     1,444
  Phoenix Civic Improvement Corp.
    Wastewater System Revenue
    Refunding Bonds, Junior Lien
    (FGIC Insured),
    5.25%, 7/1/09                                            900       979
    5.13%, 7/1/21                                          1,000     1,005
  Phoenix Civic Improvement Corp.
    Wastewater System Revenue Bonds,
    Junior Lien (FGIC Insured),
    Prerefunded,
    6.25%, 7/1/10                                          1,000     1,174
  Phoenix Civic Plaza Building Corp.
    Excise TRB, Senior Lien,
    5.70%, 7/1/07                                          1,160     1,255
  Phoenix G.O. Bonds,
    4.50%, 7/1/22                                          1,000       933
  Phoenix G.O. Refunding Bonds, Series A,
    4.50%, 7/1/15                                          1,500     1,477
  Phoenix G.O. Refunding Bonds, Series B,
    4.50%, 7/1/20                                          1,100     1,033
  Phoenix IDA Government Office Lease
    Revenue Bonds, Capital Mall LLC
    Project (AMBAC Insured),
    5.38%, 9/15/20                                           605       622
  Pima County Community College District
    G.O. Bonds, Series C, Project of 1995,
    4.25%, 7/1/10                                            900       912
  Pima County G.O. Bonds (FSA Insured),
    4.00%, 7/1/13                                          1,050     1,008
    4.00%, 7/1/14                                          2,000     1,889
  Pima County Unified School District No
    10 Amphitheater G.O. Bonds, Series E,
    School Improvement Project,
    6.50%, 7/1/05                                          1,900     2,123
  Pima County Unified School District No
    12 Sunnyside G.O. Bonds
    (FGIC Insured), Prerefunded,
    5.38%, 7/1/08                                          1,000     1,096
    5.75%, 7/1/09                                          2,000     2,250
  Pima County Unified School District No
    6 Marana G.O. Refunding Bonds
    (FGIC Insured),
    5.38%, 7/1/12                                          2,100     2,294
    5.40%, 7/1/14                                          1,300     1,399
  Pima County United School District No
    16 Catalina Foothills G.O. Refunding
    Bonds (FSA Insured),
    5.00%, 7/1/08                                          1,900     2,023
  Salt River Project Agricultural
    Improvement & Power District
    Electrical System Revenue Refunding
    Bonds, Series B, Salt River Project,
    5.25%, 1/1/19                                            500       505
  Salt River Project Agricultural
    Improvement & Power District
    Electrical System Revenue Refunding
    Bonds, Series C,
    5.00%, 1/1/16                                          2,000     2,022

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 21 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

ARIZONA TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.3% - (CONTINUED)
ARIZONA - 93.8% - (CONTINUED)
  Santa Cruz County Unified School
    District No. 1 Nogales G.O. Bonds,
    Series B (AMBAC Insured),
    Prerefunded,
    6.10%, 7/1/04                                     $    1,000   $ 1,090
  Scottsdale G.O. Bonds,
    7.50%, 7/1/06                                          1,000     1,183
  Scottsdale Preservation Authority
    Excise Tax Revenue Bonds
    (FGIC Insured),
    6.00%, 7/1/10                                            370       415
  Tucson G.O. Bonds, Series B,
    5.00%, 7/1/20                                          2,250     2,252
--------------------------------------------------------------------------
                                                                    76,787
--------------------------------------------------------------------------
PUERTO RICO - 4.5%
  Puerto Rico Commonwealth
    Infrastructure Financing Authority
    Special Obligation Bonds, Series A,
    Escrowed to Maturity,
    5.50%, 10/1/20                                         2,500     2,650
    5.50%, 10/1/40                                         1,000     1,047
--------------------------------------------------------------------------
                                                                     3,697
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
(COST $76,088)                                                      80,484

                                                        NUMBER      VALUE
                                                       OF SHARES    (000S)
OTHER - 0.4%
Dreyfus Tax-Exempt Cash
Management Fund                                          358,024       358
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $358)                                                            358

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.7%
--------------------------------------------------------------------------
(COST $76,446)                                                      80,842
  Other Assets less Liabilities - 1.3%                               1,072
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $81,914

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.8%
CALIFORNIA - 89.9%
  ABAG Finance Authority for Nonprofit
    Corps. Multifamily Housing Revenue
    Refunding Bonds, Series B, United
    Dominion,
    6.25%, Mandatory Put 8/15/08                      $    4,400   $ 4,714
  Adelanto Public Utility Authority
    Revenue Bonds, Series A, Utility
    System Project (Union Bank of
    California LOC),
    4.45%, Mandatory Put 11/1/01                           1,000     1,002
  Arcade Water District Revenue COP
    (FGIC Insured),
    5.00%, 11/1/17                                         1,000     1,025
  California Community College
    Financing Authority Lease Revenue
    Refunding Bonds, Series A (MBIA
    Insured),
    4.63%, 10/1/19                                           500       488
  California Educational Facilities
    Authority Capital Appreciation
    Revenue Bonds, Loyola Marymount
    (MBIA Insured),
    0.00%, 10/1/02                                         2,435     2,377
  California Infrastructure & Economic
    Development Bank Revenue Bonds,
    Series A, Scripps Research
    Institute,
    5.75%, 7/1/30                                          1,000     1,060
  California State Department of Water
    Resources Center Valley Project
    Revenue Bonds, Series O,
    4.75%, 12/1/16                                           250       252
  California State Department of Water
    Resources Center Valley Project
    Revenue Refunding Bonds,
    Series W,
    5.50%, 12/1/13                                         1,500     1,686
  California State G.O. Bonds
    (FGIC Insured), Prerefunded,
    7.10%, 11/1/04                                         2,500     2,884
  California State G.O. Refunding Bonds
    (FGIC Insured),
    4.75%, 2/1/19                                          1,000       992
  California State G.O. Refunding Bonds,
    4.50%, 10/1/18                                         1,000       961
  California State Public Works Board
    Lease Revenue Refunding Bonds,
    Series A, Department of Corrections
    State Prisons (AMBAC Insured),
    5.25%, 12/1/13                                         1,350     1,479
  California State Public Works Board
    Lease Revenue Refunding Bonds,
    Series A, Trustees California State
    University,
    5.25%, 10/1/14                                         3,545     3,749
  California State RAN,
    3.25%, 6/28/02                                         3,750     3,780
  California Statewide Community
    Development Authority COP, John
    Muir/Mount Diablo Health System
    (MBIA Insured),
    5.50%, 8/15/12                                         2,030     2,275
  California Statewide Community
    Development Authority Multifamily
    Housing Revenue Refunding Bonds,
    Series E, Archstone/Oakridge
    Project,
    5.30%, Mandatory Put 6/1/08                            1,000     1,037
  Contra Costa County Home Mortgage
    Revenue Bonds, GNMA Mortgage
    Backed Securities Program,
    Escrowed to Maturity,
    7.50%, 5/1/14                                          1,000     1,295
  Corona Community Facilities District
    Refunding Bonds, Special Tax No
    90-1-A (MBIA Insured),
    4.70%, 9/1/20                                          1,500     1,480
  Duarte Redevelopment Agency SFM
    Revenue Refunding Bonds, Series B,
    Mortgage Backed Securities
    Program, Escrowed to Maturity,
    6.88%, 10/1/11                                           950     1,188
  East Bay Regional Park District G.O
    Refunding Bonds,
    5.00%, 9/1/17                                            250       256
    Fresno Unified School District G.O
    Bonds, Series F, Election 1995 (FSA
    Insured),
    5.13%, 8/1/20                                            735       755
  Imperial Irrigation District COP,
    Electric Systems Project,
    6.50%, 11/1/07                                         2,000     2,340

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 23 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.8% - (CONTINUED)
CALIFORNIA - 89.9% - (CONTINUED)
  Irvine Improvement Board Limited
    Obligation Bonds, Assesssment
    District #93-14 (Bank of America
    LOC),
    2.45%, 10/1/01                                    $    4,750   $ 4,750
  Los Angeles County Metropolitan
    Transportation Authority Sales Tax
    Revenue Refunding Bonds, Series B,
    Property A-First Tier (FSA Insured),
    4.75%, 7/1/15                                          1,250     1,276
    4.75%, 7/1/16                                            850       863
  Los Angeles County SFM Revenue
    Bonds, Issue B (Colld. by U.S.
    Government Securities),
    7.60%, 8/1/16                                             50        53
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Crossover Refunding Bonds
    (MBIA Insured),
    9.00%, 9/1/02                                          1,165     1,234
    Los Angeles Department of Water &
  Power Electric Plant Revenue
    Refunding Bonds,
    5.80%, 2/1/04                                            685       705
    6.10%, 2/15/17                                           505       547
    6.38%, 2/1/20                                            855       883
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Crossover Refunding Bonds (MBIA
    Insured), Escrowed to Maturity,
    9.00%, 9/1/02                                            110       117
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Refunding Bonds, Prerefunded,
    5.80%, 2/1/02                                            315       325
    6.38%, 2/1/02                                            395       409
    6.10%, 2/15/05                                         1,495     1,672
  Los Angeles Water & Power Revenue
    Bonds, Series A-A-3, Power System
    Project,
    5.38%, 7/1/20                                          2,120     2,178

  Mountain View California Refunding
    COP, Revitalization Authority
    (MBIA Insured),
    6.00%, 10/1/16                                           850       947
  Oakland Joint Powers Financing
    Authority Lease Revenue Bonds,
    Oakland Administration Buildings
    (AMBAC Insured),
    5.38%, 8/1/10                                          1,070     1,161
  Orange County Refunding COP,
    Juvenile Justice Center Facility
    (AMBAC Insured),
    5.88%, 6/1/02                                            500       512
  Rancho Water District Financing
    Authority Revenue Refunding Bonds
    (AMBAC Insured),
    5.00%, 8/15/14                                           400       412
  Riverside California Water Revenue
    Bonds,
    9.00%, 10/1/02                                         1,000     1,066
  Sacramento County Sanitation District
    Financing Authority Revenue Bonds,
    Series A,
    5.60%, 12/1/16                                         1,500     1,589
    5.75%, 12/1/18                                         1,250     1,331
  Sacramento Municipal Utility District
    Electric Revenue Refunding Bonds,
    Series C (MBIA Insured),
    5.60%, 11/15/02                                        1,060     1,100
  Sacramento Municipal Utility District
    Electric Revenue Refunding Bonds,
    Series C (MBIA Insured),
    Escrowed to Maturity,
    5.60%, 11/15/02                                          200       208
  San Diego County COP,
    Burnham Institute,
    5.70%, 9/1/11                                          1,000     1,078
  San Diego Unified School District COP,
    Series B, Capital Projects,
    Escrowed to Maturity,
    6.00%, 7/1/03                                          1,500     1,535
  San Diego Unified School District G.O
    Bonds, Series B, Election of 1998
    (MBIA Insured),
    6.00%, 7/1/19                                          1,000     1,191

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.8% - (CONTINUED)
CALIFORNIA - 89.9% - (CONTINUED)
  San Francisco City & County Airport
    Commission International Airport
    Revenue Refunding Bonds, Second
    Series Issue 20 (MBIA Insured),
    4.75%, 5/1/15                                     $      500   $   510
  San Francisco City & County G.O
    Bonds, Series A, Educational
    Facilities Community College
    Project,
    5.75%, 6/15/20                                           700       758
  San Francisco City & County G.O
    Bonds, Series D, School District
    Facilities Improvements
    (FGIC Insured),
    7.00%, 6/15/02                                         1,545     1,597
  San Jose G.O. Bonds, Libraries &
    Parks Project,
    5.00%, 9/1/19                                            500       510
  San Marcos PFA Revenue Bonds,
    Escrowed to Maturity,
    0.00%, 7/1/11                                          1,000       669
  Santa Clara Valley Transportation
    Authority Sales TRB, Series A
    (MBIA Insured),
    5.00%, 6/1/18                                            500       511
  Santa Rosa Wastewater Revenue
    Refunding Bonds, Series A,
    Subregional Project (FGIC Insured),
    4.75%, 9/1/16                                          1,000     1,012
  Southern California Public Power
    Authority Capital Appreciation
    Revenue Refunding Bonds,
    Southtran Transmission Project,
    0.00%, 7/1/14                                          1,000       556
  Southern California Public Power
    Authority Revenue Bonds,
    6.75%, 7/1/12                                          2,100     2,553
  Torrance Unified School District
    Capital Appreciation G.O. Bonds,
    Election of 1998-B (FSA Insured),
    0.00%, 8/1/12                                          1,115       698
    0.00%, 8/1/13                                          1,500       881
    0.00%, 8/1/14                                          1,040       575

  Turlock Irrigation District Revenue
    Refunding Bonds, Series A,
    6.00%, 1/1/20                                          2,250     2,252
  Union Elementary School District
    Capital Appreciation G.O. Bonds,
    Series A,
    0.00%, 9/1/03                                            715       680
  Upland Unified School District Capital
    Appreciation G.O. Bonds, Election of
    2000 (FSA Insured),
    0.00%, 8/1/08                                            680       636
    0.00%, 8/1/09                                            715       668
  Washington Township Healthcare
    District Revenue Bonds,
    4.25%, 7/1/05                                            100       103
    4.50%, 7/1/07                                            705       728
    5.00%, 7/1/09                                            250       263
--------------------------------------------------------------------------
                                                                    80,377
--------------------------------------------------------------------------
PUERTO RICO - 5.7%
  Puerto Rico Commonwealth Highway
    & Transportation Authority Highway
    Revenue Bonds, Series X,
    Permanent Fixed Option Receipts,
    5.20%, 7/1/03                                          1,300     1,364
    Puerto Rico Commonwealth
  Infrastructure Financing Authority
    Special Obligation Bonds, Series A,
    Escrowed to Maturity,
    5.38%, 10/1/24                                         1,500     1,560
    Puerto Rico Commonwealth
    Infrastructure Financing Authority
    Special Tax Revenue Refunding
    Bonds, Series A (AMBAC Insured),
    5.25%, 7/1/10                                          2,000     2,188
--------------------------------------------------------------------------
                                                                     5,112
--------------------------------------------------------------------------
VIRGIN ISLANDS - 1.2%
  Virgin Islands PFA Revenue Bonds,
    Series A, Gross Receipts Tax Lien
    Note,
    5.63%, 10/1/10                                         1,000     1,079
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
(COST $81,596)                                                      86,568

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 25 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                        NUMBER      VALUE
                                                      OF SHARES     (000S)
OTHER - 2.5%
  Federated California Municipal Cash Trust            2,258,541   $ 2,259
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $2,259)                                                        2,259

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
--------------------------------------------------------------------------
(COST $83,855)                                                      88,827
  Other Assets less Liabilities - 0.7%                                 595
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $89,422

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

CALIFORNIA TAX-EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.6%
CALIFORNIA - 90.2%
  ABAG Finance Authority for Nonprofit
    Corps. COP, Channing House,
    4.65%, 2/15/06                                    $      590   $   594
    4.90%, 2/15/09                                           780       782
  ABAG Finance Authority for Nonprofit
    Corps. Multifamily Housing Revenue
    Refunding Bonds, Series B,
    United Dominion,
    6.25%, Mandatory Put 8/15/08                           2,600     2,786
  Adelanto Public Utility Authority
    Revenue Bonds, Series A, Utility
    System Project (Union Bank of
    California LOC),
    4.45%, Mandatory Put 11/1/01                           1,250     1,252
  Alameda County Water District
    Revenue Refunding Bonds
    (MBIA Insured),
    4.75%, 6/1/20                                          2,000     1,988
  Anaheim PFA Tax Allocation Revenue
    Bonds, Series A, Redevelopment
    Project (MBIA Insured),
    5.25%, 2/1/18                                            250       259
  Aztec Shops Ltd. Auxiliary Organization
    Student Housing Revenue Bonds,
    San Diego State University,
    6.00%, 9/1/31                                          2,000     2,030
  California Community College Financing
    Authority Lease Revenue Refunding
    Bonds, Series A (MBIA Insured),
    4.63%, 10/1/19                                         1,500     1,465
  California Educational Facilities
    Authority Capital Appreciation
    Revenue Bonds, Loyola Marymount
    (MBIA Insured), Prerefunded,
    0.00%, 10/1/09                                         7,870     1,650
  California Educational Facilities
    Authority Revenue Bonds, Series N,
    Stanford University,
    5.20%, 12/1/27                                           500       510
  California Educational Facilities
    Authority Revenue Bonds, Series P,
    Stanford University,
    5.00%, 12/1/23                                         2,000     2,022
  California Educational Facilities
    Authority Revenue Refunding Bonds,
    Santa Clara University
    (AMBAC Insured),
    5.25%, 9/1/17                                          1,000     1,077
  California Educational Facilities
    Authority Revenue Refunding Bonds,
    Santa Clara University
    (MBIA Insured),
    5.00%, 9/1/23                                          1,000     1,027
  California Health Facilities Finance
    Authority Revenue Bonds, Series A,
    Cedars-Sinai Medical Center,
    6.13%, 12/1/19                                         3,350     3,630
  California Infrastructure & Economic
    Development Bank Bonds, Series A,
    Scripps Research Institute,
    5.75%, 7/1/30                                            250       265
  California State Department of Water
    Resources Center Valley Project
    Revenue Bonds, Series O,
    4.75%, 12/1/16                                         1,000     1,009
  California State Department of Water
    Resources Center Valley Project
    Revenue Refunding Bonds, Series W,
    5.50%, 12/1/13                                         1,000     1,124
  California State G.O. Bonds,
    7.00%, 8/1/07                                          1,000     1,178
  California State G.O. Refunding Bonds
    (FGIC Insured),
    4.75%, 2/1/29                                          1,000       964
  California State G.O. Refunding Bonds,
    4.38%, 10/1/17                                         1,390     1,334
  California State Public Works Board
    Lease Revenue Bonds, Series A,
    Department of Corrections
    (AMBAC Insured),
    5.50%, 1/1/14                                          1,300     1,400
  California State Public Works Board
    Lease Revenue Refunding Bonds,
    Series B, Various Community College
    Project (AMBAC Insured),
    5.63%, 3/1/16                                          1,000     1,065
  California Statewide Community
    Development Authority Multifamily
    Housing Revenue Refunding Bonds,
    Archstone/Seascape Project,
    5.25%, Mandatory Put 6/1/08                            2,000     2,068

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 27 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.6% - (CONTINUED)
CALIFORNIA - 90.2% - (CONTINUED)
California Statewide Community
  Development Authority Multifamily
    Housing Revenue Refunding Bonds,
    Series E, Archstone/Oakridge
    Project,
    5.30%, Mandatory Put 6/1/08                       $    1,000   $ 1,037
  California Statewide Community
    Development Corp. COP,
    J. Paul Getty Trust,
    5.00%, 10/1/10                                         1,000     1,051
  Corona Community Facilities District
    Refunding Bonds, Special Tax No
    90-1-A (MBIA Insured),
    4.70%, 9/1/20                                          1,000       987
  Dry Creek Joint Elementary School
    District Capital Appreciation G.O
    Bonds, Series A (FSA Insured),
    0.00%, 8/1/09                                            400       293
  East Bay Municipal Utility District
    Water System Revenue Refunding
    Bonds (MBIA Insured),
    5.00%, 6/1/20                                          3,000     3,046
  East Bay Regional Park District G.O
    Refunding Bonds,
    5.00%, 9/1/17                                          2,250     2,305
  Escondido Union High School District
    G.O. Bonds (MBIA Insured),
    Escrowed to Maturity,
    5.60%, 11/1/09                                           150       167
  Fillmore Unified School District Capital
    Appreciation G.O. Bonds, Series A
    (FGIC Insured),
    0.00%, 7/1/10                                            515       359
  Folsom School Facilities Project G.O
    Bonds, Series D (FGIC Insured),
    5.70%, 8/1/13                                            200       220
  Foothill/Eastern Transportation Corridor
    Agency Toll Road Senior Lien Capital
    Appreciation Revenue Bonds, Series
    A, Escrowed to Maturity,
    0.00%, 1/1/05                                            375       340
  Fresno Unified School District G.O
    Bonds, Series F, Election 1995
    (FSA Insured),
    5.13%, 8/1/20                                            300       308
  Imperial Irrigation District COP Bonds,
    Electric Systems Project
    (MBIA Insured),
    5.20%, 11/1/09                                           200       221
  Imperial Irrigation District COP Bonds,
    Electric Systems Project,
    6.50%, 11/1/07                                         1,600     1,872
  Lemoore Union High School District
    G.O. Bonds (AMBAC Insured),
    6.00%, 1/1/12                                            200       233
  Livermore-Amador Valley Water
    Management Agency Sewer
    Revenue Bonds, Series A
    (AMBAC Insured),
    5.00%, 8/1/21                                          2,695     2,728
  Los Angeles County Metropolitan
    Transportation Authority Sales TRB,
    Property A-First Tier (FSA Insured),
    4.75%, 7/1/16                                          1,150     1,167
  Los Angeles County Metropolitan
    Transportation Authority Sales TRB,
    Series B, Property A-First Tier
    (FSA Insured),
    4.75%, 7/1/15                                          1,750     1,786
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Crossover Refunding Bonds,
    Second Issue,
    4.25%, 11/15/14                                        1,010       986
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Refunding Bonds,
    6.10%, 2/15/17                                           380       411
    6.38%, 2/1/20                                          1,360     1,405
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Refunding Bonds, Prerefunded,
    6.38%, 2/1/02                                            640       662
    6.10%, 2/15/05                                         1,120     1,252
  Los Angeles Department of Water &
    Power Waterworks Crossover
    Refunding Revenue Bonds,
    4.50%, 10/15/24                                        5,000     4,660
  Los Angeles Harbor Department
    Revenue Bonds,
    Escrowed to Maturity,
    7.60%, 10/1/18                                            40        51

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.6% - (CONTINUED)
CALIFORNIA - 90.2% - (CONTINUED)
  Los Angeles Unified School District
    G.O. Bonds, Series A (FGIC Insured),
    6.00%, 7/1/15                                     $      450   $   527
  Los Angeles Water & Power Revenue
    Bonds, Series A-A-3, Power System
    Project,
    5.38%, 7/1/20                                          2,000     2,055
    5.25%, 7/1/24                                          2,500     2,541
  Metropolitan Water District Southern
    California G.O. Crossover Refunding
    Bonds, Series A-1,
    5.50%, 3/1/10                                          1,000     1,042
  Metropolitan Water District Southern
    California Waterworks Revenue
    Refunding Bonds, Series A
    (MBIA Insured),
    4.75%, 7/1/22                                          4,500     4,430
  Mid Peninsula Regional Open Space
    District G.O. Refunding Bonds,
    7.00%, 9/1/14                                          2,500     2,805
  Modesto Irrigation District Refunding
    COP Bonds, Series B, Capital
    Improvements Projects,
    5.30%, 7/1/22                                          1,910     1,910
  Monrovia Unified School District
    Capital Appreciation G.O. Bonds,
    Series A (MBIA Insured),
    0.00%, 8/1/10                                            720       500
  Oakland G.O. Bonds, Measure I
    (FGIC Insured),
    5.60%, 12/15/14                                          200       216
  Paramount Unified School District
    Capital Appreciation G.O. Bonds,
    Series A (FSA Insured),
    0.00%, 9/1/20                                          1,285       487
  Sacramento County Sanitation District
    Financing Authority Revenue
    Crossover Refunding Bonds,
    Series A,
    5.60%, 12/1/16                                           500       530
    6.00%, 12/1/20                                         2,500     2,686
  Sacramento Municipal Utility District
    Electric Revenue Refunding Bonds,
    Series M,
    5.25%, 7/1/28                                          1,500     1,510
  Sacramento Municipal Utility District Electric
    Revenue Refunding Bonds,
    Series O (MBIA Insured),
    5.00%, 8/15/18                                         1,385     1,417
  Sacramento Municipal Utility District
    Electric Revenue Refunding Bonds,
    Series P (FSA Insured),
    5.25%, 8/15/16                                         1,500     1,590
  San Diego County COP Bonds,
    Burnham Institute,
    6.25%, 9/1/29                                            500       521
  San Diego Public Facilities Financing
    Authority Sewer Revenue Bonds,
    Series B (FGIC Insured),
    5.38%, 5/15/17                                           450       471
  San Francisco City & County Airport
    Commission International Airport
    Revenue Refunding Bonds, Second
    Series Issue 20 (MBIA Insured),
    4.75%, 5/1/15                                          1,000     1,020
  San Francisco City & County Airport
    Commission International Airport
    Revenue Refunding Bonds, Second
    Series Issue 27B (FGIC Insured),
    5.25%, 5/1/17                                          1,825     1,912
    5.00%, 5/1/19                                          2,000     2,035
  San Francisco City & County G.O.
    Bonds, Series A, Educational
    Facilities Community College Project,
    5.75%, 6/15/20                                         1,200     1,299
  San Francisco City & County Public
    Utilities Commission Water Revenue
    Refunding Bonds, Series A
    (FSA Insured),
    5.00%, 11/1/18                                         4,515     4,623
  San Francisco State Building Authority
    Lease Revenue Bonds, Series A,
    Department of General Services,
    5.00%, 10/1/13                                         4,250     4,466
  San Joaquin Area Flood Control
    Agency Improvement Board Act 1915
    Flood Protection and Restoration
    Special Assessment Bonds
    (FSA Insured),
    5.60%, 9/2/10                                          2,460     2,546
  San Jose G.O. Bonds, Libraries & Parks
    Project,
    5.00%, 9/1/19                                          1,595     1,626

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 29 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.6% - (CONTINUED)
CALIFORNIA - 90.2% - (CONTINUED)
  San Marino Unified School District G.O.
    Bonds, Series B,
    5.25%, 7/1/20                                     $      750   $   802
  San Mateo County Transit District
    Revenue Bonds, Series A
    (MBIA Insured),
    4.50%, 6/1/17                                          1,225     1,202
  Santa Clara Valley Transportation
    Authority Sales TRB, Series A
    (MBIA Insured),
    5.00%, 6/1/18                                            385       394
  Santa Margarita-Dana Point Authority
    Revenue Refunding Bonds, Series B,
    California Improvements Districts 3,
    3a, 4, & 4a (MBIA Insured),
    7.25%, 8/1/09                                          1,150     1,422
  Santa Rosa Wastewater Revenue
    Refunding Bonds, Series A
    (FGIC Insured),
    5.25%, 9/1/16                                             35        38
  Santa Rosa Wastewater Revenue
    Refunding Bonds, Series A,
    Subregional Project (FGIC Insured),
    4.75%, 9/1/16                                            200       202
  South San Francisco Capital
    Improvement Financing Authority
    Revenue Refunding Bonds, Series A,
  South San Francisco Redevelopment
    (ACA Insured),
    3.85%, 9/1/02                                            485       491
    4.20%, 9/1/06                                          1,085     1,107
  Southern California Public Power
    Authority Power Project Revenue
    Bonds, Series A, Mead Adelanto
    Project (AMBAC Insured),
    4.75%, 7/1/16                                          1,000     1,008
  Torrance Hospital Revenue Refunding
    Bonds, Series A, Torrance Memorial
    Medical Center,
    6.00%, 6/1/22                                            500       535
  Turlock Irrigation District Revenue
    Refunding Bonds, Series A,
    6.00%, 1/1/20                                          1,250     1,251
  Upland Unified School District Capital
    Appreciation G.O. Bonds, Election of
    2000 (FSA Insured),
    0.00%, 8/1/13                                            790       730
    0.00%, 8/1/25                                          1,000       913
  Walnut Valley Unified School District
    G.O. Refunding Bonds, Series A
    (MBIA Insured),
    7.20%, 2/1/16                                          1,000     1,244
  Washington Township Healthcare
    District Revenue Bonds,
    4.25%, 7/1/05                                            100       103
    5.00%, 7/1/09                                            405       426
    5.00%, 7/1/11                                            500       521
    5.00%, 7/1/12                                          1,270     1,316
--------------------------------------------------------------------------
                                                                   117,496
--------------------------------------------------------------------------
PUERTO RICO - 5.1%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Bonds, Series B (MBIA Insured),
    5.75%, 7/1/18                                          1,600     1,752
  Puerto Rico Commonwealth
    Infrastructure Financing Authority
    Special Obligation Bonds, Series A,
    Escrowed to Maturity,
    5.50%, 10/1/40                                         2,000     2,094
  Puerto Rico Commonwealth
    Infrastructure Financing Authority
    Special TRB, Series A
    (AMBAC Insured),
    5.00%, 7/1/21                                          1,000     1,006
  Puerto Rico Electric Power Authority
    Revenue Bonds, Series HH
    (FSA Insured),
    5.30%, 7/1/20                                          1,365     1,415
  Puerto Rico Public Buildings Authority
    Revenue Refunding Bonds, Series M,
    Educational & Health Facilities
    (Commonwealth Gtd.),
    5.20%, 7/1/02                                            400       409
--------------------------------------------------------------------------
                                                                     6,676
--------------------------------------------------------------------------
VIRGIN ISLANDS - 1.3%
  Virgin Islands PFA Revenue Bonds,
    Series A, Gross Receipts Tax Lien
    Note,
    5.63%, 10/1/10                                         1,500     1,619
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
(COST $118,554)                                                    125,791

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                        NUMBER     VALUE
                                                      OF SHARES    (000S)
OTHER - 0.7%
  Federated California Municipal Cash
    Trust                                                926,883  $    927
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $927)                                                            927

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.3%
--------------------------------------------------------------------------
(COST $119,481)                                                    126,718
    Other Assets less Liabilities - 2.7%                             3,575
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $130,293

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 31 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

FIXED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
ASSET-BACKED SECURITIES - 9.3%
  Citibank Credit Card Issuance Trust,
    Series 2000-A1, Class A1,
    6.90%, 10/17/07                                   $    1,830   $ 1,993
  Commercial Mortgage Asset Trust,
    Series 1999-C1, Class A3,
    6.64%, 9/17/10                                         8,995     9,577
  Delta Funding Mortgage Corp., I.O.,
    Series 1991-1, Class A-4, (1)
    7.50%, 3/15/06                                             -        13
  DLJ Commercial Mortgage Corp.,
    6.41%, 6/10/31                                            75        79
  DLJ Mortgage Acceptance Corp., Series
    1994-Q8, Class 2A1,
    7.25%, 5/25/24                                            46        47
  GMAC Commercial Mortgage Securities,
    Inc., Series 1999-C1, Class A2,
    6.18%, 5/15/33                                         7,275     7,560
  Green Tree Financial Corp., Series 1996-
    9, Class A,
    7.69%, 1/15/28                                         2,699     2,898
  Green Tree Financial Corp., Series 1997-
    6, Class B1,
    7.17%, 1/15/29                                         2,700     2,682
  IMC Excess Cashflow Securities Trust,
    Series 1997-A, Class A, (1)
    7.41%, 11/26/28                                        2,674        53
  LB Commercial Conduit Mortgage Trust,
    Series 1999-C1, Class A2,
    6.78%, 4/15/09                                         4,935     5,300
  LB-UBS Commercial Mortgage Trust,
    Series 2000-C3, Class A2,
    7.95%, 1/15/10                                         5,500     6,244
  MBNA Master Credit Card Trust, Series
    2000-I, Class A,
    6.90%, 1/15/08                                           650       706
  Morgan Stanley Capital I, Series 1998-
    WF1, Class A2,
    6.55%, 12/15/07                                        1,100     1,168
  Morgan Stanley Capital I, Series 1999-
    LIFE, Class A2,
    7.11%, 7/15/09                                         6,680     7,266
  Mortgage Capital Funding, Inc., Series
    1998-MC1, Class A2,
    6.66%, 1/18/08                                         4,405     4,685
  Nationslink Funding Corp., Series 1999-1,
    Class A2,
    6.32%, 11/20/08                                        2,765     2,904
  Pegasus Aviation Lease Securitization
    Trust, Series 1999-1A, Class A1, (1)
    6.30%, 3/25/29                                         3,312     3,304
  PNC Mortgage Acceptance Corp.,
    Series 1999-CM1, Class A1B,
    7.33%, 10/10/09                                        2,670     2,939
  PNC Mortgage Securities Corp., Series
    1996-PR1, Class A, (1)
    7.06%, 4/28/27                                           932       794
  PP&L Transition Bond Co. LLC, Series
    1999-1, Class A5,
    6.83%, 3/25/07                                         5,735     6,174
  Residential Funding Mortgage Securities
    I, Series 2001-HI3, Class AI2,
    5.33%, 5/25/12                                         3,302     3,369
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------
(COST $68,835)                                                      69,755

CORPORATE BONDS - 41.6%
AEROSPACE/DEFENSE - 0.1%
  Dunlop Standard Aerospace Holdings
    PLC, Senior Notes,
    11.88%, 5/15/09                                          750       698
--------------------------------------------------------------------------
AIRLINES - 0.2%
  Continental Airlines, Inc.,
    6.70%, 6/15/21                                         1,885     1,705
--------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.3%
  Ford Motor Co.,
    7.45%, 7/16/31                                         2,340     2,211
--------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.1%
  Dura Operating Corp., (1)
    9.00%, 5/1/09                                            750       630
--------------------------------------------------------------------------
BANKS - 1.3%
  Bank of America Corp.,
    7.80%, 2/15/10                                         3,795     4,231
  Colonial Bank,
    9.38%, 6/1/11                                          1,250     1,327
  Marshall & Ilsley Corp.,
    5.75%, 9/1/06                                          2,170     2,222

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 41.6% - (CONTINUED)
BANKS - 1.3% - (CONTINUED)
  Sovereign Bancorp, Senior Notes,
    10.25%, 5/15/04                                   $    1,000   $ 1,045
  Standard Chartered Bank, (1)
    8.00%, 5/30/31                                           900       887
--------------------------------------------------------------------------
                                                                     9,712
--------------------------------------------------------------------------
BEVERAGES - 0.1%
  Cott Corp.,
    9.38%, 7/1/05                                            750       754
--------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
  Nortek, Inc.,
    9.88%, 6/15/11                                         1,000       865
--------------------------------------------------------------------------
CABLE TELEVISION - 0.4%
  Callahan Nordrhein-Westfalen,
    14.00%, 7/15/10                                          750       416
  Charter Communications Holdings LLC,
    Senior Notes,
    10.75%, 10/1/09                                        1,000       995
  Mediacom Broadband LLC, (1)
    11.00%, 7/15/13                                        1,000     1,020
  Telewest Communications PLC, Senior
    Notes,
    11.00%, 10/1/07                                        1,000       635
--------------------------------------------------------------------------
                                                                     3,066
--------------------------------------------------------------------------
CHEMICALS - 0.8%
  Airgas, Inc., (1)
    9.13%, 10/1/11                                           750       758
  Applied Extrusion Technologies, Inc., (1)
    10.75%, 7/1/11                                         1,000       995
  Avecia Group PLC,
    11.00%, 7/1/09                                           750       705
  Hercules, Inc., (1)
    11.13%, 11/15/07                                         750       720
  ISP Chemco, Inc., (1)
    10.25%, 7/1/11                                           500       480
  MacDermid, Inc., (1)
    9.13%, 7/15/11                                         1,000       920
  Potash Corp. of Saskatchewan,
    7.75%, 5/31/11                                         1,165     1,252
--------------------------------------------------------------------------
                                                                     5,830
--------------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 0.8%
  DLJ Commercial Mortgage Corp.,
    6.46%, 3/10/32                                         5,575     5,882
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.5%
  Avis Rent A Car, Inc., Senior
    Subordinated Notes,
    11.00%, 5/1/09                                         1,000     1,030
  Comdisco, Inc.,
    9.50%, 8/15/03                                         1,320       997
  Iron Mountain, Inc.,
    8.63%, 4/1/13                                            750       757
  Stewart Enterprises, Inc., (1)
    10.75%, 7/1/08                                         1,000     1,060
--------------------------------------------------------------------------
                                                                     3,844
--------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.1%
  Steinway Musical Instruments, (1)
    8.75%, 4/15/11                                           500       458
--------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.3%
  Armkel LLC, (1)
    9.50%, 8/15/09                                         1,000     1,012
  Elizabeth Arden, Inc.,
    11.75%, 2/1/11                                           500       470
  Playtex Products, Inc.,
    9.38%, 6/1/11                                            500       503
--------------------------------------------------------------------------
                                                                     1,985
--------------------------------------------------------------------------
CREDIT CARD - 1.2%
  Compucredit Credit Card Trust, (1)
    4.15%, 1/15/08                                         9,200     9,252
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.3%
  Bunge Trading Ltd., (1)
    9.25%, 5/1/02                                          1,540     1,542
  Capital One Bank,
    8.25%, 6/15/05                                         2,090     2,188
  Capital One Bank, Senior Notes,
    6.62%, 8/4/03                                          2,335     2,385
  CIT Group, Inc.,
    7.38%, 3/15/03                                         8,610     9,040
  Citigroup, Inc.,
    7.25%, 10/1/10                                         3,920     4,271
  Duke Capital Corp.,
    7.25%, 10/1/04                                         1,040     1,117
  General Electric Capital Corp.,
    7.38%, 1/19/10                                         2,915     3,288

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 33 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

FIXED INCOME FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 41.6% - (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES - 6.3% - (CONTINUED)
  General Motors Acceptance Corp.,
    7.50%, 7/15/05                                    $    2,445   $ 2,580
    6.13%, 9/15/06                                         4,090     4,104
    6.88%, 9/15/11                                         8,550     8,456
  Morgan Stanley Dean Witter & Co.,
    6.75%, 4/15/11                                         6,980     7,189
  Salomon Smith Barney Holdings Co.,
    6.50%, 2/15/08                                         1,095     1,149
--------------------------------------------------------------------------
                                                                    47,309
--------------------------------------------------------------------------
ELECTRIC - 3.7%
  AES Corp.,
    9.50%, 6/1/09                                            250       213
    9.38%, 9/15/10                                           750       645
  AES Corp., Senior Notes,
    10.25%, 7/15/06                                        1,250     1,150
  Calpine Corp., Senior Notes,
    8.50%, 2/15/11                                         2,000     1,939
  Dominion Resources, Inc.,
    Puttable 9/15/04,
    7.82%, 9/15/14                                         2,480     2,680
  DPL, Inc.,
    8.25%, 3/1/07                                          1,140     1,254
  Mirant Americas Generation, Inc.,
    7.63%, 5/1/06                                          3,865     4,054
  NRG Energy, Inc.,
    6.75%, 7/15/06                                         2,810     2,908
    7.75%, 4/1/11                                            870       913
  PSEG Energy Holdings, Senior Notes,
    10.00%, 10/1/09                                          750       841
  PSEG Power LLP, (1)
    8.63%, 4/15/31                                         2,560     2,881
  Teco Energy, Inc.,
    7.20%, 5/1/11                                          4,760     5,001
  TXU Eastern Funding Co.,
    6.45%, 5/15/05                                         1,435     1,463
    6.75%, 5/15/09                                         1,945     1,946
--------------------------------------------------------------------------
                                                                    27,888
--------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
  WMX Technologies, Inc., Puttable 8/1/03,
  7.10%, 8/1/26                                            3,350     3,482
FINANCIAL - 1.6%
  BSCH Issuances Ltd.,
    7.63%, 9/14/10                                         4,090     4,367
  Morgan (J.P.) Chase & Co.,
    6.75%, 2/1/11                                          5,590     5,861
  Wells Fargo & Co., Senior Notes,
    7.25%, 8/24/05                                         1,375     1,496
--------------------------------------------------------------------------
                                                                    11,724
--------------------------------------------------------------------------
FOOD - 0.6%
  Del Monte Corp., (1)
    9.25%, 5/15/11                                           500       510
  Dominos, Inc., Series B,
    10.38%, 1/15/09                                        1,000     1,020
  Luigino's, Inc., Senior Subordinated
    Notes,
    10.00%, 2/1/06                                         1,000       935
  Pilgrims Pride Corp.,
    9.63%, 9/15/11                                         1,500     1,507
  Sbarro, Inc.,
    11.00%, 9/15/09                                          500       455
--------------------------------------------------------------------------
                                                                     4,427
--------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.4%
  Abitibi-Consolidated Finance LP,
    7.88%, 8/1/09                                          1,310     1,380
  Caraustar Industries, Inc.,
    9.88%, 4/1/11                                          1,000       980
  Norske Skog Canada Ltd., (1)
    8.63%, 6/15/11                                           750       748
--------------------------------------------------------------------------
                                                                     3,108
--------------------------------------------------------------------------
HEALTH CARE - 0.1%
  Dynacare, Inc., Senior Notes,
    10.75%, 1/15/06                                        1,000     1,005
--------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.4%
  Protective Life, Inc., (1)
    5.88%, 8/15/06                                         2,500     2,573
  Select Medical Corp., (1)
    9.50%, 6/15/09                                           500       470
--------------------------------------------------------------------------
                                                                     3,043
--------------------------------------------------------------------------
HOME BUILDERS - 0.1%
  WCI Communities, Inc.,
    10.63%, 2/15/11                                          500       465
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 41.6% - (CONTINUED)
HOME EQUITY LOANS - 1.6%
  Household Private Label Credit Card
    Master Notes Trust I, Series 2001-1,
    Class A,
    3.85%, 8/16/04                                    $    5,900   $ 5,906
  Residential Asset Mortgage Products,
    Inc., Series 2001-RZ3, Class A1,
    4.66%, 5/25/18                                         3,862     3,895
  Residential Funding Mortgage
    Securities II,
    4.71%, 7/25/16                                         2,570     2,570
--------------------------------------------------------------------------
                                                                    12,371
--------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
  Windmere-Durable Holdings, Inc.,
    Senior Subordinated Notes,
    10.00%, 7/31/08                                          500       448

INSURANCE - 0.6%
  Hartford Life, Senior Notes,
    7.38%, 3/1/31                                          2,330     2,346
  Lumberman's Mutual Casualty Co., (1)
    9.15%, 7/1/26                                          1,565     1,449
  Willis Corroon Corp.,
    9.00%, 2/1/09                                          1,000     1,035
--------------------------------------------------------------------------
                                                                     4,830
--------------------------------------------------------------------------
LEISURE TIME - 0.1%
  Bally Total Fitness Holdings, Senior
    Subordinated Notes, Series D,
    9.88%, 10/15/07                                          750       742

LODGING - 0.5%
  Hammons (John Q.) Hotels,
    8.88%, 2/15/04                                         1,000       880
  Hilton Hotels Corp.,
    8.25%, 2/15/11                                         1,495     1,382
  MGM Mirage,
    8.38%, 2/1/11                                            750       675
  Mirage Resorts, Inc.,
    6.63%, 2/1/05                                            715       697
--------------------------------------------------------------------------
                                                                     3,634
--------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.1%
  Terex Corp., (1)
    10.38%, 4/1/11                                           500       480

MACHINERY - DIVERSIFIED - 0.3%
  Deere & Co.,
    7.13%, 3/3/31                                            650       651
  Ingersoll-Rand Co.,
    5.75%, 2/14/03                                         1,615     1,654
--------------------------------------------------------------------------
                                                                     2,305
--------------------------------------------------------------------------
MEDIA - 1.9%
  American Media Operation, Inc., Senior
    Subordinated Notes,
    10.25%, 5/1/09                                           750       735
  Comcast Cable Communications,
    6.88%, 6/15/09                                         1,000     1,023
  Nextmedia Operating, Inc., (1)
    10.75%, 7/1/11                                           250       239
  Paxson Communications Corp., (1)
    10.75%, 7/15/08                                          500       496
  Reed Elsevier Capital, Inc.,
    6.13%, 8/1/06                                          1,245     1,286
  Salem Communications Holding Corp., (1)
    9.00%, 7/1/11                                          1,000     1,027
  Time Warner, Inc.,
    9.15%, 2/1/23                                          5,665     6,675
  Viacom, Inc.,
    7.88%, 7/30/30                                         1,880     2,032
  WRC Media, Inc.,
    12.75%, 11/15/09                                         500       480
--------------------------------------------------------------------------
                                                                    13,993
--------------------------------------------------------------------------
MINING - 0.4%
  Aloca, Inc.,
    7.38%, 8/1/10                                          2,930     3,217
--------------------------------------------------------------------------
OIL & GAS - 0.6%
  Petroleos Mexicanos, (1)
    6.50%, 2/1/05                                          3,340     3,319
  Repsol International Finance BV,
    7.45%, 7/15/05                                           915       995
--------------------------------------------------------------------------
                                                                     4,314
--------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.9%
  Baytex Energy Ltd., Senior Subordinated
    Notes, (1)
    10.50%, 2/15/11                                        1,250     1,222
  Chesapeake Energy Corp.,
    Senior Notes, (1)
    8.13%, 4/1/11                                            750       705
  Comstock Resources, Inc.,
    11.25%, 5/1/07                                           500       495

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 35 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

FIXED INCOME FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 41.6% - (CONTINUED)
OIL & GAS PRODUCERS - 0.9% - (CONTINUED)
  Denbury Resources, Inc., (1)
    9.00%, 3/1/08                                     $      750   $   675
  Phillips Petroleum Co.,
    8.50%, 5/25/05                                         3,160     3,497
  Plains Resources, Inc., Senior
    Subordinated Notes,
    10.25%, 3/15/06                                          500       505
--------------------------------------------------------------------------
                                                                     7,099
--------------------------------------------------------------------------
OIL & GAS SERVICES - 0.3%
  Baker Hughes, Inc., Senior Notes,
    6.88%, 1/15/29                                           910       889
  Key Energy Services, Inc.
    8.38%, 3/1/08 (1)                                        500       487
    14.00%, 1/15/09                                          465       535
--------------------------------------------------------------------------
                                                                     1,911
--------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
  Consolidated Container Co. LLC, Senior
    Subordinated Notes,
    10.13%, 7/15/09                                          500       460
  Plastipak Holdings, Inc., (1)
    10.75%, 9/1/11                                           750       750
--------------------------------------------------------------------------
                                                                     1,210
--------------------------------------------------------------------------
PHARMACEUTICALS - 0.7%
  AmerisourceBergen Corp., (1)
    8.13%, 9/1/08                                            750       775
  Bristols-Myers Squibb,
    4.75%, 10/1/06                                         4,735     4,780
--------------------------------------------------------------------------
                                                                     5,555
--------------------------------------------------------------------------
PIPELINES - 2.2%
  Duke Energy Field Services LLC,
    7.88%, 8/16/10                                         1,765     1,910
  Dynegy Holdings, Inc., Senior Notes,
    6.88%, 4/1/11                                            810       827
  El Paso Energy Corp.,
    6.95%, 12/15/07                                        3,330     3,437
  Yosemite Securities Trust I, (1)
    8.25%, 11/15/04                                       10,000    10,465
--------------------------------------------------------------------------
                                                                    16,639
--------------------------------------------------------------------------
REAL ESTATE - 0.1%
  Blum CB Corp., Senior Subordinated
    Notes, (1)
    11.25%, 6/15/11                                          500       450
  ERP Operating LP,
    6.95%, 3/2/11                                            580       595
--------------------------------------------------------------------------
                                                                     1,045
--------------------------------------------------------------------------
REITS - 0.3%
  iStar Financial, Inc.,
    8.75%, 8/15/08                                         1,500     1,450
  MGM Mirage, Inc.,
    6.95%, 2/1/05                                            760       727
  Park Place Entertainment,
    8.13%, 5/15/11                                           500       452
--------------------------------------------------------------------------
                                                                     2,629
--------------------------------------------------------------------------
REMEDIATION SERVICES - 0.3%
  Allied Waste N.A., Inc., Senior
    Subordinated Notes,
    10.00%, 8/1/09                                         1,500     1,500
  IT Group, Inc., Senior Subordinated
    Notes, Series B,
    11.25%, 4/1/09                                         1,000       900
--------------------------------------------------------------------------
                                                                     2,400
--------------------------------------------------------------------------
RETAIL - 0.3%
  K Mart Corp., (1)
    9.88%, 6/15/08                                           750       682
  Office Depot, Inc., (1)
    10.00%, 7/15/08                                          500       505
  Rite Aid Corp., (1)
    11.25%, 7/1/08                                           750       757
--------------------------------------------------------------------------
                                                                     1,944
--------------------------------------------------------------------------
SAVINGS & LOANS - 0.1%
  Peoples Bank Bridgeport, Subordinated
    Notes,
    9.88%, 11/15/10                                        1,000     1,093
--------------------------------------------------------------------------
SPECIAL PURPOSE - 0.6%
  Air 2 US Enhanced Equipment, (1)
    8.03%, 10/1/19                                         4,755     4,837
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 7.0%
  British Telecommunications PLC,
    8.13%, 12/15/10                                        5,545     6,130
    8.63%, 12/15/30                                        3,435     3,854
  Cox Communications, Inc.,
    7.75%, 11/1/10                                         1,935     2,089
    6.75%, 3/15/11                                         1,385     1,397

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 41.6% - (CONTINUED)
TELECOMMUNICATIONS - 7.0% - (CONTINUED)
  France Telecom, (1)
    7.75%, 3/1/11                                     $   11,060   $11,880
  Hyperion Telecommunications, Senior
    Notes, Series B,
    12.25%, 9/1/04                                           500       280
  Madison River Finance, Senior Notes,
    13.25%, 3/1/10                                           500       305
  Royal KPN N.V.,
    7.50%, 10/1/05                                         5,870     4,524
  Sprint Capital Corp.,
    7.13%, 1/30/06                                         3,645     3,828
  Telefonica Europe BV,
    7.75%, 9/15/10                                         6,400     6,745
  Telus Corp.,
    7.50%, 6/1/07                                          2,805     2,941
  WorldCom, Inc.,
    7.50%, 5/15/11                                         2,890     2,913
  WorldCom, Inc., Senior Notes,
    6.40%, 8/15/05                                         5,640     5,729
  XM Satellite Radio, Inc.,
    14.00%, 3/15/10                                          500       235
--------------------------------------------------------------------------
                                                                    52,850
--------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 1.4%
  Alamosa Delaware, Inc.,
    12.50%, 2/1/11                                         1,250     1,112
    13.63%, 8/15/11 (1)                                      250       236
  AT&T Wireless Services, Inc., (1)
    7.88%, 3/1/11                                          5,000     5,335
  Insight Midwest, Senior Notes,
    10.50%, 11/1/10                                        1,000     1,055
  IPCS, Inc.,
    14.00%, 7/15/10                                          250       125
  Leap Wireless, Senior Notes,
    12.50%, 4/15/10                                          500       325
  Nextel Partners PCS, Inc., Senior Notes,
    11.00%, 3/15/10                                          750       495
  PTC International Finance,
    11.25%, 12/1/09                                          500       475
  TeleCorp PCS, Inc.,
    10.63%, 7/15/10                                          750       660
  Tritel PCS, Inc.,
    10.38%, 1/15/11                                          750       638
--------------------------------------------------------------------------
                                                                    10,456
--------------------------------------------------------------------------
TELEPHONE - 0.6%
  Qwest Capital Funding, Inc.,
    7.75%, 8/15/06                                         2,095     2,248
    7.00%, 8/3/09 (1)                                      2,695     2,675
--------------------------------------------------------------------------
                                                                     4,923
--------------------------------------------------------------------------
TRANSPORTATION - 0.3%
  Caliber System, Inc.,
    7.80%, 8/1/06                                          1,800     1,937
  Teekay Shipping Corp.,
    8.88%, 7/15/11                                           500       495
--------------------------------------------------------------------------
                                                                     2,432
--------------------------------------------------------------------------
UTILITIES - 0.1%
  AmeriGas Partners LP/AmeriGas Eagle
    Finance Corp., (1)
    8.88%, 5/20/11                                         1,000     1,005
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
--------------------------------------------------------------------------
(COST $312,411)                                                    313,705

DEBT OBLIGATION - 0.3%
SOVEREIGN - 0.3%
  United Mexican States,
    8.38%, 1/14/11                                         2,250     2,228
--------------------------------------------------------------------------
TOTAL DEBT OBLIGATION
--------------------------------------------------------------------------
(COST $2,309)                                                        2,228


U.S. GOVERNMENT AGENCIES - 39.8%
FANNIE MAE - 33.0%
  Fannie Mae Pool
    6.50%, 7/1/31                                         40,488    41,158
    7.00%, 7/1/31                                         24,026    24,845
    8.50%, 10/31/31                                       24,465    25,306
  FNMA Notes,
    6.25%, 7/19/11                                         8,425     8,521
  Pool #30167,
    8.00%, 10/14/29                                       58,920    61,773
  Pool #535318,
    7.00%, 12/1/29                                        13,139    13,595

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 37 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

FIXED INCOME FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
U.S GOVERNMENT AGENCIES - 39.8% - (CONTINUED)
FANNIE MAE - 33.0% - (CONTINUED)
  Pool #535481,
    8.00%, 9/1/30                                     $    2,296   $ 2,407
  Pool #535627,
    7.00%, 11/1/30                                         5,422     5,610
  Pool #535714,
    7.50%, 1/1/31                                          8,485     8,819
  Pool #535750,
    6.00%, 12/31/40                                        5,237     5,350
  Pool #535883,
    6.00%, 9/1/29                                          4,526     4,533
  Pool #535982,
    7.50%, 5/1/27                                         20,146    20,939
  Pool #535988,
    7.00%, 5/1/31                                         10,109    10,454
  Pool #545003,
    8.00%, 5/1/31                                          6,854     7,184
  Pool #C00835,
    6.50%, 7/1/29                                          3,751     3,827
  Pool #C55471,
    8.50%, 7/1/31                                          4,245     4,498
--------------------------------------------------------------------------
                                                                   248,819
--------------------------------------------------------------------------
FREDDIE MAC GOLD - 1.2%
  FHLMC (Gold) Pool
    8.50%, 3/1/31                                          8,719     9,240
--------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.6%
  Pool #3095,
    6.50%, 6/20/31                                        14,830    15,103
  Pool #781024,
    7.50%, 2/15/29                                         7,989     8,361
  Pool #781073,
    7.50%, 7/15/29                                         9,874    10,310
  Pool #781190,
    7.50%, 6/15/30                                         7,991     8,343
--------------------------------------------------------------------------
                                                                    42,117
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------
(COST $293,975)                                                    300,176

U.S GOVERNMENT OBLIGATIONS - 7.4%
U.S. TREASURY BONDS - 5.3%
    8.88%, 2/15/19                                        24,235    33,838
    8.13%, 8/15/19                                         4,860     6,329
--------------------------------------------------------------------------
                                                                    40,167
--------------------------------------------------------------------------
U.S. TREASURY NOTES - 2.1%
    4.63%, 5/15/06                                            10        10
    5.00%, 8/15/11                                        10,830    11,187
    6.13%, 11/15/27                                        4,295     4,671
--------------------------------------------------------------------------
                                                                    15,868
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------
(COST $53,200)                                                      56,035

                                                        NUMBER      VALUE
                                                      OF SHARES     (000S)
WARRANT - 0.0%
  Leap Wireless International, Inc.,
    Exp. 4/15/10 * (1)                                       500        20
--------------------------------------------------------------------------
TOTAL WARRANT
--------------------------------------------------------------------------
(COST $5)                                                               20

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
SHORT-TERM INVESTMENT - 12.8%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                                    $   96,004    96,004
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------
(COST $96,004)                                                      96,004

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 111.2%
--------------------------------------------------------------------------
(COST $826,739)                                                    837,923
  Liabilities less Other Assets - (11.2)%                          (84,075)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $753,848

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2001, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $81,551,000 OR 10.8% OF NET ASSETS.

 *  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 95.0%
FLORIDA - 80.6%
  Capital Projects Finance Authority
    Student Housing Revenue Bonds,
    Series F-1, Capital Projects Loan
    Program (MBIA Insured),
    4.50%, 10/1/06                                    $      575   $   605
    Crossings at Fleming Island Community
  Development District Special
    Assessment Revenue Refunding
    Bonds, Series C,
    7.05%, 5/1/15                                            400       427
  Duval County School District G.O.
    Refunding Bonds (AMBAC Insured),
    6.13%, 8/1/04                                            150       157
  Escambia County Pollution Revenue
    Refunding Bonds, Gulf Power Co.
    Project,
    2.70%, 10/1/01                                           400       400
  Florida Intergovernmental Financial
    Revenue Bonds, Series A,
    5.00%, 5/1/11                                          1,000     1,052
  Florida State Board of Education Capital
    Outlay G.O. Bonds, Series E,
    5.25%, 6/1/12                                          1,000     1,089
  Florida State Board of Education Capital
    Outlay G.O. Refunding Bonds, Series A,
    5.00%, 6/1/13                                            640       672
  Florida State Board of Education Capital
    Outlay G.O. Refunding Bonds, Series A,
    Public Education,
    5.00%, 6/1/10                                          1,750     1,873
  Florida State Board of Education Lottery
    Revenue Bonds, Series B (FGIC
    Insured),
    5.50%, 7/1/11                                          1,000     1,112
  Florida State Board of Education Public
    Education G.O. Bonds, Series C,
    Escrowed to Maturity,
    6.00%, 5/1/03                                          1,000     1,028
  Florida State Division Board of Finance
    Department Revenue Refunding
    Bonds, Series B, Department of
    Environmental Protection (AMBAC
    Insured),
    6.00%, 7/1/12                                          1,000     1,154
  Florida State Municipal Power Agency
    Revenue Refunding Bonds (AMBAC
    Insured), Prerefunded,
    6.25%, 10/1/01                                           200       204
  Florida State Municipal Power Agency
    Revenue Refunding Bonds, St. Lucie
    Project (FGIC Insured),
    5.40%, 10/1/05                                           350       365
  Florida State Sunshine Skyway Revenue
    Refunding Bonds,
    6.40%, 7/1/04                                            250       253
  Gainesville City Utilities System Revenue
    Bonds, Escrowed to Maturity,
    6.20%, 10/1/02                                           690       702
  Gulf Breeze Revenue Bonds, Series E,
    Miami Beach Local Government Loan
    (FGIC Insured),
    5.00%, Mandatory Put 12/1/12                           1,000     1,052
  Heritage Palms Community Development
    District Capital Improvement Revenue
    Bonds,
    6.25%, 11/1/04                                         1,000     1,014
  Hillsborough County Florida Aviation
    Authority Revenue Bonds, Series A,
    Tampa International Airport (FSA
    Insured),
    5.50%, 10/1/08                                         2,000     2,199
  Hillsborough County Florida Utilities
    Refunding Revenue Bonds (AMBAC
    Insured),
    5.50%, 8/1/08                                          2,000     2,204
  Hillsborough County IDA IDR Bonds,
    Series A, Health Facilities Project,
    University Community Hospital,
    4.50%, 8/15/03                                           925       930
  Jacksonville Electric Authority Revenue
    Bonds, Series 3C,
    5.63%, 10/1/35                                           500       505
  Jacksonville Sales TRB (AMBAC
    Insured),
  5.00%, 10/1/09                                           1,000     1,073
  Jacksonville Sales TRB, River City
    Renaissance Project (FGIC Insured),
    Prerefunded,
    5.50%, 10/1/05                                         1,000     1,103
  Kissimmee City Utility Authority Electric
    System Revenue Refunding &
    Improvement Bonds (FGIC Insured),
    Prerefunded,
    6.50%, 10/1/01                                           100       102

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 39 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 95.0% - (CONTINUED)
FLORIDA - 80.6% - (CONTINUED)
  Lakeland Energy System Revenue Bonds
    (MBIA Insured),
    5.50%, 10/1/13                                    $      510   $   558
  Lee County Transportation Facilities,
    Series A (AMBAC Insured),
    5.25%, 10/1/06                                           415       452
  Marion County Hospital District Revenue
    Refunding & Improvement Bonds,
    Health Systems, Munroe Regional
    Medical Center,
    4.63%, 10/1/03                                         1,200     1,236
  Miami-Dade County G.O. Bonds, Parks
    Programs,
    5.00%, 11/1/13                                         1,010     1,061
  Miami-Dade County G.O. Refunding
    Bonds (MBIA Insured),
    6.50%, 10/1/10                                           400       474
  Miami-Dade County Health Facilities
    Authority Hospital Revenue Bonds,
    Series A, Miami Childrens Hospital
    (AMBAC Insured),
    5.50%, 8/15/11                                         1,000     1,109
  Miami-Dade County Public Service TRB,
    UMSA Public Improvements (FSA
    Insured),
    5.13%, 10/1/14                                         1,065     1,117
  Orlando City Utilities Commission Water
    & Electric Revenue Refunding Bonds,
    5.75%, 10/1/05                                           100       110
  Orlando City Utilities Commission Water
    & Electric Revenue Refunding Bonds,
    Series A,
    5.25%, 10/1/12                                         1,000     1,084
  Palm Beach County Airport System
    Revenue Refunding Bonds (MBIA
    Insured),
    5.50%, 10/1/09                                         1,000     1,100
  Palm Beach County G.O. Refunding
    Bonds, Series B,
    6.50%, 7/1/10                                            250       296
  Palm Beach County School Board COP
    Bonds, Series A (FGIC Insured),
    Prerefunded,
    6.00%, 8/1/10                                          1,000     1,160
  Sunrise City Utility Systems Capital
    Appreciation Revenue Bonds, Series A
    (AMBAC Insured),
    0.00%, 10/1/01                                           200       200

  Tampa Bay Water Utility System Capital
    Appreciation Revenue Bonds (FGIC
    Insured),
    0.00%, 10/1/06                                         1,000       837
  Tampa Utilities Tax Revenue Refunding
    Bonds,
    6.00%, 10/1/05                                         1,500     1,666
  Vista Lakes Community Development
    District Capital Improvement Revenue
    Bonds, Series B,
    6.35%, 5/1/05                                            465       472
  West Orange Healthcare District
    Revenue Bonds, Series A,
    5.25%, 2/1/03                                          1,000     1,026
--------------------------------------------------------------------------
                                                                    35,233
--------------------------------------------------------------------------
ILLINOIS - 3.8%
  Illinois Development Finance Authority
    Revenue Bonds, YMCA Metro Chicago
    Project (Harris Trust & Saving Bank
    LOC),
    2.75%, 10/1/01                                         1,690     1,690
--------------------------------------------------------------------------
MASSACHUSETTS - 2.3%
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue Bonds, Series A, Caritas
    Christi Obligation Group,
    5.25%, 7/1/07                                          1,000     1,017
--------------------------------------------------------------------------
MISSISSIPPI - 1.4%
  Medical Center Educational Building
    Corp. Medical Revenue Bonds, Adult
    Hospital Project,
    2.10%, 10/4/01                                           600       600
--------------------------------------------------------------------------
MISSOURI - 0.6%
  St. Louis Airport Revenue Bonds,
    6.25%, 1/1/02                                            250       252
--------------------------------------------------------------------------
PUERTO RICO - 2.6%
  Puerto Rico Municipal Financing Agency
    G.O. Bonds, Series A (FSA Insured),
    6.00%, 8/1/15                                          1,000     1,124
--------------------------------------------------------------------------
TEXAS - 1.2%
  Panhandle Regional Housing Finance
    Agency Revenue Bonds, Series A
    (Colld. by U.S. Government Securities),
    6.50%,7/20/21                                            500       548
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
  VIRGIN ISLANDS - 2.5%
    Virgin Islands PFA Revenue Bonds,
    Series A, Gross Receipts Tax Lien
    Note,
    5.63%, 10/1/10                                    $    1,000   $ 1,080
--------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
  (COST $40,359)                                                    41,544

                                                       NUMBER      VALUE
                                                      OF SHARES    (000S)
OTHER - 3.6%
  Dreyfus Municipal Money Market Fund                      1,212         1
    Dreyfus Tax-Exempt Cash Management
    Fund                                                   8,000         8
  Federated Municipal Cash Trust Money
    Market Fund                                            5,575         6
  Federated Tax Free Trust Money
    Market Fund No. 15                                 1,575,505     1,575
--------------------------------------------------------------------------
  TOTAL OTHER
--------------------------------------------------------------------------
  (COST $1,590)                                                      1,590

--------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.6%
--------------------------------------------------------------------------
  (COST $41,949)                                                    43,134
    Other Assets less Liabilities - 1.4%                               591
--------------------------------------------------------------------------
  NET ASSETS - 100.0%                                              $43,725

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 41 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

GLOBAL FIXED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)(1)    (000S)
DEBT OBLIGATIONS - 76.7%
BRITISH POUND - 4.1%
  Treasury of Great Britain,
    7.50%, 12/7/06                                    $      175   $   288
    5.75%, 12/7/09                                           147       228
    8.00%, 6/7/21                                            307       625
--------------------------------------------------------------------------
                                                                     1,141
--------------------------------------------------------------------------
CANADIAN DOLLAR - 1.6%
  Government of Canada,
    5.50%, 6/1/10                                            680       437
--------------------------------------------------------------------------
DANISH KRONE - 1.0%
  Kingdom of Denmark,
    8.00%, 3/15/06                                         2,000       279
--------------------------------------------------------------------------
EURO - 40.0%
  British Telecommunications PLC,
    6.13%, 2/15/06                                           400       375
  Buoni Poliennali Del Tesoro,
    3.00%, 6/15/02                                            50        45
    5.25%, 11/1/29                                           590       500
  Deutsche Bundesrepublik,
    5.25%, 1/4/11                                             40        38
    6.25%, 1/4/24                                            450       448
    6.50%, 7/4/27                                            610       626
  Ford Motor Credit Co.,
    5.63%, 2/2/04                                            900       827
  France Telecom,
    5.75%, 3/14/04                                         1,400     1,297
  Government of Spain,
    4.00%, 1/31/10                                           900       766
  Imperial Tobacco Finance PLC,
    5.38%, 3/15/04                                           500       463
  Invensys PLC,
    5.50%, 4/1/05                                            600       505
  Kingdom of Belgium,
    5.75%, 9/28/10                                           500       480
  Marconi Corp. PLC,
    5.63%, 3/30/05                                           402       134
  Osprey Trust,
    6.38%, 1/15/03                                           400       372
  Pemex Project Funding Master Trust,
    7.75%, 8/2/07                                            650       579
  Republic of Lithuania,
    7.88%, 4/14/03                                           400       376
  Royal KPN N.V.,
    7.25%, 4/12/06                                           600       458
  Sogerim S.A.,
    6.13%, 4/20/06                                         1,000       904
  Telkom South Africa Ltd.,
    7.13%, 4/12/05                                         1,100     1,002
  TXU Europe Funding Ltd.,
    7.00%, 11/30/05                                          400       386
  United Mexican States,
    7.63%, 10/1/04                                           500       466
--------------------------------------------------------------------------
                                                                    11,047
--------------------------------------------------------------------------
JAPANESE YEN - 4.0%
  Government of Japan,
    1.80%, 6/21/10                                        82,000       722
    2.30%, 5/20/30                                        45,000       373
--------------------------------------------------------------------------
                                                                     1,095
--------------------------------------------------------------------------
SWEDISH KRONA - 0.7%
  Kingdom of Sweden,
    9.00%, 4/20/09                                         1,600       184
--------------------------------------------------------------------------
UNITED STATES DOLLAR - 25.3%
  Corp Andina de Fomento,
    7.75%, 3/1/04                                          1,150     1,207
  Nortel Networks Ltd.,
    6.13%, 2/15/06                                           600       469
  U.S. Treasury Bonds,
    8.75%, 5/15/17                                           600       820
    8.88%, 8/15/17                                           300       415
    8.88%, 2/15/19                                         1,000     1,397
    6.38%, 8/15/27                                           700       785
  U.S. Treasury Notes,
    6.63%, 5/15/07                                           400       450
    5.00%, 2/15/11                                         1,000     1,028
  Worldcom, Inc.,
    6.25%, 8/15/03                                           400       411
--------------------------------------------------------------------------
                                                                     6,982
--------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
--------------------------------------------------------------------------
(COST $21,153)                                                      21,165

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
SHORT-TERM INVESTMENT - 24.8%
  Banque Bruxelles Lambert, Brussels,
  Eurodollar Time Deposit,
    3.38%, 10/1/01                                    $    4,149   $ 4,149
  FHLB Discount Note,
    2.75%, 10/1/01                                         2,711     2,710
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------
(COST $6,859)                                                        6,859

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.5%
--------------------------------------------------------------------------
(COST $28,012)                                                      28,024
  Liabilities less Other Assets - (1.5)%                              (412)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $27,612

(1) PRINCIPAL AMOUNTS STATED IN LOCAL CURRENCIES.

At September 30, 2001, Global Fixed Income Fund had outstanding foreign currency contracts as follows:

                                            CONTRACT    CONTRACT
                                             AMOUNT      AMOUNT
                                             (LOCAL      (U.S      UNREALIZED
CONTRACT                       DELIVERY     CURRENCY    DOLLARS)   GAIN/(LOSS)
  TYPE    CURRENCY               DATE        (000S)      (000S)      (000S)
Sell      Canadian Dollar       10/2/01         164      $   104    $    -

Sell      Euro                  10/2/01          73           67         -
Sell      Swedish Kronor        10/2/01         149           14         -

          Australian
Sell      Dollar                10/3/01          30           15         -
          Australian
Buy       Dollar               11/13/01         293          150        (5)
Sell      British Pound        11/13/01       1,033        1,500       (15)
Buy       British Pound        11/13/01       1,198        1,705        52
Buy       Canadian Dollar      11/13/01         629          404        (6)

Sell      Euro                 11/13/01      18,094       16,343      (114)
Buy       Euro                 11/13/01      14,350       12,956        96
          Japanese
Sell      Yen                  11/13/01      21,000          176        (1)
          Japanese
Buy       Yen                  11/13/01      19,012          155         4
Sell      Swiss Franc          11/13/01       6,830        4,200       (27)
Buy       Swiss Franc          11/13/01       7,360        4,493        62
--------------------------------------------------------------------------
Total                                                               $   46

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 43 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD FIXED INCOME FUND

                                                       NUMBER       VALUE
                                                      OF SHARES     (000S)
CONVERTIBLE PREFERRED STOCK - 0.1%
TECHNOLOGY - 0.1%
    Global Crossing LTD                                    5,000   $   219
--------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
--------------------------------------------------------------------------
(COST $660)                                                            219

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 94.0%
AEROSPACE/DEFENSE - 1.7%
  Dunlop Standard Aerospace Holdings PLC,
    Senior Notes,
    11.88%, 5/15/09                                   $    4,000     3,720
--------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.9%
    Dura Operating Corp., (1)
    9.00%, 5/1/09                                          2,500     2,100
--------------------------------------------------------------------------
BANKS - 4.3%
  Colonial Bank,
    9.38%, 6/1/11                                          4,000     4,248
  Sovereign Bancorp, Senior Notes,
    10.25%, 5/15/04                                        5,000     5,225
--------------------------------------------------------------------------
                                                                     9,473
--------------------------------------------------------------------------
BEVERAGES - 0.9%
  Cott Corp.,
  9.38%, 7/1/05                                            2,045     2,055
--------------------------------------------------------------------------
BUILDING MATERIALS - 1.0%
  Nortek, Inc.,
  9.88%, 6/15/11                                           2,500     2,163
--------------------------------------------------------------------------
CABLE TELEVISION - 4.6%
  Callahan Nordrhein-Westfalen,
    14.00%, 7/15/10                                        2,000     1,110
  Charter Communications Holdings LLC, Senior Notes,
    10.75%, 10/1/09                                        2,250     2,239
  Insight Midwest, Senior Notes,
    10.50%, 11/1/10                                        3,000     3,165
  Mediacom Broadband LLC, (1)
    11.00%, 7/15/13                                        2,500     2,550
  Telewest Communications PLC, Senior Notes,
    11.00%, 10/1/07                                        1,750     1,111
--------------------------------------------------------------------------
                                                                    10,175
--------------------------------------------------------------------------
CHEMICALS - 6.5%
  Airgas, Inc., (1)
    9.13%, 10/1/11                                         3,000     3,030
  Applied Extrusion Technologies, Inc., (1)
    10.75%, 7/1/11                                         2,000     1,990
  Avecia Group PLC,
    11.00%, 7/1/09                                         2,750     2,585
  Hercules, Inc., (1)
    11.13%, 11/15/07                                       2,500     2,400
  ISP Chemco, Inc., (1)
    10.25%, 7/1/11                                         2,250     2,160
  MacDermid, Inc.,
    9.13%, 7/15/11                                         2,500     2,287
--------------------------------------------------------------------------
                                                                    14,452
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.7%
  Avis Rent A Car, Inc., Senior Subordinated Notes,
    11.00%, 5/1/09                                         6,500     6,825
  Iron Mountain, Inc.,
    8.63%, 4/1/13                                          1,000     1,010
  Stewart Enterprises, Inc., (1)
    10.75%, 7/1/08                                         2,500     2,650
--------------------------------------------------------------------------
                                                                    10,485
--------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.6%
  Steinway Musical Instruments, (1)
    8.75%, 4/15/11                                         1,500     1,373
--------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.1%
  Armkel LLC, (1)
    9.50%, 8/15/09                                         2,750     2,784
  Elizabeth Arden, Inc.,
    11.75%, 2/1/11                                         2,000     1,880
--------------------------------------------------------------------------
                                                                     4,664
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
  Bunge Trading Ltd., (1)
    9.25%, 5/1/02                                          2,500     2,503
--------------------------------------------------------------------------
  ELECTRIC - 4.7% AES Corp.,
    9.38%, 9/15/10                                           750       645
  AES Corp., Senior Notes,
    10.25%, 7/15/06                                        5,025     4,623
  Calpine Corp.,
    8.50%, 2/15/11                                         2,500     2,424
  PSEG Energy Holdings, Senior Notes,
    10.00%, 10/1/09                                        2,500     2,802
--------------------------------------------------------------------------
                                                                    10,494
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 94.0% - (CONTINUED)
FOOD - 6.8%
  Del Monte Corp., (1)
    9.25%, 5/15/11                                    #    2,000   $ 2,040
  Dominos, Inc., Series B,
    10.38%, 1/15/09                                        4,000     4,080
  Luigino's, Inc., Senior Subordinated Notes,
    10.00%, 2/1/06                                         3,500     3,272
  Pilgrims Pride Corp.,
    9.63%, 9/15/11                                         3,000     3,015
  Sbarro, Inc.,
    11.00%, 9/15/09                                        3,000     2,730
--------------------------------------------------------------------------
                                                                    15,137
--------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.7%
  Caraustar Industries, Inc.,
    9.88%, 4/1/11                                          2,500     2,450
  Norske Skog Canada Ltd., (1)
    8.63%, 6/15/11                                         1,250     1,247
--------------------------------------------------------------------------
                                                                     3,697
--------------------------------------------------------------------------
HEALTH CARE - 1.8%
  Dynacare, Inc., Senior Notes,
    10.75%, 1/15/06                                        4,000     4,020
--------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.3%
  Select Medical Corp., (1)
    9.50%, 6/15/09                                         3,000     2,820
--------------------------------------------------------------------------
HOME BUILDERS - 1.3%
  WCI Communities, Inc.,
    10.63%, 2/15/11                                        3,000     2,790
--------------------------------------------------------------------------
HOME FURNISHINGS - 1.0%
  Windmere-Durable Holdings, Inc.,
    Senior Subordinated Notes,
    10.00%, 7/31/08                                        2,500     2,238
--------------------------------------------------------------------------
INSURANCE - 1.8%
  Willis Corroon Corp.,
    9.00%, 2/1/09                                          4,000     4,000
--------------------------------------------------------------------------
IRON/STEEL - 0.1%
  Republic Technologies International/RTI Capital
    Corp., (2)
    13.75%, 7/15/09                                        2,500       238
--------------------------------------------------------------------------
LEISURE TIME - 1.1%
  Bally Total Fitness Holdings, Senior Subordinated
    Notes, Series D,
    9.88%, 10/15/07                                        2,500     2,475
--------------------------------------------------------------------------
LODGING - 1.2%
  Hammons (John Q.) Hotels,
    8.88%, 2/15/04                                         3,000     2,640
  MACHINERY - CONSTRUCTION & MINING - 1.3%
    Terex Corp., (1)
    10.38%, 4/1/11                                         3,000     2,880
  MEDIA - 5.6%
  American Media Operation, Inc.,
    Senior Subordinated Notes,
    10.25%, 5/1/09                                         4,000     3,920
  Nextmedia Operating, Inc., (1)
    10.75%, 7/1/11                                         1,250     1,194
  Paxson Communications Corp., (1)
    10.75%, 7/15/08                                        2,000     1,997
  Salem Communications Holding Corp., (1)
    9.00%, 7/1/11                                          2,000     2,055
  WRC Media, Inc.,
    12.75%, 11/15/09                                       3,500     3,360
--------------------------------------------------------------------------
                                                                    12,526
--------------------------------------------------------------------------
OIL & GAS PRODUCERS - 4.8%
  Baytex Energy Ltd., Senior Subordinated Notes, (1)
    10.50%, 2/15/11                                        3,000     2,932
  Comstock Resources, Inc.,
    11.25%, 5/1/07                                         2,500     2,475
  Denbury Resources, Inc., (1)
    9.00%, 3/1/08                                          2,500     2,250
  Plains Resources, Inc.,
    10.25%, 3/15/06                                        2,000     2,020
  Plains Resources, Inc., Senior Subordinated Notes,
    10.25%, 3/15/06                                        1,000     1,010
--------------------------------------------------------------------------
                                                                    10,687
--------------------------------------------------------------------------
OIL & GAS SERVICES - 3.3%
  Dresser, Inc., (1)
    9.38%, 4/15/11                                         3,000     2,985
  Key Energy Services, Inc.,
    Senior Subordinated Notes,
    14.00%, 1/15/09                                        3,684     4,237
--------------------------------------------------------------------------
                                                                     7,222
--------------------------------------------------------------------------
PACKAGING & CONTAINERS - 2.7%
  Consolidated Container Co. LLC,
    Senior Subordinated Notes,
    10.13%, 7/15/09                                        3,500     3,220

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 45 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD FIXED INCOME FUND (CONTINUED )

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 94.0% - (CONTINUED)
PACKAGING & CONTAINERS - 2.7% - (CONTINUED)
  Plastipak Holdings, Inc., (1)
    10.75%, 9/1/11                                    $    2,750   $ 2,750
--------------------------------------------------------------------------
                                                                     5,970
--------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
  AmerisourceBergen Corp., (1)
    8.13%, 9/1/08                                            250       258
--------------------------------------------------------------------------
REAL ESTATE - 1.0%
  Blum CB Corp., Senior Subordinated Notes, (1)
    11.25%, 6/15/11                                        2,500     2,250
--------------------------------------------------------------------------
REITS - 1.3%
  iStar Financial, Inc.,
    8.75%, 8/15/08                                         3,000     2,899
--------------------------------------------------------------------------
REMEDIATION SERVICES - 2.7%
  Allied Waste N.A., Inc., Senior Subordinated Notes,
    10.00%, 8/1/09                                         3,000     3,000
  IT Group, Inc., Senior Subordinated Notes, Series B,
    11.25%, 4/1/09                                         3,250     2,925
--------------------------------------------------------------------------
                                                                     5,925
--------------------------------------------------------------------------
RETAIL - 4.0%
  K Mart Corp., (1)
    9.88%, 6/15/08                                         3,000     2,726
  Office Depot, Inc., (1)
    10.00%, 7/15/08                                        2,500     2,525
  Rite Aid Corp., (1)
    11.25%, 7/1/08                                         3,500     3,535
--------------------------------------------------------------------------
                                                                     8,786
--------------------------------------------------------------------------
SAVINGS & LOANS - 1.5%
  Peoples Bank Bridgeport, Subordinated Notes,
    9.88%, 11/15/10                                        3,000     3,280
--------------------------------------------------------------------------
SPECIAL PURPOSE - 1.9%
  Aircraft Finance Trust, Subordinated Bonds,
    Series 1999 - 1A, Class D, (1)
    11.00%, 5/15/24                                        5,000     4,172
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.6%
  Adelphia Business Solutions, Inc., (3)
    12.88%, 10/15/07                                       2,311       300
  Hyperion Telecommunications, Senior Notes,
    Series B,
    12.25%, 9/1/04                                         2,000     1,120
  Madison River Finance, Senior Notes,
    13.25%, 3/1/10                                         3,500     2,135
  Versatel, Senior Notes,
    13.25%, 5/15/08                                        3,000       690
  XM Satellite Radio, Inc.,
    14.00%, 3/15/10                                        3,000     1,410
--------------------------------------------------------------------------
                                                                     5,655
--------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 7.1%
  Alamosa Delaware, Inc.,
    12.50%, 2/1/11                                         3,250     2,893
    13.63%, 8/15/11                                          250       236
  Horizon PCS, Inc., (1)
    0.00%, 10/1/10                                         2,000       800
  IPCS, Inc.,
    14.00%, 7/15/10                                        2,000     1,000
  Leap Wireless, Senior Notes,
    12.50%, 4/15/10                                        2,500     1,625
  Nextel International, Inc., Senior Notes, (1)
    12.75%, 8/1/10                                         4,000       920
  Nextel Partners PCS, Inc., Senior Notes,
    11.00%, 3/15/10                                        2,500     1,650
  PTC International Finance,
    11.25%, 12/1/09                                        2,000     1,900
  TeleCorp PCS, Inc.,
    10.63%, 7/15/10                                        2,500     2,200
  Tritel PCS, Inc.,
    10.38%, 1/15/11                                        3,000     2,550
--------------------------------------------------------------------------
                                                                    15,774
--------------------------------------------------------------------------
TRANSPORTATION - 1.1%
  Teekay Shipping Corp.,
    8.88%, 7/15/11                                         2,500     2,475
--------------------------------------------------------------------------
UTILITIES - 1.8%
  AmeriGas Partners LP/AmeriGas Eagle
    Finance Corp., (1)
    8.88%, 5/20/11                                         4,000     4,020
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
--------------------------------------------------------------------------
(COST $228,665)                                                    208,491

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

                                                        NUMBER     VALUE
                                                      OF SHARES    (000S)
WARRANTS - 0.1%
  Horizon PCS, Inc. Exp. 10/1/10 *                         2,000   $   100
  IPCS, Inc., Exp. 7/15/10 *                               1,500        75
  Leap Wireless International, Exp. 4/15/10 * (1)          2,500       100
  Leap Wireless, Exp. 4/15/10 * (1)                        2,000        40
  Republic Technologies International Corp.,
    Exp. 7/15/09 *                                         2,500         -
  WRC Media, Inc. * (1)                                    4,059         -
  XM Satellite Radio, Exp. 3/15/10 *                       2,000        30
--------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------
(COST $10)                                                             345

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
SHORT-TERM INVESTMENT - 3.4%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                                    $    7,449     7,449
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------
(COST $7,449)                                                        7,449

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.6%
--------------------------------------------------------------------------
(COST $236,784)                                                    216,504
      Other Assets less Liabilities - 2.4%                           5,398
--------------------------------------------------------------------------
  NET ASSETS - 100.0%                                             $221,902

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2001, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $64,572,000 OR 29.1% OF NET ASSETS.
(2) NON-INCOME PRODUCING SECURITY. ISSUER HAS DEFAULTED ON TERMS OF DEBT OBLIGATION. AT SEPTEMBER 30, 2001, VALUE REPRESENTS 0.1% OF NET ASSETS.
(3) PAYMENT-IN-KIND (PIK) NOTE. CURRENTLY ADDITIONAL PAR RECEIVED IN LIEU OF INTEREST PAYMENTS.
*   NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 47 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD MUNICIPAL FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 94.4%
ALABAMA - 2.2%
  Rainbow City Special Health Care
    Facilities Financing Authority Revenue
    Bonds, Series A, Regency Pointe,
    8.25%, 1/1/31                                     $      700   $   704
--------------------------------------------------------------------------
ALASKA - 0.8%
  Alaska Industrial Development & Export
    Authority Power Revenue Bonds
    (AMT), Upper Lynn Canal Regional
    Power,
    5.88%, 1/1/32                                            300       247
--------------------------------------------------------------------------
  ARIZONA - 4.4%
  Coconino County PCR Bonds, Series A
    (AMT), Tucson Electric Power Navajo,
    7.13%, 10/1/32                                           400       414
  Maricopa County PCR Refunding Bonds,
    El Paso Electric Co.,
    6.15%, 8/1/02                                            500       509
  Peoria IDA Non-Profit Revenue Bonds,
    Series A, Sierra Winds Life,
    6.25%, 8/15/20                                           500       466
--------------------------------------------------------------------------
                                                                     1,389
--------------------------------------------------------------------------
  ARKANSAS - 1.9%
  Little Rock Hotel & Restaurant Gross
    Receipts Tax Revenue Refunding
    Bonds,
    7.38%, 8/1/15                                            500       618
--------------------------------------------------------------------------
CALIFORNIA - 3.3%
  Sacramento Financing Authority
    Revenue Bonds, Series A, Convention
    Center Hotel Project,
    6.25%, 1/1/30                                            500       505
  San Diego County COP Bonds,
    Burnham Institute,
    5.70%, 9/1/11                                            500       539
--------------------------------------------------------------------------
                                                                     1,044
--------------------------------------------------------------------------
COLORADO - 5.7%
  Colorado Health Facilities Authority
    Revenue Bonds, Portercare Adventist
    Health Hospital,
    6.50%, 11/15/31                                          500       528
  Colorado Health Facilities Authority
    Revenue Bonds, Vail Valley Medical
    Center Project,
    5.80%, 1/15/27                                           500       494
  Denver City & County Airport Revenue Bonds, Series
    A, Prerefunded,
    7.25%, 11/15/02                                          250       269
  Northwest Parkway Public Highway
    Authority Revenue Bonds, Series D,
    7.13%, 6/14/41                                           500       508
--------------------------------------------------------------------------
                                                                     1,799
--------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 1.1%
  District of Columbia Revenue Bonds,
    Methodist Home of the District of
    Columbia Issue,
    6.00%, 1/1/20                                            400       357
--------------------------------------------------------------------------
FLORIDA - 6.4%
  Crossings at Fleming Island Community
    Development District Special
    Assessment Revenue Refunding
    Bonds, Series C,
    7.05%, 5/1/15                                            500       534
  Heritage Palms Community Development
    District Capital Improvement Revenue
    Bonds,
    6.25%, 11/1/04                                           500       507
  Poinciana Community Development
    District Special Assessment Bonds,
    Series A,
    7.13%, 5/1/31                                            500       519
  Vista Lakes Community Development
    District Capital Improvement Revenue
    Bonds, Series B,
    6.35%, 5/1/05                                            465       472
--------------------------------------------------------------------------
                                                                     2,032
--------------------------------------------------------------------------
IDAHO - 1.6%
  Power County Industrial Development
    Corp. Solid Waste Disposal Revenue
    Bonds (AMT), FMC Corp. Project,
    6.45%, 8/1/32                                            500       511
--------------------------------------------------------------------------
ILLINOIS - 3.2%
    Illinois Development Finance Authority
    Revenue Bonds, Series B,
    Midwestern University,
    6.00%, 5/15/31                                           500       506
  Illinois Health Facilities Authority
    Revenue Bonds, Series A, Lutheran
    Senior Ministries Obligation,
    7.38%, 8/15/31                                           500       505
--------------------------------------------------------------------------
                                                                     1,011
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 94.4% - (CONTINUED)
IOWA - 1.6%
  Bremer County Healthcare & Residential
    Facilities Revenue Bonds, Bartels
    Lutheran Home Project,
    7.25%, 11/15/29                                   $      500   $   501
--------------------------------------------------------------------------
KANSAS - 1.6%
  Olathe Kansas Senior Living Facilities
    Revenue Bonds, Series A,
    Aberdeen Village, Inc.,
    8.00%, 5/15/30                                           500       514
--------------------------------------------------------------------------
LOUISIANA - 2.4%
  St. Charles Parish PCR Refunding Bonds,
    Union Carbide Corp. Project,
    5.10%, 1/1/12                                            250       254
    West Feliciana Parish PCR Refunding
    Bonds, Series A, Entergy Gulf States,
    Inc.,
    5.65%, 9/1/04                                            500       514
--------------------------------------------------------------------------
                                                                       768
--------------------------------------------------------------------------
MAINE - 1.6%
  Maine Finance Authority Solid Waste
    Disposal Revenue Bonds (AMT),
    Boise Cascade Corp. Project,
    7.90%, 6/1/15                                            500       505
--------------------------------------------------------------------------
MARYLAND - 1.7%
  Anne Arundel County Special Obligation
    Revenue Bonds, National Business
    Park Project,
    7.38%, 7/1/28                                            500       532
--------------------------------------------------------------------------
MASSACHUSETTS - 1.6%
  Massachusetts Development Finance
    Agency Revenue Bonds, Series B,
    Briarwood,
    8.25%, 12/1/30                                           500       509
--------------------------------------------------------------------------
MISSISSIPPI - 2.0%
  Claiborne County PCR Bonds, Systems
    Energy Resources, Inc.,
    7.30%, 5/1/25                                            155       156
  Mississippi Business Finance Corp. PCR
    Refunding Bonds, Systems Energy
    Resources, Inc. Project,
    5.90%, 5/1/22                                            500       489
--------------------------------------------------------------------------
                                                                       645
--------------------------------------------------------------------------
MISSOURI - 4.1%
  Howard Bend Levee District Special Tax
    Bonds,
    5.85%, 3/1/19                                            500       514
  St. Louis Airport Revenue Bonds,
    6.25%, 1/1/02                                            250       252
  St. Louis IDA Revenue Bonds, Series A
    (AMT), Senior Lien - St. Louis
    Convention Project,
    7.20%, 12/15/28                                          500       542
--------------------------------------------------------------------------
                                                                     1,308
--------------------------------------------------------------------------
NEVADA - 1.6%
  Nevada State Director Department of
  Business & Industry Revenue Bonds,
  Las Vegas Monorail Project,
  7.38%, 1/1/40                                              500       506
--------------------------------------------------------------------------
NEW HAMPSHIRE - 2.9%
  New Hampshire Business Finance
    Authority PCR Refunding Bonds,
    Series D (AMT), Public Service Co. of
    New Hampshire,
    6.00%, 5/1/21                                            500       502
  New Hampshire IDA Revenue PCR
    Bonds, Series B, Public Service Co. of
    New Hampshire,
    7.50%, 5/1/21                                            395       403
--------------------------------------------------------------------------
                                                                       905
--------------------------------------------------------------------------
NEW MEXICO - 2.1%
  New Mexico Educational Assistance
    Foundation Student Loan Revenue
    Bonds, Series II-C (AMT),
    Second Subordinate,
    6.00%, 12/1/08                                           630       650
--------------------------------------------------------------------------
NEW YORK - 10.1%
  New York City G.O. Bonds, Series H,
    5.25%, 3/15/18                                           400       401
  New York City Industrial Development
    Agency Airport Revenue Bonds,
    Series A, Airis JFK I LLC Project,
    5.50%, 7/1/28                                            500       462
  New York City Industrial Development
    Agency Civic Facilities Revenue
    Bonds, Polytechnic University Project,
    6.13%, 11/1/30                                           500       522
  New York State Dormitory Authority
    Revenue Bonds, Series A,
    Mount Sinai Health,
    6.75%, 7/1/20                                            500       553

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 49 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 94.4% - (CONTINUED)
NEW YORK - 10.1% - (CONTINUED)
  New York State Local Government
    Assistance Corp. Revenue Bonds,
    Series A, Prerefunded,
    6.70%, 4/1/02                                     $      500   $   521
  Yonkers N.Y. Industrial Development
    Agency Civic Facilities Revenue
    Bonds, Series B, St. Johns Riverside
    Hospital,
    7.13%, 7/1/31                                            700       738
--------------------------------------------------------------------------
                                                                     3,197
--------------------------------------------------------------------------
NORTH CAROLINA - 3.4%
  North Carolina Eastern Municipal Power
    Agency Power Systems Revenue
    Refunding Bonds, Series B,
    6.13%, 1/1/09                                            500       543
  North Carolina Municipal Power Agency
    No. 1 Catawba Electric Revenue
    Bonds, Series B,
    6.38%, 1/1/13                                            500       546
--------------------------------------------------------------------------
                                                                     1,089
--------------------------------------------------------------------------
OKLAHOMA - 1.6%
  Langston Economic Development
    Authority Student Housing Revenue
    Bonds, Series A, Langston Community
    Development Corp.,
    7.75%, 8/1/30                                            500       507
--------------------------------------------------------------------------
PENNSYLVANIA - 11.7%
  Allegheny County Hospital Development
    Authority Revenue Bonds, Series A,
    Covenant at South Hills Project,
    8.75%, 2/1/31                                            500       519
  Beaver County IDA PCR Refunding
    Bonds, Series A, Cleveland Electric
    Illuminating Co.,
    7.75%, 7/15/25                                           100       108
  Carbon County IDA Resource Recovery
    Refunding Bonds (AMT), Panther
    Creek Partners Project,
    6.65%, 5/1/10                                            500       530
  Delaware County Authority College
    Revenue Bonds, Series B, Eastern
    College,
    5.50%, 10/1/24                                           270       255
  Montgomery County Higher Education & Health
    Authority Revenue Bonds,
    Series A, Philadelphia Geriatric
    Center,
    7.25%, 12/1/19                                           500       503
  Pennsylvania Economic Development
    Financing Authority Exempt Facilities
    Revenue Bonds, Series A (AMT),
    Amtrak Project,
    6.13%, 11/1/21                                           500       509
  Pennsylvania Economic Development
    Financing Authority Exempt Facility
    Revenue Bonds, Series A (AMT),
    National Gypsum Co., Shippingport
    Project,
    6.25%, 11/1/27                                           400       294
  Pennsylvania State Higher Educational
    Facilities Authority Student Housing
    Revenue Bonds, Series A, Student
    Association, Inc. Project, California
    University of Pennsylvania,
    6.75%, 9/1/32                                            500       514
  Philadelphia Hospitals & Higher
    Education Facilities Revenue Bonds,
    Chestnut Hill College,
    6.00%, 10/1/29                                           500       482
--------------------------------------------------------------------------
                                                                     3,714
--------------------------------------------------------------------------
PUERTO RICO - 1.7%
    Puerto Rico Industrial Tourist
    Educational Medical & Environmental
    Control Facilities Revenue Bonds
    (AMT), AES Puerto Rico Project,
    6.63%, 6/1/26                                            500       542
--------------------------------------------------------------------------
  SOUTH CAROLINA - 1.4%
    Florence County IDR Bonds,
    Stone Container Corp.,
    7.38%, 2/1/07                                            440       445
--------------------------------------------------------------------------
TENNESSEE - 1.8%
  Metropolitan Government Nashville &
    Davidson County Health & Education
    Facility Board Revenue Bonds,
    Meharry Medical College Project
    (AMBAC Insured), Prerefunded,
    6.88%, 12/1/04                                           500       571
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
TEXAS - 7.6%
  Austin City Convention Center Revenue
    Bonds, Series A,
    Convention Enterprises, Inc.,
    6.70%, 1/1/32                                     $      700   $   719
  Brazos River Authority PCR Refunding
    Bonds, Series A (AMT), Texas Utility
    Electric Co.,
    4.95%, 4/1/04                                            750       763
  El Paso City International Airport
    Revenue Refunding Bonds, Special
    Facilities, Marriott Corp. Project,
    7.88%, 3/1/22                                            500       514
  Houston Airport System Revenue Bonds,
    Series E, Special Facilities,
    Continental Airlines, Inc.,
    6.75%, 7/1/21                                            500       405
--------------------------------------------------------------------------
                                                                     2,401
--------------------------------------------------------------------------
VERMONT - 1.3%
  Vermont Educational & Health Buildings
    Financing Agency Healthcare Facility
    Revenue Bonds, Copley Manor
    Project,
    6.15%, 4/1/19                                            500       410
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
(COST $29,383)                                                      29,931

                                                        NUMBER     VALUE
                                                      OF SHARES    (000S)
OTHER - 2.0%
  Federated Tax Free Trust Money
    Market Fund No. 15                                   624,237   $   624
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $624)                                                            624

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.4%
--------------------------------------------------------------------------
(COST $30,007)                                                      30,555
  Other Assets less Liabilities - 3.6%                               1,143
--------------------------------------------------------------------------
  NET ASSETS - 100.0%                                              $31,698

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          FIXED INCOME FUNDS 51 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3%
ALABAMA - 0.6%
  McIntosh City Industrial
    Development Board
    Environmental Improvement
    Revenue Refunding Bond,
    CIBC Specialty D,
    2.75%, 10/1/01                                    $    2,900   $ 2,900
  Mobile County Water Sewer & Fire
    Protection Authority Revenue
    Refunding Bonds (FGIC Insured),
    5.25%, 9/1/07                                          1,485     1,556
--------------------------------------------------------------------------
                                                                     4,456
--------------------------------------------------------------------------
ALASKA - 0.2%
  Alaska State Housing Financial Corp.
    Revenue Bonds, Series A,
    6.00%, 12/1/40                                         1,375     1,413
--------------------------------------------------------------------------
ARIZONA - 2.6%
  Maricopa County Peoria Unified
    School District No. 11 G.O. Bonds,
    Project of 1991, Prerefunded,
    5.60%, 7/1/05                                          2,000     2,202
  Maricopa County Public Finance
    Corp. Lease Revenue Bonds
    (AMBAC Insured),
    5.50%, 7/1/15                                          2,000     2,153
  Mesa City Project of 1987 G.O. Bonds
    (MBIA Insured), Prerefunded,
    5.70%, 7/1/03                                          5,000     5,358
  Mesa IDA Health Care Facilities
    Revenue Refunding Bonds, Series
  A-1, Lutheran Health Systems
    Project (MBIA Insured)
    4.75%, 1/1/05                                          1,500     1,576
  Phoenix City G.O. Refunding Bonds,
    Series A,
    4.90%, 7/1/02                                          3,500     3,572
    Salt River Project Agricultural
    Improvement & Power District
    Electricity System Revenue
    Refunding Bonds, Series A,
    5.50%, 1/1/05                                          1,000     1,075
    6.00%, 1/1/05                                          2,160     2,355
--------------------------------------------------------------------------
                                                                    18,291
--------------------------------------------------------------------------
CALIFORNIA - 4.8%
  ABAG Finance Authority for
    Nonprofit Corps. Multifamily
    Housing Revenue Refunding
    Bonds, Series B, United Dominion,
    6.25%, Mandatory Put 8/15/08                           5,000     5,357
  Bay Area Government Association
    Rapid Transit Revenue Bonds,
    Series A, Bart SFO Extension,
    Federal Transportation Authority
    Capital Grant (AMBAC Insured),
    5.00%, 6/15/08                                         3,000     3,046
  California State Department of
    Water Resources Revenue Bonds,
    Series W,
    5.50%, 12/1/13                                         2,500     2,810
  California State G.O. Bonds
    (AMBAC Insured),
    5.00%, 10/1/18                                         3,110     3,158
  California State G.O. Bonds,
    5.75%, 5/1/30                                          5,000     5,385
  East Bay Municipal Utility District
    Water Systems Revenue Bonds
    (MBIA Insured),
    5.25%, 6/1/13                                            600       652
  Foothill/Eastern Transportation
    Corridor Agency Toll Road Senior
    Lien Capital Appreciation
    Revenue Bonds, Series A,
    Escrowed to Maturity,
    0.00%, 1/1/05                                          1,000       906
  Sacramento California Municipal
    Utilities Distelectual Revenue
    Refunding Bonds, Series P
    (FSA Insured),
    5.25%, 8/15/21                                         1,100     1,141
  Sacramento Municipal Utilities
    Distelectual Revenue Refunding
    Bonds, Series P (FSA Insured),
    5.00%, 8/15/23                                         1,000     1,008
  San Francisco City & County Airports
    Commission Refunding Revenue
    Bonds, Series 27B (FGIC Insured),
    5.25%, 5/1/18                                          5,000     5,198
  San Francisco City & County Public
    Utilities Commission Revenue
    Bonds, Series A,
    5.00%, 11/1/21                                         2,020     2,045

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
CALIFORNIA - 4.8% - (CONTINUED)
  Santa Clara Valley Transportation Authority
    Sales TRB, Series A
    (MBIA Insured),
    5.00%, 6/1/18                                     $    2,500   $ 2,557
--------------------------------------------------------------------------
                                                                    33,263
--------------------------------------------------------------------------
COLORADO - 1.4%
  Arapahoe County School District No.
    5 Cherry Creek G.O. Refunding
    Bonds, Series A,
    5.25%, 12/15/04                                        5,040     5,313
  Metro Wastewater Reclamation
    District Gross Revenue Refunding
    Bonds,
    5.45%, 4/1/12                                          2,000     2,139
  Metro Wastewater Reclamation
    District Gross Revenue Refunding
    Bonds, Series B (MBIA Insured),
    6.75%, 4/1/03                                          2,000     2,127
--------------------------------------------------------------------------
                                                                     9,579
--------------------------------------------------------------------------
CONNECTICUT - 3.6%
    Connecticut State G.O. Refunding
    Bonds, Series C,
    5.25%, 12/15/07                                        6,500     7,123
    5.25%, 12/15/10                                       10,000    10,995
  Connecticut State Special Tax
    Obligation Transportation
    Infrastructure Revenue Bonds,
    Series B (FSA Insured),
    5.50%, 11/1/05                                         6,000     6,573
--------------------------------------------------------------------------
                                                                    24,691
--------------------------------------------------------------------------
FLORIDA - 3.2%
  Broward County School District G.O.
    Refunding Bonds,
    6.00%, 2/15/06                                         1,000     1,033
  Dade County Water & Sewer System
    Revenue Bonds (FGIC Insured),
    6.25%, 10/1/06                                         3,375     3,823
  Florida State Division of Bond
    Finance Department General
    Services Revenue Bonds,
    Department of Environmental
    Preservation 2000-A
    (AMBAC Insured), Prerefunded,
    5.50%, 7/1/05                                          3,000     3,229

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
FLORIDA - 3.2% - (CONTINUED)
  Heritage Palms Community Development District
    Capital Improvement Revenue Bonds,
    6.25%, 11/1/04                                         1,350     1,369
  Inland Protection Financing Corp.
    Special Obligation Revenue
    Bonds (FSA Insured),
    Escrowed to Maturity,
    5.00%, 1/1/04                                            270       283
  Jacksonville Economic Developing
    Community Health Care Facilities
    Revenue Bonds, Series B,
    Mayo Clinic,
    5.50%, 11/15/41                                        2,500     2,503
  Jacksonville Electric Authority
    Revenue Refunding Bonds, Series
    6-C, St. John's River Power
    System,
    6.50%, 10/1/01                                         5,000     5,002
  Orlando City Utilities Commission
    Water & Electric Revenue
    Refunding Bonds, Series A,
    5.00%, 10/1/14                                         2,000     2,041
  Palm Beach County Airport System
    Revenue Refunding Bonds
    (MBIA Insured),
    5.50%, 10/1/07                                         2,000     2,197
  Vista Lakes Community Development
    District Capital Improvement
    Revenue Bonds, Series B,
    6.35%, 5/1/05                                            920       934
--------------------------------------------------------------------------
                                                                    22,414
--------------------------------------------------------------------------
GEORGIA - 3.6%
  Appling County Development
    Authority PCR Bonds, Power Co.
    Plant Hatch Project,
    2.70%, 10/1/01                                         4,000     4,000
  Atlanta City Airport Facilities
    Revenue Refunding Bonds
    (AMBAC Insured),
    6.00%, 1/1/04                                          2,500     2,670
  DeKalb County Utilities Revenue
    Bonds,
    5.13%, 10/1/31                                         2,000     2,004

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 53 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
GEORGIA - 3.6% - (CONTINUED)
  Fulton County Facilities Corp. COP
    Bonds, Fulton County Public
    Purpose Project
    (AMBAC Insured),
    5.50%, 11/1/18                                    $    5,000   $ 5,265
  Georgia Municipal Electric Authority
    Revenue Bonds, Series W,
    6.40%, 1/1/07                                          2,000     2,246
  Georgia State G.O. Bonds, Series D,
    5.80%, 11/1/08                                         5,000     5,646
  Heard County Development
    Authority PCR Bonds, Power Co.
    Plant Wansley,
    2.70%, 10/1/01                                         2,715     2,715
  Monroe County Development
    Authority PCR Bonds, Power Co.
    Plant Scherer,
    2.70%, 10/1/01                                           500       500
--------------------------------------------------------------------------
                                                                    25,046
--------------------------------------------------------------------------
HAWAII - 0.6%
  Hawaii State G.O. Bonds, Series CW,
    5.38%, 8/1/14                                          4,000     4,266
--------------------------------------------------------------------------
ILLINOIS - 3.3%
  Champaign County Community Unit
    School District No. 116 Urbana
    Capital Appreciation G.O. Bonds,
    Series C (FGIC Insured),
    0.00%, 1/1/11                                            850       552
  Chicago City G.O. Bonds
    (AMBAC Insured), Prerefunded,
    5.90%, 7/1/05                                            500       560
  Chicago City Park District Parking
    Facility Revenue Bonds
    (ACA Insured),
    6.25%, 1/1/15                                          5,480     5,935
  Chicago City Wastewater
    Transmission Revenue Bonds
    (FGIC Insured), Prerefunded,
    6.30%, 1/1/03                                          1,000     1,068
  Chicago City Wastewater
    Transmission Second Lien
    Revenue Bonds (MBIA Insured),
    6.00%, 1/1/14                                          1,000     1,113
    6.00%, 1/1/15                                          1,000     1,107
  Illinois Development Financing Authority Economic
    Development Revenue Bonds, Latin School of
    Chicago Project,
    5.60%, 8/1/18                                            500       501
    5.65%, 8/1/28                                          1,000       984
  Illinois Development Financing
    Authority Gas Supply Revenue
    Bonds, Series B, Midwestern
    University Project,
    5.75%, 5/15/16                                           500       510
  Illinois Educational Facilities
    Authority Revenue Bonds,
    4.75%, Mandatory Put 3/1/07                            1,750     1,815
  Illinois Educational Facilities
    Authority Revenue Bonds,
    Northwestern University,
    4.95%, Mandatory Put 11/1/08                           3,300     3,490
  Illinois State Sales TRB,
    6.00%, 6/15/06                                         1,000     1,113
  Illinois State Sales TRB, Series P,
    6.50%, 6/15/13                                         2,000     2,343
  Illinois State Toll Highway Authority
    Revenue Refunding Bonds,
    Series A,
    4.75%, 1/1/02                                          2,000     2,012
--------------------------------------------------------------------------
                                                                    23,103
--------------------------------------------------------------------------
INDIANA - 1.1%
  Indiana Transportation Financing
    Authority Airport Facilities Lease
    Revenue Refunding Bonds,
    Series A (AMBAC Insured),
    6.00%, 11/1/11                                         1,500     1,724
  Princeton PCR Refunding Bonds, PSI
    Energy, Inc. Project
    (Morgan Guaranty Trust LOC),
    2.65%, 10/1/01                                         5,900     5,900
--------------------------------------------------------------------------
                                                                     7,624
--------------------------------------------------------------------------
IOWA - 0.6%
  Iowa Finance Authority Hospital
    Facility Revenue Bonds, Mercy
    Medical Center Project
    (FSA Insured),
    6.00%, 8/15/15                                         3,610     3,951
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
KANSAS - 1.1%
  Sedgwick County Unified School
    District No. 259 G.O. Bonds,
    5.38%, 9/1/14                                     $    4,090   $ 4,394
  Wichita Hospital Facilities Revenue
    Refunding Bonds, Series III,
    5.25%, 11/15/15                                        1,385     1,401
    6.25%, 11/15/18                                        1,600     1,727
--------------------------------------------------------------------------
                                                                     7,522
--------------------------------------------------------------------------
KENTUCKY - 1.7%
  Carrollton & Henderson Public
   Energy Authority Gas Revenue
    Bonds, Series A (FSA Insured),
    4.00%, 1/1/05                                          2,665     2,675
  Kentucky State Property & Buildings
    Commission Revenue Refunding
    Bonds, Project No. 55,
    5.00%, 9/1/09                                          2,500     2,594
  Kentucky State Property & Buildings
    Community Revenue Refunding
    Bonds, Project #72
    (MBIA Insured),
    5.38%, 10/1/13                                         6,035     6,512
--------------------------------------------------------------------------
                                                                    11,781
--------------------------------------------------------------------------
LOUISIANA - 0.2%
  Louisiana State G.O. Refunding
    Bonds, Series A (FGIC Insured),
    5.25%, 5/15/08                                         1,150     1,248
--------------------------------------------------------------------------
MARYLAND - 0.7%
  Maryland State & Local Facilities
    Loan G.O. Bonds, Third Series,
    5.60%, 10/15/05                                        3,500     3,770
  Montgomery County G.O. Bonds,
    8.60%, 5/1/03                                          1,000     1,095
--------------------------------------------------------------------------
                                                                     4,865
--------------------------------------------------------------------------
MASSACHUSETTS - 5.0%
  Lawrence City G.O. Bonds
    (AMBAC Insured),
    5.50%, 2/1/16                                          2,625     2,813
  Massachusetts State Consolidated
    Loan G.O. Bonds, Series B,
    5.75%, 6/1/10                                          3,000     3,381
  Massachusetts State G.O. Bonds,
    Series A,
    5.00%, 1/1/14                                          3,000     3,115
  Massachusetts State G.O. Bonds,
    Series C,
    5.13%, 12/1/20                                         5,000     5,029
  Massachusetts State G.O. Bonds,
    Series C, Prerefunded,
    7.00%, 11/1/04                                         2,500     2,839
  Massachusetts State G.O. Refunding
    Bonds, Series A,
    6.00%, 11/1/08                                         3,000     3,423
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue Bonds, Series B,
    Partners Healthcare Systems,
    5.25%, 7/1/12                                          3,450     3,610
  Massachusetts State Water
    Resources Authority General
    Revenue Bonds, Series A,
    Prerefunded,
    6.50%, 7/15/02                                        10,000    10,545
--------------------------------------------------------------------------
                                                                    34,755
--------------------------------------------------------------------------
MICHIGAN - 3.8%
  Detroit City G.O. Bonds, Series A,
    Self-Insurance Project,
    5.70%, 5/1/02                                          1,000     1,017
  Detroit City School District G.O.
    Bonds, Series B,
    4.75%, 5/1/28                                          2,500     2,329
  Detroit Economic Development Corp.
    Revenue Refunding Bonds,
    Series A,
    4.35%, 5/1/08                                          3,000     3,031
  Michigan State Hospital Finance
    Authority Revenue Bonds, Series
    A, Ascension Health Credit
    (MBIA Insured),
    6.00%, 11/15/13                                        9,000     9,730
  Michigan State Strategic Fund Ltd.
    Obligation Revenue Refunding
    Bonds, Series CC, Detroit Edison
    Co. Project,
    4.85%, Mandatory Put 9/1/11                            2,500     2,598
  Michigan State Trunk Line Revenue
    Bonds, Series A (FSA Insured),
    5.25%, 11/1/09                                         5,000     5,435

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 55 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
MICHIGAN - 3.8% - (CONTINUED)
  Michigan State Trunk Line Revenue
    Refunding Bonds, Series A,
    5.25%, 11/1/13                                    $    2,000   $ 2,168
--------------------------------------------------------------------------
                                                                    26,308
--------------------------------------------------------------------------
MINNESOTA - 0.2%
  Minnesota Housing Finance Agency
    Revenue Bonds, Series A, Single
    Family Meeting Project
    (MBIA Insured),
    5.35%, 7/1/17                                          1,000     1,023
--------------------------------------------------------------------------
MISSISSIPPI - 0.7%
  Mississippi State G.O. Refunding
    Bonds,
    6.05%, 8/15/03                                         4,750     4,990
--------------------------------------------------------------------------
MISSOURI - 0.5%
  Missouri State G.O. Bonds, Series A,
    Fourth State Building,
    7.00%, 4/1/03                                          2,000     2,135
  St. Louis Airport Revenue Bonds,
    6.25%, 1/1/02                                          1,000     1,007
--------------------------------------------------------------------------
                                                                     3,142
--------------------------------------------------------------------------
NEBRASKA - 2.9%
  American Public Energy Agency Gas
    Supply Revenue Bonds, Series C,
    Nebraska Public Gas Agency
    Project (AMBAC Insured),
    4.00%, 9/1/06                                          3,450     3,455
    4.00%, 9/1/08                                         11,625    11,336
    4.30%, 3/1/11                                          5,500     5,399
--------------------------------------------------------------------------
                                                                    20,190
--------------------------------------------------------------------------
NEVADA - 0.7%
  Clark County G.O. Refunding Bonds,
    Flood Control Project
    (FGIC Insured),
    4.50%, 11/1/17                                         5,000     4,752
--------------------------------------------------------------------------
NEW JERSEY - 4.2%
  New Jersey Environmental
    Infrastructure Trust Revenue
    Bonds, Series A,
    5.00%, 9/1/13                                          2,065     2,180
  New Jersey State G.O. Refunding
    Bonds, Series E,
    5.00%, 7/15/04                                        10,940    11,601
  New Jersey State Transit Corp.
    Revenue Bonds, Series A, Capital
    Grant Anticipation Notes
    (AMBAC Insured),
    5.13%, 2/1/04                                          6,525     6,537
  New Jersey Transportation Trust
    Fund Authority Revenue Bonds,
    Series A, Transportation System,
    5.50%, 6/15/08                                         5,000     5,515
  Port Authority New York & New
    Jersey Revenue Bonds, Series 94,
    5.70%, 12/1/10                                         3,000     3,148
--------------------------------------------------------------------------
                                                                    28,981
--------------------------------------------------------------------------
NEW MEXICO - 0.8%
  Santa Fe City Gross Receipts TRB,
    6.00%, 6/1/11                                          5,250     5,808
--------------------------------------------------------------------------
NEW YORK - 12.3%
  Long Island Power Authority
    Revenue Bonds, Series 8E,
    5.50%, Mandatory Put 4/1/05                            3,200     3,541
  Long Island Power Authority
    Revenue Bonds, Series A,
    4.50%, 4/1/11                                          1,600     1,653
  Metropolitan Transportation
    Authority Dedicated Tax Fund
    Revenue Bonds, Series A
    (FGIC Insured),
    6.13%, 4/1/16                                          3,815     4,306
  Metropolitan Transportation
    Authority New York Transit
    Facilities Revenue Bonds,
    Series B (FGIC Insured),
    4.75%, 7/1/26                                          2,000     1,881
  Municipal Assistance Corp. For The
    City of New York Revenue Bonds,
    Series H,
    6.25%, 7/1/07                                         10,000    11,327
  Nassau County Interim Finance
    Authority Revenue Bonds, Sales
    Tax Secured, Series A,
    5.63%, 11/15/20                                        5,000     5,142
  New York City G.O. Bonds, Series A,
    6.00%, 5/15/19                                         3,000     3,265

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
NEW YORK - 12.3% - (CONTINUED)
  New York City Industrial
    Development Agency Airport
    Revenue Bonds, Series A,
    Airis JFK I LLC Project,
    5.50%, 7/1/28                                     $    1,000   $   924
  New York City Municipal Water
    Finance Authority Water & Sewer
    Systems Revenue Bonds, Series A
    (MBIA Insured)
    5.63%, 6/15/19                                         2,000     2,133
  New York City Transitional Finance
    Authority Revenue Bonds, Future
    Tax Secured, Series A,
    5.00%, 8/15/13                                         5,000     5,182
  New York City Transitional Finance
    Authority Revenue Bonds, Future
    Tax Secured, Series C,
    5.88%, 11/1/14                                         5,000     5,576
  New York Mortgage Agency
    Revenue Bonds, 26th Series,
    5.85%, 4/1/17                                          2,385     2,534
  New York State Dormitory Authority
    Revenue Bonds, Series A,
    Mount Sinai Health,
    6.00%, 7/1/05                                          3,000     3,220
    6.00%, 7/1/06                                          1,500     1,623
  New York State Dormitory Authority
    Revenue Bonds, Series C, State
    University Educational Facilities
    (FSA Insured),
    5.75%, 5/15/17                                         4,000     4,475
  New York State Environmental
    Facilities Corp. Revenue Bonds,
    Series A, State Clean Water &
    Drinking Revolving Funds,
    6.00%, 6/15/16                                         1,500     1,663
  New York State G.O. Refunding
    Bonds, Series C,
    6.00%, 10/1/06                                         2,000     2,217
  New York State Power Authority G.O.
    Bonds (First Union National Bank
    LOC),
    2.90%, Mandatory Put 9/2/03                            5,000     5,006
  New York State Thruway Authority
    Highway & Bridge Trust Fund
    Revenue Bonds, Series A
    (FGIC Insured),
    5.25%, 4/1/09                                         10,000    10,851
  New York State Thruway Authority
    Highway & Bridge Trust Fund
    Revenue Bonds, Series A
    (FSA Insured),
    6.00%, 4/1/16                                          1,000     1,121
  New York State Thruway Authority
    Service Contract Revenue Bonds,
    Local Highway & Bridge
    (AMBAC Insured),
    5.38%, 4/1/18                                          2,500     2,603
  New York State Urban Development
    Corp. Subordinate Lien Revenue
    Bonds,
    5.50%, 7/1/16                                          1,250     1,301
  Triborough Bridge & Tunnel
    Authority Revenue Bonds, Series
    Q, Triborough General Purpose,
    5.00%, 1/1/17                                          3,470     3,470
--------------------------------------------------------------------------
                                                                    85,014
--------------------------------------------------------------------------
NORTH CAROLINA - 2.1%
  North Carolina Eastern Municipal
    Power Agency Power Systems
    Revenue Refunding Bonds,
    Series B,
    6.00%, 1/1/06                                          1,500     1,618
    6.13%, 1/1/09                                          9,425    10,229
    5.20%, 1/1/10                                          2,505     2,590
--------------------------------------------------------------------------
                                                                    14,437
--------------------------------------------------------------------------
OHIO - 3.8%
  Akron City G.O. Bonds,
    5.75%, 12/1/17                                         1,000     1,081
  Ohio Housing Finance Agency
    Mortgage Revenue Bonds,
    Series C, Residential
    Mortgage-Backed Securities
    (Colld. by GNMA Securities),
    5.15%, 3/1/13                                          2,330     2,374
  Ohio State Building Authority
    Revenue Bonds, Series A,
    Facilities Administration Building
    Fund Project (FSA Insured),
    5.50%, 10/1/15                                         3,000     3,230
  Ohio State Higher Education Capital
    Facilities G.O. Bonds, Series A,
    5.25%, 2/1/11                                          5,000     5,402

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 57 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
OHIO - 3.8% - (CONTINUED) Ohio State Higher Education Capital
  Facilities Revenue Bonds,
    Series II-A,
    5.50%, 12/1/09                                    $    2,500   $ 2,768
  Ohio State Highway Capital
    Improvements G.O. Bonds,
    Series E,
    5.50%, 5/1/08                                          5,000     5,513
  Ohio State Revenue Bonds, Major
    New State Infrastructure 1,
    5.00%, 6/15/08                                         2,500     2,678
  Ohio State Water Development
    Authority Revenue Bonds,
    Series B (FSA Insured),
    5.50%, 6/1/13                                          3,170     3,504
--------------------------------------------------------------------------
                                                                    26,550
--------------------------------------------------------------------------
OKLAHOMA - 0.4%
  Oklahoma Development Financing
    Authority Revenue Refunding
    Bonds, Series A, Hillcrest
    Healthcare System,
    5.63%, 8/15/29                                         4,000     2,957
--------------------------------------------------------------------------
OREGON - 1.9%
  Clackamas & Washington Counties
    School District No. 003 G.O.
    Bonds,
    7.00%, 8/1/02                                          1,765     1,834
  Metro G.O. Refunding Bonds,
    Series A,
    5.00%, 1/1/13                                          3,515     3,657
  Portland City Airport Way Urban
    Renewal & Redevelopment Tax
    Increment G.O. Bonds, Series A
    (AMBAC Insured),
    6.00%, 6/15/16                                         3,450     3,809
  Washington County School District
    No. 48J Beaverton G.O. Bonds,
    5.00%, 8/1/06                                          3,445     3,702
--------------------------------------------------------------------------
                                                                    13,002
--------------------------------------------------------------------------
PENNSYLVANIA - 4.2%
  Allegheny County Port Authority
    Special Revenue Bonds
    (MBIA Insured), Prerefunded,
    6.00%, 3/1/09                                          2,565     2,934
  Pennsylvania Economic
    Development Financing Authority
    Exempt Facilities Revenue Bonds,
    Series A (AMT), Amtrak Project,
    6.13%, 11/1/21                                         1,200     1,223
  Pennsylvania SFM Finance Agency
    Revenue Bonds, Series 72A
    (AMT),
    4.65%, 4/1/11                                          1,000     1,014
    4.80%, 4/1/12                                            750       760
  Pennsylvania State COP Bonds,
    Series A (AMBAC Insured),
    5.00%, 7/1/15                                          2,000     2,015
  Pennsylvania State G.O. Bonds,
    Series No. 2,
    5.00%, 10/15/05                                        5,700     6,122
  Pennsylvania State Higher
    Education Revenue Bonds, Capital
    Acquisition (MBIA Insured),
    6.00%, 12/15/13                                        1,815     2,046
    6.13%, 12/15/14                                        1,925     2,180
  Pennsylvania State Higher
    Educational Facilities Authority
    Revenue Bonds, Series A,
    UPMC Health System,
    6.00%, 1/15/22                                         2,000     2,090
  Pennsylvania State
    Intergovernmental Cooperative
    Authority Special TRB, City of
    Philadelphia Funding Program
    (FGIC Insured),
    Escrowed to Maturity,
    6.00%, 6/15/02                                         1,550     1,593
  Pennsylvania State
    Intergovernmental Cooperative
    Authority Special TRB, City of
    Philadelphia Funding Program
    (FGIC Insured), Prerefunded,
    6.75%, 6/15/05                                         3,300     3,733
  Philadelphia G.O. Bonds
    (FSA Insured),
    5.25%, 9/15/25                                         3,000     3,027
--------------------------------------------------------------------------
                                                                    28,737
--------------------------------------------------------------------------
SOUTH CAROLINA - 4.4%
  Georgetown County Facilities PCR
    Refunding Bonds, Series A,
    International Paper Co. Project,
    5.13%, 2/1/12                                          1,000       993

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
SOUTH CAROLINA - 4.4% - (CONTINUED)
  South Carolina State Capital
    Improvements G.O. Bonds,
    Series B,
    5.75%, 8/1/04                                     $    3,900   $ 4,219
  South Carolina State Highway G.O.
    Bonds, Series B,
    4.50%, 4/1/14                                         10,000    10,017
  South Carolina State Public Service
    Authority Revenue Refunding
    Bonds, Series B (FGIC Insured),
    6.50%, 1/1/04                                          8,650     9,341
    6.50%, 1/1/05                                          5,000     5,521
--------------------------------------------------------------------------
                                                                    30,091
--------------------------------------------------------------------------
TENNESSEE - 2.7%
  Chattanooga G.O. Refunding Bonds,
    5.50%, 9/1/09                                          2,200     2,425
  Memphis City Electric System
    Revenue Refunding Bonds,
    5.80%, 1/1/03                                          1,100     1,146
  Memphis-Shelby County Tennessee
    Airport Authority General
    Revenue Bonds, Series D (AMT)
    (AMBAC Insured),
    6.25%, 3/1/15                                          2,000     2,220
  Putnam County G.O. Bonds
    (FGIC Insured), Prerefunded,
    5.50%, 4/1/10                                          3,750     4,161
  Sevier County Public Building
    Authority Revenue Bonds, Local
    Government Public Improvement
    IV-F-1,
    2.35%, 12/1/01                                         2,200     2,200
  Shelby County Health, Educational &
    Housing Facilities Board Revenue
    Bonds, St. Jude's Children's
    Research,
    4.65%, 7/1/04                                          1,000     1,040
  Tennessee Energy Acquisition Corp.
    Gas Revenue Bonds, Series B
    (AMBAC Insured),
    4.50%, 9/1/08                                          5,205     5,229
--------------------------------------------------------------------------
                                                                    18,421
--------------------------------------------------------------------------
TEXAS - 6.9%
  Angelina & Neches River Authority
    PCR Bonds, Series 1984 C (Bank of
    America of Texas N.A. LOC),
    2.70%, 10/1/01                                         1,900     1,900
  Austin City Utilities Systems Revenue
    Refunding Bonds
    (FSA Insured),
    5.13%, 11/15/17                                        3,000     3,023
  Austin City Utilities Systems Revenue
    Refunding Bonds, Series A
    (MBIA Insured),
    6.00%, 11/15/04                                        1,325     1,400
  Austin Utilities System Revenue
    Bonds, Prerefunded,
    5.75%, 11/15/04                                        1,530     1,668
  Dallas County G.O. Refunding Bonds,
    Series A,
    5.50%, 8/15/09                                         2,230     2,468
  Frisco Independent School District
    G.O. Bonds,
    6.50%, 8/15/14                                         1,535     1,814
  Harris County Toll Road Senior
    Subordinate Lien Revenue
    Refunding Bonds
    (AMBAC Insured),
    4.95%, 8/15/06                                         7,450     7,908
  Houston City G.O. Refunding Bonds,
    Series A,
    5.00%, 3/1/09                                          3,000     3,191
  Houston City G.O. Refunding Bonds,
    Series B,
    5.50%, 3/1/18                                          1,455     1,508
  San Antonio City Electricity & Gas
    Revenue Refunding Bonds,
    Series A,
    5.25%, 2/1/14                                          2,500     2,604
    5.25%, 2/1/16                                         10,000    10,264
    4.50%, 2/1/21                                          5,050     4,605
  Texas Water Development Board
    Revenue Bonds, Series B, State
    Revolving Fund-Senior Lien,
    5.13%, 7/15/18                                         5,000     5,029
--------------------------------------------------------------------------
                                                                    47,382
--------------------------------------------------------------------------
VIRGIN ISLANDS - 0.5%
  Virgin Islands PFA Revenue Bonds,
    Series A, Gross Receipts Tax Lien
    Note,
    5.63%, 10/1/10                                         3,000     3,238
--------------------------------------------------------------------------
VIRGINIA - 4.2%
  Arlington County G.O. Bonds,
    5.80%, 12/1/02                                         3,250     3,335

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 59 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 96.3% - (CONTINUED)
VIRGINIA - 4.2% - (CONTINUED)
  Richmond City G.O. Bonds
    (FSA Insured),
    5.13%, 1/15/05                                    $    5,710   $ 6,088
  Roanoke IDA Hospital Revenue
    Bonds, Series B,
    2.75%, 10/1/01                                         4,100     4,100
  Virginia State G.O. Refunding Bonds,
    5.00%, 6/1/07                                         10,250    11,051
  Virginia State Public School
    Financing Authority Revenue
    Bonds, Series A (State Aid
    Withholding),
    5.00%, 8/1/13                                          4,305     4,555
--------------------------------------------------------------------------
                                                                    29,129
--------------------------------------------------------------------------
WASHINGTON - 4.0%
  Central Puget Sound Regional
    Transportation Authority Revenue
    Bonds,
    4.75%, 2/1/28                                          3,050     2,809
  King County Sewer Revenue Bonds,
    Second Series (FGIC Insured),
    6.25%, 1/1/15                                          5,020     5,608
  Pierce County School District No.
    003 Puyallup G.O. Bonds, Series A,
    7.75%, 12/1/01                                         1,000     1,009
  Pierce County School District No.
    417 Fife G.O. Bonds, Series A,
    7.85%, 12/1/01                                         1,000     1,009
  Seattle G.O. Bonds,
    5.00%, 8/1/23                                          2,375     2,329
  Seattle Municipal Light & Power
    RAN,
    4.50%, 3/28/03                                         2,000     2,051
  Snohomish County School District
    No. 015 Edmonds G.O. Refunding
    Bonds,
    7.00%, 12/1/01                                         1,645     1,658
  Washington State G.O. Bonds,
    Series S-4,
    5.75%, 1/1/12                                         10,000    11,028
--------------------------------------------------------------------------
                                                                    27,501
--------------------------------------------------------------------------
WISCONSIN - 0.8%
  Wisconsin State G.O. Refunding
    Bonds, Series 1 (MBIA Insured),
    5.50%, 5/1/13                                          5,000     5,514
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
(COST $641,770)                                                    665,435

                                                      NUMBER OF     VALUE
                                                       SHARES       (000S)
OTHER - 2.1%
  AIM Tax Exempt Cash Reserve
    Fund                                              10,478,410    10,478
  Dreyfus Tax-Exempt Cash
    Management Fund                                    3,846,823     3,847
  Provident Municipal Cash Fund                                9         -
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $14,325)                                                      14,325


--------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.4%
--------------------------------------------------------------------------
(COST $656,095)                                                    679,760
   Other Assets less Liabilities - 1.6%                             11,244
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $691,004

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 69.6%
FANNIE MAE - 54.8%
  FNMA Notes,
    5.13%, 2/13/04                                    $   14,250   $14,802
    5.63%, 5/14/04                                        26,200    27,559
  Pool #535873,
    7.50%, 3/1/16                                          3,635     3,798
  Pool #572669,
    6.50%, 4/1/16                                          3,867     3,983
--------------------------------------------------------------------------
                                                                    50,142
--------------------------------------------------------------------------
FANNIE MAE REMIC TRUST - 0.9%
  Series 1997-M1, Class A,
    6.78%, 1/17/03                                           782       786
--------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 3.5%
    7.25%, 5/15/03                                         3,050     3,251
--------------------------------------------------------------------------
FREDDIE MAC - 0.2%
  Pool #410092,
    7.92%, 11/1/24                                           206       210
--------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.2%
  Pool #489160,
    7.00%, 3/15/31                                         8,018     8,324
  Pool #499467,
    7.00%, 4/15/29                                           974     1,010
--------------------------------------------------------------------------
                                                                     9,334
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------
(COST $61,923)                                                      63,723
U.S. GOVERNMENT OBLIGATIONS - 28.0%
U.S. TREASURY NOTES - 28.0%
    5.75%, 8/15/03                                    $    2,950   $ 3,106
    6.00%, 8/15/04                                        11,000    11,811
    5.88%, 11/15/04                                       10,000    10,721
--------------------------------------------------------------------------
                                                                    25,638
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------
(COST $24,988)                                                      25,638

SHORT-TERM INVESTMENT - 1.2%
  FHLB Discount Note,
    2.75%, 10/1/01                                         1,050     1,050
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------
(COST $1,050)                                                        1,050
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
--------------------------------------------------------------------------
(COST $87,961)                                                      90,411
  Other Assets less Liabilities - 1.2%                               1,084
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $91,495

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 61 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1%
ARIZONA - 3.6%
  Arizona Power Authority Resource
    Special Obligation Revenue
    Refunding Bonds, Hoover Uprating,
    5.25%, 10/1/14                                    $    1,830   $ 1,975
  Arizona Student Loan Acquisition
    Authority Revenue Refunding Bonds,
    Series A-1 (AMT),
    5.90%, 5/1/24                                          1,000     1,033
  Cochise County Unified School District
    No. 68 Sierra Vista G.O. Bonds,
    Series B (FGIC Insured),
    9.00%, 7/1/03                                          1,375     1,528
  Maricopa County School District No. 11
    Peoria G.O. Bonds, Unified Project of
    1991, Prerefunded,
    5.50%, 7/1/05                                          1,500     1,646
  Maricopa County Unified School
    District No. 41 Gilbert G.O. Bonds,
    6.25%, 7/1/15                                          3,000     3,287
  Maricopa County Unified School
    District No. 69 Paradise Valley G.O.
    Bonds, Series B,
    8.50%, 7/1/06                                          5,500     6,706
  Mesa IDA Student Housing Revenue
    Bonds, Series A, ASU East/Maricopa
    College,
    6.00%, 7/1/32                                          1,000     1,007
  Pima County Refunding G.O. Bonds,
    6.30%, 7/1/02                                          2,500     2,577
--------------------------------------------------------------------------
                                                                    19,759
--------------------------------------------------------------------------
CALIFORNIA - 7.8%
  Anaheim PFA Lease Capital
    Appreciation Revenue Bonds, Series
    C, Public Improvements Project
    (FSA Insured),
    0.00%, 9/1/35                                          5,000       805
  Bay Area Government Association Bay
    Area Rapid Transit Revenue Bonds,
    Series A, Bart SFO Extension, FTA
    Capital Grant (AMBAC Insured),
    5.00%, 6/15/08                                         2,000     2,031
  California Educational Facilities
    Authority Capital Appreciation
    Revenue Bonds, Loyola Marymount
    (MBIA Insured), Prerefunded,
    0.00%, 10/1/09                                         4,000       726
  California State G.O. Bonds,
    5.75%, 5/1/30                                          5,000     5,385
  California State Public Works Board
    Lease Revenue Bonds, Series A,
    6.10%, 9/1/02                                          5,000     5,115
  Kern High School District G.O.
    Refunding Bonds, Series A
    (MBIA Insured),
    6.60%, 2/1/17                                          1,845     2,183
    6.60%, 8/1/17                                          1,825     2,159
  Los Angeles Convention & Exhibition
    Center Authority COP, Prerefunded,
    9.00%, 12/1/05                                        12,000    14,948
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Bonds,
    6.00%, 2/15/16                                         1,060     1,124
  Los Angeles Department of Water &
    Power Electric Plant Revenue
    Bonds, Prerefunded,
    6.00%, 2/15/05                                         3,065     3,418
  Sacramento Municipal Utilities
    Distelectual Revenue Refunding
    Bonds, Series P (FSA Insured),
    5.00%, 8/15/23                                         1,000     1,008
  Santa Clara Valley Transportation
    Authority Sales TRB, Series A
    (MBIA Insured),
    5.00%, 6/1/18                                          2,500     2,558
  Walnut Valley Unified School District
    G.O. Bonds, Series A (MBIA
    Insured), Escrowed to Maturity,
    6.00%, 8/1/13                                          1,000     1,175
--------------------------------------------------------------------------
                                                                    42,635
--------------------------------------------------------------------------
COLORADO - 1.1%
  Colorado Health Facilities Authority
    Revenue Bonds, Portercare
    Adventist Health Hospital,
    6.50%, 11/15/31                                        1,000     1,057
  Colorado Health Facilities Authority
    Revenue Bonds, Vail Valley Medical
    Center Project,
    5.80%, 1/15/27                                         1,500     1,480

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
COLORADO - 1.1% - (CONTINUED)
  Denver City & County Special Facilities
    Airport Revenue Bonds, Series A
    (AMT), Rental Car Project
    (MBIA Insured),
    6.00%, 1/1/14                                     $    3,360   $ 3,661
--------------------------------------------------------------------------
                                                                     6,198
--------------------------------------------------------------------------
CONNECTICUT - 2.9%
  Connecticut State G.O. Refunding
    Bonds, Series C,
    5.25%, 12/15/10                                        5,000     5,498
  Connecticut State Special Tax
    Obligation Revenue Bonds, Series A,
    Transportation Infrastructure,
    7.13%, 6/1/10                                          8,625    10,447
--------------------------------------------------------------------------
                                                                    15,945
--------------------------------------------------------------------------
FLORIDA - 8.2%
  Broward County G.O. Bonds,
    Escrowed to Maturity,
    10.00%, 7/1/14                                        15,950    23,538
  Crossings at Fleming Island Community
    Development District Special
    Assessment Revenue Refunding
    Bonds, Series C,
    7.05%, 5/1/15                                          2,000     2,134
  Florida State Board of Education
    Capital Outlay G.O. Bonds,
    Escrowed to Maturity,
    9.13%, 6/1/14                                          2,090     2,917
  Florida State Board of Education
    Capital Outlay Refunding G.O. Bonds,
    Escrowed to Maturity,
    9.13%, 6/1/14                                            325       452
  Heritage Palms Community
    Development District Capital
    Improvement Revenue Bonds,
    6.25%, 11/1/04                                         1,840     1,867
  Jacksonville Electric Authority
    Revenue Bonds, Series 3C,
    5.63%, 10/1/35                                         1,000     1,011
  Orlando Utilities Commission Water
    and Electric Revenue Refunding
    Bonds, Series D,
    6.75%, 10/1/17                                         6,200     7,547
  Pinellas County Sewer Revenue Bonds
    (MBIA Insured),
    Escrowed to Maturity,
    5.75%, 10/1/05                                         2,500     2,762
  Poinciana Community Development
    District Special Assessment Bonds,
    Series A,
    7.13%, 5/1/31                                          1,000     1,037
  Vista Lakes Community Development
    District Capital Improvement
    Revenue Bonds, Series B,
    6.35%, 5/1/05                                            925       939
  Volusia County Educational Facility
    Authority Revenue Bonds, Series A,
    Embry-Riddle Aeronautical,
    5.75%, 10/15/29                                        1,000     1,008
--------------------------------------------------------------------------
                                                                    45,212
--------------------------------------------------------------------------
GEORGIA - 5.1%
  Atlanta Airport Revenue Refunding
    Bonds, Series A (FGIC Insured),
    5.60%, 1/1/30                                          6,500     6,739
  DeKalb County Utilities Revenue
    Bonds,
    5.13%, 10/1/31                                         3,000     3,006
  Forsyth County G.O. Bonds,
    6.00%, 3/1/18                                          3,290     3,641
  Fulton County Development Authority
    Revenue Bonds, Series A, Georgia
    Technology Foundation II Project,
    5.25%, 11/1/30                                         4,670     4,713
  Gainesville & Hall County Development
    Authority Revenue Bonds, Series C,
    Senior Living Facilities - Lanier
    Village,
    7.25%, 11/15/29                                        2,000     1,981
  Georgia Municipal Electric Authority
    Power Revenue Bonds, Series B
    (FGIC Insured),
    6.38%, 1/1/16                                          2,300     2,711
  Heard County Development Authority
    Pollution Revenue Bonds, Power Co.
    Plant Wansley,
    2.70%, 10/1/01                                         3,985     3,985
  Private Colleges & Universities
    Authority Revenue Bonds, Series A,
    Mercer Housing Corp. Project,
    6.00%, 6/1/21                                          1,000     1,015
--------------------------------------------------------------------------
                                                                    27,791
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 63 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
IDAHO - 0.3%
  Power County Industrial Development
    Corp. Solid Waste Disposal Revenue
    Bonds (AMT),
    FMC Corp. Project,
    6.45%, 8/1/32                                     $    1,750   $ 1,789
--------------------------------------------------------------------------
ILLINOIS - 5.3%
  Chicago City G.O. Bonds, Series A
    (FGIC Insured), Prerefunded,
    6.75%, 7/1/10                                         10,000    12,102
  Chicago Park District Parking Facility
    Revenue Bonds (ACA Insured),
    6.00%, 1/1/19                                          3,000     3,124
  Chicago Water Revenue Refunding
    Bonds (FGIC Insured),
    4.13%, 11/1/13                                         6,455     6,263
  De Kalb County Community Unit School
    District No. 424 G.O.
    Capital Appreciation Bonds
    (AMBAC Insured),
    0.00%, 1/1/17                                          2,285     1,042
  Illinois Development Finance Authority
    Revenue Bonds, YMCA Metro
    Chicago Project
    (Harris Trust & Saving Bank LOC),
    2.75%, 10/1/01                                         1,500     1,500
  Illinois Development Financing
    Authority Economic Development
    Revenue Bonds, Latin School of
    Chicago Project,
    5.60%, 8/1/18                                            350       351
    5.65%, 8/1/28                                            730       718
  Illinois Student Assistance Commission
    Student Loan Revenue Senior
    Bonds, Series QQ,
    3.75%, 9/1/02                                          2,015     2,040
  Metropolitan Pier & Exposition
    Authority Dedicated State Tax
    Capital Appreciation Revenue
    Refunding Bonds, McCormick
    Project (FGIC Insured),
    0.00%, 6/15/29                                        10,000     2,182
--------------------------------------------------------------------------
                                                                    29,322
--------------------------------------------------------------------------
INDIANA - 6.5%
  Franklin Township School Building,
    Marion County First Mortgage
    Revenue Bonds, Prerefunded,
    6.50%, 7/15/10                                         5,000     6,002
  Hamilton County Public Building Corp.
    First Mortgage G.O. Bonds,
    7.25%, 8/1/13                                          4,200     5,244
  Indiana HFA SFM Revenue Bonds,
    Series C-3 (AMT),
    6.30%, 7/1/31                                          1,500     1,533
  Indiana Municipal Power Agency
    Refunding Revenue Bonds,
    Series B (MBIA Insured),
    6.00%, 1/1/12                                          1,810     2,069
  Indiana Office Building Commission
    Capital Complex Revenue Bonds,
    Series B (MBIA Insured),
    7.40%, 7/1/15                                          5,620     7,220
  Indiana Transportation Finance
    Authority Airport Facilities Lease
    Revenue Refunding Bonds,
    Series A,
    5.50%, 11/1/12                                         3,305     3,405
  Indianapolis City Industrial Utilities
    District Revenue Refunding Bonds,
    Series B (FGIC Insured),
    3.50%, 6/1/18                                          3,280     2,778
  Indianapolis City Industrial Utilities
    District Revenue Refunding Bonds,
    Series B (FGIC Insured),
    Escrowed to Maturity,
    5.00%, 6/1/06                                          1,740     1,873
    4.00%, 6/1/08                                          2,275     2,313
  Indianapolis City Local Public
    Improvement Capital Appreciation
    Revenue Bonds, Series E
    (AMBAC Insured),
    0.00%, 2/1/22                                          3,000       995
  Monroe County Hospital Authority
    Revenue Bonds, Series B,
    Bloomington Hospital Obligation
    Group (FSA Insured),
    6.00%, 5/1/29                                          2,000     2,138
--------------------------------------------------------------------------
                                                                    35,570
--------------------------------------------------------------------------
KANSAS - 0.6%
  Wichita Hospital Facilities Revenue
    Refunding Bonds, Series III,
    5.25%, 11/15/14                                        1,475     1,508
    6.25%, 11/15/18                                        1,685     1,818
--------------------------------------------------------------------------
                                                                     3,326
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
KENTUCKY - 1.0%
  Kentucky State Property & Buildings
    Community Revenue Refunding
    Bonds, Project #72 (MBIA Insured),
    5.38%, 10/1/13                                    $    5,000   $ 5,395
--------------------------------------------------------------------------
MARYLAND - 0.5%
  Maryland Community Development
    Administration Department Housing
    & Community Development Revenue
    Bonds, Series D (AMT)
    (FHA Insured),
    6.20%, 9/1/20                                          1,750     1,868
    6.25%, 9/1/32                                            990     1,050
--------------------------------------------------------------------------
                                                                     2,918
--------------------------------------------------------------------------
MASSACHUSETTS - 3.9%
  Massachusetts Bay Transportation
    Authority Revenue Bonds, Series A,
    General Transportation System
    (MBIA Insured),
    4.50%, 3/1/26                                          3,000     2,700
  Massachusetts State Development
    Finance Agency Revenue Bonds,
    Series P, Boston University,
    5.38%, 5/15/39                                         2,000     1,975
    6.00%, 5/15/59                                         2,000     2,173
  Massachusetts State G.O. Bonds,
    Series C,
    5.13%, 12/1/20                                         5,000     5,030
  Massachusetts State G.O. Bonds,
    Series C, Prerefunded,
    7.00%, 11/1/04                                         2,500     2,839
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue Bonds, Series A,
    Caritas Christi Obligation Group,
    5.63%, 7/1/20                                          3,150     3,080
  Massachusetts State Water Pollution
    Abatement Revenue Bonds,
    Series A, MWRA Program,
    6.00%, 8/1/19                                          3,000     3,428
--------------------------------------------------------------------------
                                                                    21,225
--------------------------------------------------------------------------
MICHIGAN - 2.1%
  Detroit City School District G.O. Bonds,
    Series B,
    4.75%, 5/1/28                                          2,500     2,330
  Detroit Economic Development Corp.
    Revenue Refunding Bonds,
    Series A,
    4.35%, 5/1/08                                          2,000     2,020
  Michigan State Hospital Finance
    Authority Revenue Refunding Bonds,
    Series A, McLaren Obligation Group
    (MBIA Insured),
    4.50%, 10/15/21                                        5,000     4,509
  Michigan State Trunk Line Revenue
    Bonds, Series A,
    5.50%, 11/1/15                                         2,500     2,676
--------------------------------------------------------------------------
                                                                    11,535
--------------------------------------------------------------------------
MINNESOTA - 0.6%
  Minnesota Housing Finance Agency
    Revenue Bonds, Series A
    (MBIA Insured), Single Family
    Meeting Project,
    5.35%, 7/1/17                                          1,000     1,023
  Minnesota State Housing Finance
    Agency SFM Revenue Bonds,
    5.70%, 1/1/17                                          2,000     2,123
--------------------------------------------------------------------------
                                                                     3,146
--------------------------------------------------------------------------
MISSISSIPPI - 0.2%
  Perry County Pollution Revenue
    Refunding Bonds, Leaf River Forest
    Project (Wachovia Bank LOC),
    4.50%, 3/1/02                                            850       850
--------------------------------------------------------------------------
MISSOURI - 0.6%
  Missouri State Environmental
    Improvement & Energy Resources
    Authority Water PCR Refunding
    Bonds, Series B, State Revolving
    Fund Program,
    5.50%, 7/1/14                                          2,500     2,764
  St. Louis Airport Revenue Bonds,
    6.25%, 1/1/02                                            750       755
--------------------------------------------------------------------------
                                                                     3,519
--------------------------------------------------------------------------
NEBRASKA - 1.0%
  American Public Energy Agency Gas
    Supply Revenue Bonds, Series C,
    Nebraska Public Gas Agency
    Project (AMBAC Insured),
    4.30%, 3/1/11                                          5,500     5,400
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 65 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
NEVADA - 0.5%
  Nevada State G.O. Refunding Bonds,
    Project 20-23A,
    Escrowed to Maturity,
    7.20%, 7/1/06                                     $    2,540   $ 2,564
--------------------------------------------------------------------------
NEW JERSEY - 2.9%
  New Jersey Environmental
    Infrastructure Trust Revenue Bonds,
    Series A,
    5.00%, 9/1/13                                          2,000     2,112
  New Jersey State Transit Corp.
    Revenue Bonds, Series A, Capital
    Grant Anticipation Notes
    (AMBAC Insured),
    5.13%, 2/1/04                                          6,530     6,542
  New Jersey State Turnpike Authority
    Revenue Refunding Bonds,
    Series A,
    6.75%, 1/1/08                                          2,000     2,046
  New Jersey Transportation Trust Fund
    Authority Revenue Bonds, Series A,
    Transportation System,
    5.50%, 6/15/08                                         5,000     5,515
--------------------------------------------------------------------------
                                                                    16,215
--------------------------------------------------------------------------
NEW YORK - 12.8%
  Dutchess County IDA Civic Facilities
    Revenue Bonds, Bard College Civic
    Facility,
    5.75%, 8/1/30                                          2,000     2,090
  Long Island Power Authority Revenue
    Bonds, Series 8E,
    5.50%, 12/1/09                                         2,000     2,213
  Metropolitan Transportation Authority
    Revenue Bonds, Series A
    (FGIC Insured),
    4.75%, 4/1/28                                          4,190     3,925
  Nassau County Interim Finance
    Authority Revenue Bonds, Sales Tax
    Secured, Series A,
    5.63%, 11/15/20                                        5,000     5,142
  New York City Industrial Development
    Agency Airport Revenue Bonds,
    Series A, Airis JFK I LLC Project,
    5.50%, 7/1/28                                          1,000       924
  New York City Municipal Water
    Finance Authority Water & Sewer
    System Revenue Bonds, Series A
    (FGIC Insured),
    5.25%, 6/15/33                                         3,000     3,020
  New York City Municipal Water
    Finance Authority Water & Sewer
    System Revenue Bonds, Series A
    (MBIA Insured),
    5.50%, 6/15/23                                         5,000     5,162
  New York City Municipal Water
    Finance Authority Water & Sewer
    System Revenue Bonds, Series B,
    6.00%, 6/15/33                                         1,160     1,340
  New York City Municipal Water
    Finance Authority Water & Sewer
    System Revenue Bonds, Series B,
    Prerefunded,
    6.00%, 6/15/10                                         1,940     2,273
  New York City Transitional Finance
    Authority Revenue Bonds, Future Tax
    Secured, Series B,
    6.13%, 11/15/15                                        2,000     2,267
    6.00%, 11/15/24                                        4,000     4,380
  New York G.O. Refunding Bonds,
    Series A,
    6.00%, 5/15/30                                         5,550     5,979
  New York Mortgage Agency Revenue
    Bonds, 26th Series,
    5.85%, 4/1/17                                          2,380     2,529
  New York State Dormitory Authority
    Revenue Bonds, Series A, Mt. Sinai
    School of Medicine
    (MBIA Insured),
    5.15%, 7/1/24                                         10,000    10,229
  New York State Dormitory Authority
    Revenue Bonds, Series A, University
    Dormitory Facilities,
    6.25%, 7/1/20                                          1,115     1,255
  New York State Power Authority G.O.
    Bonds (First Union National Bank
    LOC),
    2.90%, 3/1/20                                          5,000     5,006
  New York State Thruway Authority
    Service Contract Revenue Bonds,
    Local Highway & Bridge
    (AMBAC Insured),
    5.38%, 4/1/18                                          3,110     3,238

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
NEW YORK - 12.8% - (CONTINUED)
  Port Authority New York & New Jersey
    Revenue Bonds, Series 109,
    5.38%, 1/15/32                                    $    2,000   $ 1,986
  Triborough Bridge & Tunnel Authority
    General Purpose Revenue Bonds,
    Series SR,
    5.00%, 1/1/07                                          4,725     4,975
  Triborough Bridge & Tunnel Authority
    Revenue Bonds, Series Q,
    Triborough General Purpose,
    5.00%, 1/1/17                                          2,500     2,500
--------------------------------------------------------------------------
                                                                    70,433
--------------------------------------------------------------------------
NORTH CAROLINA - 6.1%
  North Carolina Eastern Municipal
    Power Agency Revenue Refunding
    Bonds, Series A,
    5.75%, 1/1/26                                          4,000     4,020
  North Carolina Municipal Power
    Agency No. 1 Catawaba Electric
    Revenue Bonds, Series B,
    6.00%, 1/1/20                                          3,720     3,721
  North Carolina State Eastern Municipal
    Power Agency Power System
    Revenue Refunding Bonds, Series A,
    Escrowed to Maturity,
    6.50%, 1/1/18                                          2,655     3,180
  North Carolina State Eastern Municipal
    Power Agency Power System
    Revenue Refunding Bonds, Series B,
    7.00%, 1/1/08                                         18,950    21,574
  North Carolina State Eastern Municipal
    Power Agency Power System
    Revenue Refunding Bonds, Series D,
    6.75%, 1/1/26                                          1,000     1,086
--------------------------------------------------------------------------
                                                                    33,581
--------------------------------------------------------------------------
OHIO - 2.0%
  Columbus City G.O. Bonds, Series 2,
    6.00%, 6/15/07                                         4,090     4,604
  Ohio Housing Finance Agency
    Mortgage Revenue Bonds,
    Series C, Residential
    Mortgage-Backed Securities
    (Colld. by GNMA Securities),
    5.15%, 3/1/13                                          2,335     2,379
  Ohio State Water Development
    Authority Revenue Bonds,
    Series B, Fresh Water,
    5.50%, 6/1/20                                          2,445     2,645
  Plain Local School District G.O. Bonds
    (FGIC Insured),
    6.00%, 12/1/25                                         1,000     1,094
--------------------------------------------------------------------------
                                                                    10,722
--------------------------------------------------------------------------
OKLAHOMA - 1.6%
  McGee Creek Authority Water
    Revenue Bonds (MBIA Insured),
    6.00%, 1/1/13                                          6,000     6,896
  Payne County Economic Development
    Student Housing Authority Revenue
    Bonds, Series A, Collegiate Housing
    Foundation,
    6.38%, 6/1/30                                          2,000     2,053
--------------------------------------------------------------------------
                                                                     8,949
--------------------------------------------------------------------------
OREGON - 0.8%
  Oregon State G.O. Bonds, Series 66,
    10.50%, 6/1/02                                         1,000     1,054
  Oregon State Housing & Community
    Services Department Mortgage
    Revenue Bonds, Series E,
    SFM Program (FHA Insured)
    6.15%, 7/1/30                                          1,000     1,057
  Oregon State Housing & Community
    Services Department Revenue
    Bonds, Series F, Single Family
    Meeting Project,
    5.55%, 7/1/30                                          2,505     2,531
--------------------------------------------------------------------------
                                                                     4,642
--------------------------------------------------------------------------
PENNSYLVANIA - 4.1%
  Allegheny County Port Authority
    Special Revenue Bonds
    (MBIA Insured), Prerefunded,
    6.13%, 3/1/09                                          1,635     1,883
  Montgomery County Higher Education
    & Health Authority Revenue Bonds,
    Series A, Philadelphia Geriatric
    Center,
    7.38%, 12/1/30                                         3,000     3,010
  Pennsylvania Economic Development
    Financing Authority Exempt Facilities
    Revenue Bonds, Series A,
    Amtrak Project,
    6.25%, 11/1/31                                         1,205     1,232

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 67 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT FUND (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
PENNSYLVANIA - 4.1% - (CONTINUED)
  Pennsylvania SFM Finance Agency
    Revenue Bonds, Series 72A (AMT),
    4.55%, 4/1/10                                     $    1,750   $ 1,774
    4.80%, 4/1/12                                            750       760
  Pennsylvania State COP Bonds, Series
    A (AMBAC Insured),
    5.00%, 7/1/15                                          2,000     2,015
  Pennsylvania State Higher Educational
    Facilities Authority Revenue Bonds,
    Series A, UPMC Health System,
    6.00%, 1/15/22                                         1,750     1,829
  Pennsylvania State Higher Educational
    Facilities Authority Student Housing
    Revenue Bonds, Series A, Student
    Association, Inc. Project,
    6.75%, 9/1/32                                          1,500     1,543
  Pennsylvania State Turnpike
    Commission Transportation Revenue
    Bonds, Series N, Prerefunded,
    5.50%, 12/1/01                                         1,740     1,741
  Philadelphia G.O. Bonds
    (FSA Insured),
    5.25%, 9/15/25                                         2,000     2,018
  Philadelphia G.O. Bonds,
    5.00%, 9/15/31                                         5,000     4,864
--------------------------------------------------------------------------
                                                                    22,669
--------------------------------------------------------------------------
PUERTO RICO - 0.4%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Bonds, Series B,
    6.00%, 7/1/31                                          2,000     2,195
--------------------------------------------------------------------------
RHODE ISLAND - 0.6%
  Rhode Island Economic Development
    Corp. Airport Revenue Bonds, Series
    B (FGIC Insured),
    6.50%, 7/1/18                                          3,000     3,420
--------------------------------------------------------------------------
SOUTH CAROLINA - 0.8%
  Georgetown County Facilities PCR
    Refunding Bonds, Series A,
    International Paper Co. Project,
    5.13%, 2/1/12                                          2,500     2,483
  Piedmont Municipal Power Agency
    Electric Revenue Refunding Bonds,
    Series A,
    6.55%, 1/1/16                                          2,115     2,116
--------------------------------------------------------------------------
                                                                     4,599
--------------------------------------------------------------------------
TENNESSEE - 1.4%
  Sevier County Public Building Authority
    Revenue Bonds,
    Local Government Public
    Improvement IV-F-1,
    2.35%, 12/1/01                                         2,600     2,600
  Tennessee Energy Acquisition Corp.
    Gas Revenue Bonds, Series B
    (AMBAC Insured),
    4.50%, 9/1/08                                          5,000     5,024
--------------------------------------------------------------------------
                                                                     7,624
--------------------------------------------------------------------------
TEXAS - 8.1%
  Austin Utility System Revenue
    Refunding Bonds (FSA Insured),
    5.13%, 11/15/20                                        1,800     1,802
  Birdville Independent School District
    Capital Appreciation G.O. Bonds
    (PSF Gtd.),
    0.00%, 2/15/19                                         1,795       636
  Carrollton Farmers Branch
    Independent School District G.O.
    Bonds,
    6.00%, 2/15/14                                         3,290     3,606
  Corpus Christi Business & Job
    Development Corp. Revenue Bonds,
    Seawall Project,
    5.00%, 3/1/26                                          1,250     1,219
  Dallas County G.O. Refunding Bonds,
    Series A,
    5.50%, 8/15/09                                         2,000     2,214
  Harris County Health Facilities
    Development Corp. Hospital
    Revenue Bonds, Texas Childrens
    Hospital-B-1 (MBIA Insured),
    3.20%, 10/1/29                                         1,100     1,100
  Harris County Health Facilities
    Development Corp. Revenue Bonds,
    Series A, Christus Health,
    5.50%, 7/1/09                                          1,500     1,597
  Houston Independent School District
    G.O. Refunding Bonds, Series A,
    4.75%, 2/15/22                                         5,000     4,707

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
MUNICIPAL BONDS - 98.1% - (CONTINUED)
TEXAS - 8.1% - (CONTINUED)
  Lamar Consolidated Independent
    School District G.O. Bonds
    (PSF Gtd.),
    6.00%, 2/15/13                                    $    2,400   $ 2,651
  Matagorda County Navigation District
    No. 1 Refunding Revenue Bonds,
    Series C, Reliant Energy, Inc.,
    5.20%, 11/1/02                                         4,500     4,562
  Parker County Hospital District
    Revenue Bonds, Campbell Health
    System,
    6.25%, 8/15/19                                         1,000       988
  San Antonio City Electricity & Gas
    Revenue Refunding Bonds,
    Series A,
    4.50%, 2/1/21                                          4,000     3,647
  Texas Municipal Power Agency Capital
    Appreciation Revenue Refunding
    Bonds,
    0.00%, 9/1/17                                          4,000     1,763
  Texas State Veterans Housing
    Assistance G.O. Bonds, Series C,
    Fund II,
    6.10%, 6/1/21                                          3,000     3,197
  Texas Water Development Board
    Revenue Bonds, Series B, State
    Revolving Fund-Senior Lien,
    5.13%, 7/15/18                                         5,000     5,029
  Waxahachie Independent School
    District Capital Appreciation G.O.
    Refunding Bonds (PSF Gtd.),
    0.00%, 8/15/23                                         4,265     1,099
  Waxahachie Independent School
    District Capital Appreciation G.O.
    Refunding Bonds (PSF Gtd.),
    0.00%, 8/15/16                                         5,505     2,362
    0.00%, 8/15/28                                         6,875     1,263
    0.00%, 8/15/30                                         7,140     1,146
--------------------------------------------------------------------------
                                                                    44,588
--------------------------------------------------------------------------
VIRGINIA - 1.3%
  Richmond G.O. Refunding Bonds,
    Series A,
    5.50%, 1/15/13                                         5,000     5,171
  Virginia Commonwealth Transportation
    Board Revenue Bonds, Series A,
    Northern District Program,
    5.00%, 5/15/21                                    $    2,000   $ 1,983
--------------------------------------------------------------------------
                                                                     7,154
--------------------------------------------------------------------------
WASHINGTON - 3.2%
  King County School District No. 403
    G.O. Bonds, Prerefunded
    6.13%, 12/1/02                                         2,000     2,107
  Seattle Refunding G.O. Limited Tax
    Bonds,
    6.50%, 3/1/17                                          2,500     2,538
  Washington Public Power Supply
    Systems Revenue Refunding Bonds,
    Series A, Nuclear Project No. 2,
    6.50%, 7/1/03                                          3,750     3,836
  Washington State G.O. Bonds,
    Series A,
    6.00%, 9/1/16                                          5,000     5,195
  Washington State G.O. Bonds,
    Series B,
    6.40%, 6/1/17                                          3,450     4,063
--------------------------------------------------------------------------
                                                                    17,739
--------------------------------------------------------------------------
WEST VIRGINIA - 0.2%
  West Virginia University Capital
    Appreciation Revenue Bonds, Series
    A, West Virginia University Project
    (AMBAC Insured),
    0.00%, 4/1/22                                          2,800       937
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------
(COST $505,654)                                                    539,566

                                                      NUMBER OF      VALUE
                                                        SHARES       (000S)
OTHER - 1.8%
  AIM Tax Exempt Cash Reserve Fund                     6,765,093     6,765
  Dreyfus Tax-Exempt Cash
    Management Fund                                    2,930,828     2,931
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $9,696)                                                        9,696
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------
(COST $515,350)                                                    549,262
    Other Assets less Liabilities - 0.1%                               780
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $550,042

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL 69 REPORT FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

U.S. GOVERNMENT FUND

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 71.9%
FANNIE MAE - 48.1%
  FNMA Notes,
    5.13%, 2/13/04                                    $   47,500   $49,341
    5.63%, 5/14/04                                        53,200    55,960
    5.25%, 6/15/06                                        15,500    16,120
    5.13%, 10/15/08                                       18,500    18,746
    6.25%, 7/19/11                                         3,000     3,034
    Pool #253881,
    7.00%, 5/1/16                                         12,982    13,493
  Pool #572669,
    6.50%, 4/1/16                                         10,678    10,998
--------------------------------------------------------------------------
                                                                   167,692
--------------------------------------------------------------------------
FANNIE MAE REMIC TRUST - 3.1%
  Series 1997-M5, Class C,
    6.74%, 8/25/07                                        10,000    10,668
--------------------------------------------------------------------------
FREDDIE MAC - 9.0%
    6.63%, 9/15/09                                        14,000    15,407
    5.50%, 9/15/11                                        15,000    15,211
  Pool #410092,
    7.92%, 11/1/24                                           860       874
--------------------------------------------------------------------------
                                                                    31,492
--------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 11.7%
  Pool #270288,
    10.00%, 6/15/19                                          201       226
  Pool #476998,
    6.50%, 7/15/29                                         4,544     4,647
  Pool #485328,
    7.00%, 3/15/31                                        19,892    20,650
  Pool #530181,
    7.00%, 4/15/31                                        14,454    15,005
  Series 2 Pool #268360,
    10.00%, 4/15/19                                          137       154
--------------------------------------------------------------------------
                                                                    40,682
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------
(COST $240,828)                                                    250,534

--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 26.8%
U.S. TREASURY NOTES - 26.8%
    7.50%, 2/15/05                                        40,500    45,594
    5.63%, 2/15/06                                        44,500    47,817
--------------------------------------------------------------------------
                                                                    93,411
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------
(COST $90,811)                                                      93,411

SHORT-TERM INVESTMENT - 0.4%
  FHLB Discount Note,
    2.75%, 10/1/01                                         1,228     1,228
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------
(COST $1,228)                                                        1,228

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
--------------------------------------------------------------------------
(COST $332,867)                                                    345,173

  Other Assets less Liabilities - 0.9%                               3,041
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $348,214

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2001 (UNAUDITED)

 1  ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Fixed Income, Florida Intermediate Tax-Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser of each of the other funds. Prior to May 2, 2001, Northern Trust served as the investment adviser to the Global Fixed Income Fund. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, nti and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

 2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "gaap." The preparation of financial statements in conformity with gaap requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities which are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which current quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are

                          NORTHERN FUNDS SEMIANNUAL REPORT 71 FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

"marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                     DECLARATION     PAYMENT
                                      FREQUENCY     FREQUENCY
  --------------------------------------------------------
  Arizona Tax-Exempt                    DAILY        MONTHLY
  California Intermediate Tax-Exempt    DAILY        MONTHLY
  California Tax-Exempt                 DAILY        MONTHLY
  Fixed Income                          DAILY        MONTHLY
  Florida Intermediate Tax-Exempt       DAILY        MONTHLY
  Global Fixed Income                  ANNUALLY      ANNUALLY
  High Yield Fixed Income               DAILY        MONTHLY
  High Yield Municipal                  DAILY        MONTHLY
  Intermediate Tax-Exempt               DAILY        MONTHLY
  Short-Intermediate U.S. Government    DAILY        MONTHLY
  Tax-Exempt                            DAILY        MONTHLY
  U.S. Government                       DAILY        MONTHLY
  --------------------------------------------------------

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, deferral of realized losses and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to their shareholders.

J) AUDIT GUIDE - In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

FIXED INCOME FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2001 (UNAUDITED)

 3  INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented in the following table as applied to each Fund's daily net assets. For the six months ended September 30, 2001, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations.

The investment advisers also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL    ADVISORY
                                   ADVISORY  FEES AFTER    EXPENSE
                                    FEES      WAIVERS    LIMITATIONS
  ------------------------------------------------------------------
  Arizona Tax-Exempt                 0.75%    0.70%       0.85%
  California Intermediate Tax-Exempt 0.75%    0.70%       0.85%
  California Tax-Exempt              0.75%    0.70%       0.85%
  Fixed Income                       0.75%    0.75%       0.90%
  Florida Intermediate Tax-Exempt    0.75%    0.70%       0.85%
  Global Fixed Income                0.90%    0.90%       1.15%
  High Yield Fixed Income            0.75%    0.75%       0.90%
  High Yield Municipal               0.75%    0.70%       0.85%
  Intermediate Tax-Exempt            0.75%    0.70%       0.85%
  Short-Intermediate U.S. Government 0.75%    0.75%       0.90%
  Tax-Exempt                         0.75%    0.70%       0.85%
  U.S. Government                    0.75%    0.75%       0.90%
  ------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and pfpc for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

 4  BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the Fed Funds rate.

Interest expense for the six months ended September 30, 2001, was approximately $1,000 for both Global Fixed Income and U.S. Government Funds. This amount is included in other expenses on the Statements of Operations.

As of September 30, 2001, there were no outstanding borrowings.

                          NORTHERN FUNDS SEMIANNUAL REPORT 73 FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

 5  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2001 (Unaudited), were as follows:

                                                                           PURCHASES                        SALES
  AMOUNTS IN THOUSANDS                                        U.S. GOVERNMENT     OTHER       U.S. GOVERNMENT      OTHER
  -----------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                            $       -       $ 29,448        $       -       $  24,465
  California Intermediate Tax-Exempt                                    -         42,671                -          46,463
  California Tax-Exempt                                                 -         52,809                -          55,315
  Fixed Income                                                    418,681        332,837          373,940         341,172
  Florida Intermediate Tax-Exempt                                       -         30,281                -          28,473
  Global Fixed Income                                               7,036         27,233            4,355          26,758
  High Yield Fixed Income                                               -        150,690                -         108,275
  High Yield Municipal                                                  -          6,440                -           6,222
  Intermediate Tax-Exempt                                               -        579,837                -         576,458
  Short-Intermediate U.S. Government                               69,203              -           56,126               -
  Tax-Exempt                                                            -        487,487                -         481,135
  U.S. Government                                                 183,607          3,015           195,441              -
  -----------------------------------------------------------------------------------------------------------------------

At September 30, 2001 (Unaudited), for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                  UNREALIZED          UNREALIZED       NET APPRECIATION        COST BASIS
  AMOUNTS IN THOUSANDS                           APPRECIATION        DEPRECIATION       (DEPRECIATION)        OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                             $   4,413            $     (17)          $   4,396             $  76,446
  California Intermediate Tax-Exempt                 4,974                   (2)              4,972                83,855
  California Tax-Exempt                              7,247                  (10)              7,237               119,481
  Fixed Income                                      20,071               (8,887)             11,184               826,739
  Florida Intermediate Tax-Exempt                    1,190                   (5)              1,185                41,949
  Global Fixed Income                                  476                 (464)                 12                28,012
  High Yield Fixed Income                            2,075              (22,355)            (20,280)              236,784
  High Yield Municipal                               1,007                 (459)                548                30,007
  Intermediate Tax-Exempt                           24,200                 (535)             23,665               656,095
  Short-Intermediate U.S. Government                 2,450                    -               2,450                87,961
  Tax-Exempt                                        34,494                 (582)             33,912               515,350
  U.S. Government                                   12,306                    -              12,306               332,867

FIXED INCOME FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

 6  CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2001 (Unaudited), were as follows:

                                                                                                                     NET
                                                                                REINVESTMENT                      INCREASE
  AMOUNTS IN THOUSANDS                                             SOLD         OF DIVIDENDS      REDEEMED       (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                                 981              9             (349)            641
  California Intermediate Tax-Exempt                                 727              3             (911)           (181)
  California Tax-Exempt                                              976             22             (982)             16
  Fixed Income                                                     9,967            211           (8,917)          1,261
  Florida Intermediate Tax-Exempt                                    528             15             (383)            160
  Global Fixed Income                                              1,062              -             (267)            795
  High Yield Fixed Income                                         10,144            271           (6,207)          4,208
  High Yield Municipal                                               404              7             (438)            (27)
  Intermediate Tax-Exempt                                          8,094             81           (7,693)            482
  Short-Intermediate U.S. Government                               4,243             14           (3,052)          1,205
  Tax-Exempt                                                       2,118             48           (2,417)           (251)
  U.S. Government                                                  4,255             73           (5,455)         (1,127)

Transactions of shares of the Funds for the year ended March 31, 2001, were as follows:

                                                                                                                     NET
                                                                                REINVESTMENT                      INCREASE
  AMOUNTS IN THOUSANDS                                             SOLD         OF DIVIDENDS      REDEEMED       (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                               1,585             10           (1,257)            338
  California Intermediate Tax-Exempt                               1,228             10           (1,817)           (579)
  California Tax-Exempt                                            2,269             62           (2,630)           (299)
  Fixed Income                                                    21,667            340          (16,354)          5,653
  Florida Intermediate Tax-Exempt                                    610             28             (866)           (228)
  Global Fixed Income                                                508              3             (545)            (34)
  High Yield Fixed Income                                         13,393            464           (7,183)          6,674
  High Yield Municipal                                             1,545             11             (468)          1,088
  Intermediate Tax-Exempt                                         10,764            136          (14,151)         (3,251)
  Short-Intermediate U.S. Government                               3,762             19           (2,708)          1,073
  Tax-Exempt                                                       6,230             81           (7,010)           (699)
  U.S. Government                                                  4,511            146           (6,526)         (1,869)

                          NORTHERN FUNDS SEMIANNUAL REPORT 75 FIXED INCOME FUNDS

FIXED INCOME FUNDS
ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities. Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
   -------------------------------------------------------------------------
   ACA     American Capital Access

   AMBAC   American Municipal Bond Assurance Corporation

   AMT     Alternative Minimum Tax

   ASU     Arizona State University

   COLLD.  Collateralized

   COP     Certificate of Participation

   FGIC    Financial Guaranty
           Insurance Corporation

   FHA     Federal Housing Authority

   FHLB    Federal Home Loan Bank

   FHLMC   Freddie Mac

   FNMA    Fannie Mae

   FSA     Financial Security Assurance

   GNMA    Government National
           Mortgage Association

   G.O.    General Obligation

   GTD.    Guaranteed

   HFA     Housing Finance Authority

   I.O.    Interest Only Stripped Security

   IDA     Industrial Development Authority

   IDR     Industrial Development Revenue

   LOC     Letter of Credit

   MBIA    Municipal Bond Insurance Association

   PCR     Pollution Control Revenue

   PFA     Public Finance Authority

   PSF     Permanent School Fund

   RAN     Revenue Anticipation Notes

   REIT    Real Estate Investment Trust

   REMIC   Real Estate Mortgage Investment Conduit

   SFM     Single Family Mortgage

   TRB     Tax Revenue Bonds

FIXED INCOME FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

RISK/REWARD
POTENTIAL

When building a sound Northern Funds investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus. Please read the prospectus carefully before investing.

NORTHERN FUNDS

HIGH

[GRAPHIC OF FAMILY WITH PONTOON PLANE]

EQUITY FUNDS Domestic and international -- offering you opportunities for capital and appreciation and long-term growth.

GROWTH

INTERNATIONAL EQUITIES & SECTOR FUNDS
Global Communications Fund
Technology Fund
International Select Equity Fund
International Growth Equity Fund

SMALL- & MEDIUM-CAPITALIZATION EQUITIES
Growth Opportunities Fund
Small Cap Growth Fund
Small Cap Value Fund
Small Cap Index Fund
Mid Cap Growth Fund

INCOME & LARGE-CAPITALIZATION EQUITIES
Select Equity Fund
Growth Equity Fund
Large Cap Value Fund
Stock Index Fund
Income Equity Fund

[GRAPHIC OF COUPLES AT OPERA]

FIXED INCOME FUNDS Taxable and tax-exempt -- providing you with the potential for current income with both domestic and international choices.

INCOME

LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS
High Yield Fixed Income Fund
High Yield Municipal Fund
Global Fixed Income Fund
California Tax-Exempt Fund
Arizona Tax-Exempt Fund
Tax-Exempt Fund
Fixed Income Fund

INTERMEDIATE-TERM BONDS
Florida Intermediate Tax-Exempt Fund
California Intermediate Tax-Exempt Fund
Intermediate Tax-Exempt Fund
Short-Intermediate U.S. Government Fund
U.S. Government Fund

[GRAPHIC OF FAMILY HORSEBACK RIDING]

MONEY MARKET FUNDS Helping you meet your cash management and short-term investment needs.

LIQUIDITY

MONEY MARKET SECURITIES
California Municipal Money Market Fund
Municipal Money Market Fund
U.S. Government Select Money Market Fund
U.S. Government Money Market Fund
Money Market Fund

LOW

AN INVESTMENT IN THE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A VALUE OF $I.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY.

                                                                     FIX SAR 11/

(C)2001 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.

                                                                  PRESORTED
                                                                   STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  CHICAGO, IL
                                                                 PERMIT NO.941

        50 South LaSalle Street
        P.O. Box 75986
        Chicago, Illinois 60675-5986
        800/595-9111
        northernfunds.com

[NORTHERN FUNDS LOGO]

Managed by
[NORTHERN TRUST LOGO]